UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.91%

ASSET-BACKED SECURITIES 2.00%

Automobiles 0.39%

Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	$1,028	$1,050,776
Hyundai Auto Receivables Trust 2016-B C	2.19%		11/15/2022	2,181	2,184,538
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	979	980,440
Total					4,215,754

Other 1.61%

ALM XIX Ltd. 2016-19A C†	4.984	%#	7/15/2028	462	463,848
ALM XVIII Ltd. 2016-18A C†	5.007	%#	7/15/2027	500	505,133
Anchorage Capital CLO 7 Ltd. 2015-7A D†	4.33	%#	10/15/2027	400	391,891
Anchorage Capital CLO 8 Ltd. 2016-8A D†	4.921	%#	7/28/2028	250	248,300
Anchorage Capital CLO Ltd. 2013-1A C†	4.169	%#	7/13/2025	250	245,841
BlueMountain CLO Ltd. 2016-1A D†	5.425	%#	4/20/2027	500	506,373
Guggenheim 5180-2 CLO LP 2015-1A A2B†	3.375	%#	11/25/2027	2,500	2,528,710
JFIN CLO II Ltd. 2015-2A B1†	3.079	%#	10/19/2026	1,500	1,507,180
KKR Financial CLO Ltd. 2013-2A C†	4.388	%#	1/23/2026	500	484,793
Leaf Receivables Funding 11 LLC 2016-1 A3†	2.05%		6/15/2019	492	494,275
Leaf Receivables Funding 11 LLC 2016-1 A4†	2.49%		4/15/2022	634	638,573
MMAF Equipment Finance LLC 2016-AA A5†	2.21%		12/15/2032	805	820,955
OHA Loan Funding Ltd. 2013-1A D†	4.315	%#	7/23/2025	450	445,525
OZLM VIII Ltd. 2014-8A A2A†	2.829	%#	10/17/2026	1,250	1,247,757
Sonic Capital LLC 2016-1A A2†	4.472%		5/20/2046	1,076	1,110,190
Sound Point CLO XI Ltd. 2016-1A D†	5.175	%#	7/20/2028	2,000	2,009,167
Taco Bell Funding LLC 2016 1A A2II†	4.377%		5/25/2046	773	802,755
Taco Bell Funding LLC 2016-1A A23†	4.97%		5/25/2046	1,028	1,066,879
Voya CLO Ltd. 2016-2A C†	4.932	%#	7/19/2028	750	736,263
Westcott Park Clo Ltd. 2016-1A D†	5.046	%#	7/20/2028	850	854,144
Total					17,108,552
Total Asset-Backed Securities (cost $20,840,304)					21,324,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Shares (000)	Fair Value
COMMON STOCKS 13.81%

Aerospace/Defense 0.20%

Huntington Ingalls Industries, Inc.	7	$1,070,565
Northrop Grumman Corp.	5	1,076,596
Total		2,147,161

Air Transportation 0.03%

Hawaiian Holdings, Inc.*	7	355,169

Auto Parts & Equipment 0.16%

Chassix Holdings, Inc.	59	1,709,906

Automakers 0.15%

Thor Industries, Inc.	19	1,650,803

Banking 0.42%

Comerica, Inc.	23	1,097,351
Cullen/Frost Bankers, Inc.	15	1,112,840
SVB Financial Group*	10	1,077,765
Texas Capital Bancshares, Inc.*	22	1,180,780
Total		4,468,736

Beverages 0.11%

Molson Coors Brewing Co. Class B	10	1,146,422

Building & Construction 0.25%

Granite Construction, Inc.	32	1,590,287
LGI Homes, Inc.*	29	1,075,728
Total		2,666,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Shares (000)	Fair Value
Building Materials 0.53%

Beacon Roofing Supply, Inc.*	24	$1,026,171
Fortune Brands Home & Security, Inc.	10	574,435
Gibraltar Industries, Inc.*	29	1,066,205
GMS, Inc.*	29	638,823
Martin Marietta Materials, Inc.	6	1,077,347
U.S. Concrete, Inc.*	4	165,650
Vulcan Materials Co.	10	1,082,596
Total		5,631,227

Chemicals 0.49%

Albemarle Corp.	12	1,061,188
FMC Corp.	23	1,104,182
Scotts Miracle-Gro Co. (The) Class A	13	1,082,926
Trinseo SA	19	1,066,156
Versum Materials, Inc.*	38	858,060
Total		5,172,512

Discount Stores 0.17%

Amazon.com, Inc.*	2	1,780,958

Diversified Capital Goods 0.32%

A.O. Smith Corp.	11	1,118,698
Belden, Inc.	18	1,224,090
Illinois Tool Works, Inc.	9	1,060,584
Total		3,403,372

Electric: Integrated 0.29%

IDACORP, Inc.	14	1,088,092
Pinnacle West Capital Corp.	13	1,010,135
Portland General Electric Co.	24	1,029,358
Total		3,127,585

Electronics 0.50%

Applied Materials, Inc.	43	1,290,118
Cognex Corp.	21	1,096,898
Littelfuse, Inc.	8	1,076,465
MKS Instruments, Inc.	11	540,615
Trimble Navigation Ltd.*	45	1,275,861
Total		5,279,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Shares (000)		Fair Value
Energy: Exploration & Production 0.98%

Antero Resources Corp.*		41	$1,097,404
Callon Petroleum Co.*		70	1,101,512
Concho Resources, Inc.*		8	1,155,388
Diamondback Energy, Inc.*		11	1,075,649
Parsley Energy, Inc. Class A*		37	1,232,632
Range Resources Corp.		29	1,113,520
Seven Generations Energy Ltd. Class A*(a)	CAD	77	1,856,671
Templar Energy LLC		46	335,090
WPX Energy, Inc.*		114	1,505,968
Total			10,473,834

Food: Wholesale 0.17%

Amplify Snack Brands, Inc.*		76	1,235,558
Blue Buffalo Pet Products, Inc.*		26	606,426
Total			1,841,984

Forestry/Paper 0.25%

Boise Cascade Co.*		41	1,040,435
Louisiana-Pacific Corp.*		55	1,038,098
Potlatch Corp.		14	544,460
Total			2,622,993

Gaming 0.27%

Boyd Gaming Corp.*		57	1,123,266
Wynn Resorts Ltd.		18	1,722,678
Total			2,845,944

Health Services 0.10%

Exelixis, Inc.*		86	1,095,476

Integrated Energy 0.06%

NOW, Inc.*		29	611,098

Investments & Miscellaneous Financial Services 0.36%

Flagstar Bancorp, Inc.*		40	1,110,000
MarketAxess Holdings, Inc.		10	1,674,777
TransUnion*		32	1,097,376
Total			3,882,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Shares (000)		Fair Value
Machinery 0.46%

Middleby Corp. (The)*		13	$1,602,610
Nordson Corp.		11	1,059,466
Toro Co. (The)		23	1,057,366
Xylem, Inc.		22	1,144,721
Total			4,864,163

Managed Care 0.03%

Centene Corp.*		5	358,437

Medical Products 1.22%

ABIOMED, Inc.*		18	2,278,952
Align Technology, Inc.*		11	1,043,906
Boston Scientific Corp.*		44	1,052,412
Charles River Laboratories International, Inc.*		13	1,097,338
DexCom, Inc.*		13	1,103,377
Edwards Lifesciences Corp.*		18	2,182,980
Glaukos Corp.*		36	1,341,053
Intuitive Surgical, Inc.*		2	1,735,968
Penumbra, Inc.*		15	1,145,397
Total			12,981,383

Metals/Mining (Excluding Steel) 0.99%

Anglo American plc*(a)	GBP	112	1,393,574
Fresnillo plc(a)	GBP	80	1,877,598
Mirabela Nickel Ltd.*(a)	AUD	2,560	19,595
MMC Norilsk Nickel PJSC ADR		65	1,046,447
MRC Global, Inc.*		45	745,528
Newmont Mining Corp.		40	1,576,472
Silver Wheaton Corp. (Canada)(b)		38	1,018,923
Teck Resources Ltd. Class B (Canada)(b)		39	701,511
U.S. Silica Holdings, Inc.		47	2,196,561
Total			10,576,209

Non-Electric Utilities 0.20%

American Water Works Co., Inc.		14	1,075,301
Aqua America, Inc.		35	1,074,786
Total			2,150,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Shares (000)	Fair Value
Oil Field Equipment & Services 0.21%

Halliburton Co.	24	$1,065,900
Patterson-UTI Energy, Inc.	53	1,189,748
Total		2,255,648

Personal & Household Products 0.10%

Pool Corp.	11	1,016,090

Pharmaceuticals 0.79%

Cantel Medical Corp.	15	1,169,700
Gilead Sciences, Inc.	14	1,071,048
Nevro Corp.*	14	1,480,041
Patheon NV (Netherlands)*(b)	24	722,972
Seattle Genetics, Inc.*	24	1,270,099
Spark Therapeutics, Inc.*	27	1,629,668
TESARO, Inc.*	11	1,079,485
Total		8,423,013

Rail 0.21%

CSX Corp.	37	1,128,500
Kansas City Southern	11	1,071,967
Total		2,200,467

Real Estate Investment Trusts 0.29%

Digital Realty Trust, Inc.	11	1,034,716
DuPont Fabros Technology, Inc.	25	1,037,355
QTS Realty Trust, Inc. Class A	19	991,572
Total		3,063,643

Recreation & Travel 0.11%

Vail Resorts, Inc.	8	1,212,682

Restaurants 0.10%

Shake Shack, Inc. Class A*	31	1,059,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Shares (000)		Fair Value
Software/Services 1.64%

2U, Inc.*		30	$1,133,384
Arista Networks, Inc.*		13	1,143,730
Atlassian Corp. plc Class A (Australia)*(b)		35	1,039,959
CyberArk Software Ltd. (Israel)*(b)		8	410,836
Ellie Mae, Inc.*		14	1,478,517
Facebook, Inc. Class A*		14	1,781,157
GrubHub, Inc.*		27	1,164,513
MercadoLibre, Inc. (Argentina)(b)		6	1,091,323
MSCI, Inc.		13	1,123,369
NetEase, Inc. ADR		6	1,348,368
Proofpoint, Inc.*		14	1,040,490
Tencent Holdings Ltd.(a)	HKD	46	1,290,014
Tyler Technologies, Inc.*		6	1,061,626
Veeva Systems, Inc. Class A*		29	1,215,696
Weibo Corp. ADR*		22	1,085,832
Total			17,408,814

Specialty Retail 0.64%

American Eagle Outfitters, Inc.		57	1,021,896
Burlington Stores, Inc.*		21	1,697,531
Deckers Outdoor Corp.*		17	1,025,570
Moncler SpA(a)	EUR	60	1,029,422
SiteOne Landscape Supply, Inc.*		26	950,348
Ulta Salon, Cosmetics & Fragrance, Inc.*		5	1,070,910
Total			6,795,677

Steel Producers/Products 0.11%

Worthington Industries, Inc.		24	1,176,399

Support: Services 0.10%

Equifax, Inc.		8	1,030,210

Technology Hardware & Equipment 0.43%

Broadcom Ltd. (Singapore)(b)		6	1,057,375
NVIDIA Corp.		34	2,326,117
Silicon Motion Technology Corp. ADR		24	1,218,774
Total			4,602,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments			Shares (000)	Fair Value
Telecommunications: Wireless 0.18%

Communications Sales & Leasing, Inc.			26	$802,525
T-Mobile US, Inc.*			23	1,062,787
Total				1,865,312

Telecommunications: Wireline Integrated & Services 0.19%

CyrusOne, Inc.			21	996,449
Equinix, Inc.			3	1,003,296
Total				1,999,745
Total Common Stocks (cost $126,077,142)				146,953,412

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.21%

Automakers 0.10%

Tesla Motors, Inc.	0.25%	3/1/2019	$1,190	1,084,387

Energy: Exploration & Production 0.06%

Chesapeake Energy Corp.†	5.50%	9/15/2026	605	605,000

Oil Refining & Marketing 0.05%

Green Plains, Inc.†	4.125%	9/1/2022	491	567,412
Total Convertible Bonds (cost $2,221,868)				2,256,799

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.68%

Building & Construction 0.08%

William Lyon Homes Unit	Zero Coupon		9	817,800

Diversified Capital Goods 0.10%

Belden, Inc.	6.75%		11	1,094,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Dividend Rate		Shares (000)	Fair Value
Electric: Integrated 0.24%

Black Hills Corp. Unit*	Zero Coupon		37	$2,575,656

Energy: Exploration & Production 0.10%

Southwestern Energy Co.	6.25%		33	1,043,389

Software/Services 0.16%

Mandatory Exchangeable Trust†	5.75%		13	1,692,454
Total Convertible Preferred Stocks (cost $6,804,407)				7,223,986

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(c) 3.29%

Auto Parts & Equipment 0.07%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$763	774,902

Chemicals 0.10%

Kraton Polymers LLC Initial Term Loan	6.00%	1/6/2022	1,000	1,009,625

Electric: Generation 0.15%

Dayton Power & Light Co. (The) Term Loan	4.00%	8/24/2022	1,060	1,073,918
Moxie Liberty LLC Construction Term Loan B1	7.50%	8/21/2020	526	519,328
Total				1,593,246

Energy: Exploration & Production 0.58%

California Resources Corp. Term Loan	— (d)	9/24/2019	1,113	1,069,096
California Resources Corp. Term Loan	11.375%	12/31/2021	1,480	1,558,862
Chesapeake Energy Corp. Class A Term Loan	8.50%	8/23/2021	741	779,903
Chief Exploration & Development LLC 2nd Lien Term Loan	7.753%	5/16/2021	1,845	1,738,912
Jonah Energy LLC 2nd Lien Initial Term Loan	7.50%	5/12/2021	1,190	1,065,050
Total				6,211,823

Food: Wholesale 0.33%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	3,545	3,525,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.44%

Amaya Holdings B.V. 1st Lien Initial Term Loan B (Netherlands)(b)	5.00%	8/1/2021	$1,045	$1,046,016
Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	1,238	1,237,906
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	2,210	2,375,750
Total				4,659,672

Media: Diversified 0.10%

UFC Holdings, LLC 2nd Lien Term Loan	8.50%	8/18/2024	1,022	1,041,163

Metals/Mining (Excluding Steel) 0.23%

Fairmount Santrol, Inc. Tranche Term Loan B2	4.50%	9/5/2019	709	635,040
Murray Energy Corp. Term Loan B2	8.25%	4/16/2020	1,419	1,210,631
Oxbow Carbon LLC 2nd Lien Initial Term Loan	8.00%	1/17/2020	650	635,918
Total				2,481,589

Oil Field Equipment & Services 0.04%

FTS International, Inc. Initial Term Loan	5.75%	4/16/2021	1,030	414,575

Personal & Household Products 0.25%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	2,427	2,113,340
FGI Operating Co. LLC Term Loan B	5.50%	4/19/2019	587	544,146
Total				2,657,486

Recreation & Travel 0.10%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)(b)	7.75%	7/29/2022	1,045	1,050,486

Specialty Retail 0.20%

Container Store, Inc. (The) Term Loan Facility	4.25%	4/6/2019	1,197	1,028,075
Gymboree Corp. (The) Term Loan	5.00%	2/23/2018	1,342	1,069,071
Total				2,097,146

Support: Services 0.61%

BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020	782	680,516
Monitronics International Inc. Term Loan B2	6.50%	9/30/2022	1,214	1,212,106
Safway Group Holding LLC Initial Term Loan	5.75%	8/21/2023	1,567	1,579,732
TruGreen Limited Partnership 1st Lien Initial Term Loan	6.50%	4/13/2023	823	831,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Support: Services (continued)

University Support Services LLC Term Loan	6.25%	7/6/2022			$2,190	$2,205,067
Total						6,509,102

Telecommunications: Wireline Integrated & Services 0.09%

Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019			933	936,657
Total Floating Rate Loans (cost $33,694,865)						34,962,531

FOREIGN BONDS(a) 0.48%

Mexico 0.11%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028		MXN	22,100	1,161,626

Netherlands 0.11%

Hema Bondco I BV†	6.25%	6/15/2019		EUR	1,300	1,195,052

Spain 0.16%

Banco Popular Espanol SA	11.50%#	—	(e)	EUR	1,400	1,627,733

United Kingdom 0.10%

Premier Foods Finance plc†	6.50%	3/15/2021		GBP	816	1,076,167
Total Foreign Bonds (cost $5,494,613)						5,060,578

FOREIGN GOVERNMENT OBLIGATIONS 4.43%

Angola 0.09%

Republic of Angola†(b)	9.50%	11/12/2025			$1,000	998,760

Argentina 0.74%

City of Buenos Aires†(b)	7.50%	6/1/2027			725	791,337
City of Buenos Aires†(b)	8.95%	2/19/2021			925	1,059,125
Provincia de Mendoza†(b)	8.375%	5/19/2024			1,346	1,440,220
Provincia of Neuquen†(b)	8.625%	5/12/2028			992	1,096,160
Republic of Argentina†(b)	7.50%	4/22/2026			550	621,775
Republic of Argentina†(b)	7.625%	4/22/2046			675	763,088
Republic of Argentina(b)	8.75%	5/7/2024			1,800	2,096,100
Total						7,867,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Australia 0.46%

Australian Government(a)	4.25%	4/21/2026	AUD	3,084	$2,840,944
Queensland Treasury Corp.†(a)	4.00%	6/21/2019	AUD	2,500	2,026,507
Total					4,867,451

Bahamas 0.09%

Commonwealth of Bahamas†(b)	5.75%	1/16/2024		$900	954,000

Bermuda 0.24%

Government of Bermuda†	4.138%	1/3/2023		1,350	1,454,625
Government of Bermuda†	4.854%	2/6/2024		975	1,082,250
Total					2,536,875

Brazil 0.15%

Federal Republic of Brazil(b)	6.00%	4/7/2026		1,468	1,629,480

Canada 0.39%

Province of British Columbia Canada(a)	2.85%	6/18/2025	CAD	5,000	4,193,186

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019		$525	594,562

Cyprus 0.19%

Republic of Cyprus(a)	4.75%	6/25/2019	EUR	1,700	2,064,952

Dominican Republic 0.27%

Dominican Republic†(b)	6.85%	1/27/2045		$2,565	2,885,625

Ethiopia 0.15%

Republic of Ethiopia†(b)	6.625%	12/11/2024		1,615	1,598,850

Gabon 0.11%

Republic of Gabon†(b)	6.375%	12/12/2024		1,300	1,195,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Ghana 0.10%

Republic of Ghana†(b)	9.25%	9/15/2022		$1,000	$1,028,675

Greece 0.10%

Hellenic Republic†(a)	4.75%	4/17/2019	EUR	1,000	1,023,702

Honduras 0.10%

Honduras Government†(b)	7.50%	3/15/2024		$900	1,026,000

India 0.12%

Export-Import Bank of India†(b)	3.375%	8/5/2026		1,219	1,239,248

Jamaica 0.58%

Government of Jamaica(b)	6.75%	4/28/2028		1,500	1,717,500
Government of Jamaica(b)	7.625%	7/9/2025		1,150	1,354,125
Government of Jamaica(b)	7.875%	7/28/2045		491	579,380
Government of Jamaica(b)	8.00%	3/15/2039		2,110	2,542,550
Total					6,193,555

Qatar 0.15%

State of Qatar†(b)	4.625%	6/2/2046		1,500	1,643,586

Sri Lanka 0.09%

Republic of Sri Lanka†(b)	6.25%	10/4/2020		400	418,918
Republic of Sri Lanka†(b)	6.25%	7/27/2021		500	523,797
Total					942,715

United Arab Emirates 0.12%

Abu Dhabi Government International†(b)	3.125%	5/3/2026		1,255	1,313,605

Zambia 0.13%

Republic of Zambia†(b)	8.97%	7/30/2027		1,416	1,403,610
Total Foreign Government Obligations (cost $43,508,423)					47,202,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 71.55%

Advertising 0.33%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	$1,579	$1,652,029
Lamar Media Corp.	5.75%	2/1/2026	566	611,987
Southern Graphics, Inc.†	8.375%	10/15/2020	1,200	1,224,000
Total				3,488,016

Aerospace/Defense 0.58%

CPI International, Inc.	8.75%	2/15/2018	1,233	1,266,908
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	2,050	2,160,187
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	498	527,880
Lockheed Martin Corp.	4.70%	5/15/2046	877	1,046,407
TransDigm, Inc.	6.50%	7/15/2024	1,111	1,174,883
Total				6,176,265

Air Transportation 0.42%

Air Canada (Canada)†(b)	7.75%	4/15/2021	1,140	1,236,900
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(b)	4.125%	6/15/2029	882	937,125
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%	6/15/2025	1,950	1,964,625
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. (Panama)†	8.375%	5/10/2020	400	384,000
Total				4,522,650

Auto Parts & Equipment 0.66%

Allison Transmission, Inc.†	5.00%	10/1/2024	1,250	1,284,375
Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	1,317	1,257,735
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	1,186	1,166,727
MPG Holdco I, Inc.	7.375%	10/15/2022	1,176	1,208,340
Nemak SA de CV (Mexico)†(b)	5.50%	2/28/2023	678	694,272
TI Group Automotive Systems LLC†	8.75%	7/15/2023	1,250	1,365,625
Total				6,977,074

Automakers 0.10%

BMW US Capital LLC†	2.80%	4/11/2026	1,024	1,047,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking 5.21%

ABN AMRO Bank NV (Netherlands)†(b)	4.75%	7/28/2025		$1,976	$2,082,933
ANZ New Zealand Int’l Ltd. (United Kingdom)†(b)	2.125%	7/28/2021		1,510	1,513,012
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75%#	—	(e)	1,415	1,557,796
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%#	—	(e)	800	822,054
Banco de Bogota SA (Colombia)†(b)	6.25%	5/12/2026		1,000	1,065,900
Banco de Galicia y Buenos Aires SA (Argentina)†(b)	8.25%#	7/19/2026		1,000	1,097,500
Bank of America Corp.	4.25%	10/22/2026		1,468	1,560,653
BankUnited, Inc.	4.875%	11/17/2025		2,525	2,615,178
Citigroup, Inc.	4.45%	9/29/2027		1,473	1,544,809
Citizens Financial Group, Inc.	4.35%	8/1/2025		831	865,847
Citizens Financial Group, Inc.	5.50%#	—	(e)	1,495	1,468,837
Commonwealth Bank of Australia (Australia)†(b)	4.50%	12/9/2025		973	1,041,045
Credit Suisse Group AG (Switzerland)†(b)	7.50%#	—	(e)	1,075	1,096,366
Goldman Sachs Group, Inc. (The)	3.50%	1/23/2025		1,545	1,600,612
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		1,911	2,092,063
HSBC Holdings plc (United Kingdom)(b)	4.25%	8/18/2025		4,671	4,804,180
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		1,550	1,615,393
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		1,769	1,669,810
Intesa Sanpaolo SpA (Italy)†(b)	7.70%#	—	(e)	1,851	1,621,939
JPMorgan Chase & Co.	3.90%	7/15/2025		1,900	2,051,044
JPMorgan Chase & Co.	6.75%#	—	(e)	888	981,240
Lloyds Banking Group plc (United Kingdom)†(b)	4.582%	12/10/2025		975	996,715
Lloyds Banking Group plc (United Kingdom)(b)	7.50%#	—	(e)	1,019	1,054,869
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		725	802,120
Morgan Stanley	3.125%	7/27/2026		1,138	1,147,212
Morgan Stanley	4.00%	7/23/2025		937	1,009,490
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		950	959,500
Nordea Bank AB (Sweden)†(b)	6.125%#	—	(e)	1,668	1,628,385
Popular, Inc.	7.00%	7/1/2019		2,125	2,199,375
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%	5/28/2024		584	585,536
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%#	—	(e)	2,235	2,056,200
Royal Bank of Scotland Group plc (United Kingdom)(b)	8.625%#	—	(e)	870	853,687
Sberbank of Russia Via SB Capital SA (Luxembourg)†(b)	5.50%#	2/26/2024		1,095	1,107,319
Standard Chartered plc (United Kingdom)†(b)	7.50%#	—	(e)	1,025	1,025,000
Synovus Financial Corp.	7.875%	2/15/2019		700	777,875
Toronto-Dominion Bank (The) (Canada)(b)	3.625%#	9/15/2031		750	753,364
UBS AG/Stamford CT	7.625%	8/17/2022		606	707,505
UBS Group AG (Switzerland)(b)	7.00%#	—	(e)	1,000	1,057,692
Washington Mutual Bank(f)	6.875%	6/15/2011		1,250	125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banking (continued)

Wells Fargo & Co.	4.90%	11/17/2045	$1,759	$1,941,361
Total				55,431,541

Beverages 1.53%

Anheuser-Busch InBev Finance, Inc.	3.65%	2/1/2026	4,153	4,468,977
Bacardi Ltd.†	2.75%	7/15/2026	999	994,707
Brown-Forman Corp.	4.50%	7/15/2045	1,572	1,809,240
Coca-Cola Bottling Co. Consolidated	3.80%	11/25/2025	877	939,112
Constellation Brands, Inc.	4.25%	5/1/2023	2,000	2,127,500
Constellation Brands, Inc.	6.00%	5/1/2022	1,343	1,549,486
Dr. Pepper Snapple Group, Inc.	4.50%	11/15/2045	879	1,000,663
PepsiCo, Inc.	3.60%	3/1/2024	1,653	1,814,442
PepsiCo, Inc.	4.25%	10/22/2044	419	479,411
PepsiCo, Inc.	4.45%	4/14/2046	927	1,100,444
Total				16,283,982

Brokerage 0.08%

TD Ameritrade Holding Corp.	2.95%	4/1/2022	800	834,224

Building & Construction 1.44%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	1,220	1,189,500
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	632	657,280
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(b)	6.125%	7/1/2022	947	961,205
DR Horton, Inc.	4.75%	2/15/2023	580	632,200
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	1,564	1,384,140
Lennar Corp.	4.75%	11/15/2022	1,754	1,819,775
Lennar Corp.	4.75%	5/30/2025	830	846,600
PulteGroup, Inc.	5.00%	1/15/2027	1,759	1,775,534
PulteGroup, Inc.	6.375%	5/15/2033	2,250	2,355,001
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,000	1,072,500
William Lyon Homes, Inc.	7.00%	8/15/2022	2,514	2,601,990
Total				15,295,725

Building Materials 1.74%

Allegion plc (Ireland)(b)	5.875%	9/15/2023	409	442,743
Builders FirstSource, Inc.†	5.625%	9/1/2024	752	774,560
Builders FirstSource, Inc.†	10.75%	8/15/2023	1,075	1,238,937
Cemex SAB de CV (Mexico)†(b)	7.75%	4/16/2026	1,996	2,219,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Eagle Materials, Inc.	4.50%	8/1/2026	$768	$779,578
FBM Finance, Inc.†	8.25%	8/15/2021	1,003	1,053,150
HD Supply, Inc.†	5.75%	4/15/2024	458	482,045
Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,311	1,235,618
Martin Marietta Materials, Inc.	4.25%	7/2/2024	1,146	1,222,894
Masco Corp.	4.375%	4/1/2026	635	671,513
Masonite International Corp.†	5.625%	3/15/2023	838	888,280
Ply Gem Industries, Inc.	6.50%	2/1/2022	1,025	1,045,500
Standard Industries, Inc.†	5.375%	11/15/2024	1,949	2,017,215
Standard Industries, Inc.†	5.50%	2/15/2023	950	997,500
Voto-Votorantim Overseas Trading Operations IV Ltd.†	7.75%	6/24/2020	2,200	2,370,500
Vulcan Materials Co.	4.50%	4/1/2025	1,005	1,090,425
Total				18,530,010

Cable & Satellite Television 3.61%

Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	1,600	1,648,000
Altice Financing SA (Luxembourg)†(b)	7.50%	5/15/2026	515	537,531
Cablevision SA (Argentina)†(b)	6.50%	6/15/2021	1,020	1,065,900
Cablevision Systems Corp.	5.875%	9/15/2022	3,000	2,737,500
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	702	734,468
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,785	1,908,879
Charter Communications Operating LLC/Charter Communications Operating Capital†	4.908%	7/23/2025	1,650	1,823,250
Charter Communications Operating LLC/Charter Communications Operating Capital†	6.384%	10/23/2035	1,284	1,516,611
CSC Holdings LLC†	10.125%	1/15/2023	925	1,068,375
CSC Holdings LLC†	10.875%	10/15/2025	5,316	6,233,010
DISH DBS Corp.†	7.75%	7/1/2026	1,518	1,616,670
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	2,269	2,405,140
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	325	341,656
SFR Group SA (France)†(b)	6.00%	5/15/2022	4,132	4,230,135
Time Warner Cable, Inc.	5.875%	11/15/2040	1,537	1,712,493
Unitymedia GmbH (Germany)†(b)	6.125%	1/15/2025	449	473,134
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	1,111	1,130,442
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	2,068	2,153,305
UPCB Finance IV Ltd.†	5.375%	1/15/2025	1,929	1,947,615
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	997	1,035,644
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	1,275	1,334,925
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	737	731,649
Total				38,386,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Chemicals 1.37%

Albemarle Corp.	5.45%	12/1/2044		$1,524	$1,781,186
Braskem Finance Ltd.†	5.375%	5/2/2022		800	823,880
Braskem Finance Ltd.	6.45%	2/3/2024		1,002	1,089,675
Celanese US Holdings LLC	5.875%	6/15/2021		571	657,438
Chemours Co. (The)	7.00%	5/15/2025		1,500	1,481,250
GCP Applied Technologies, Inc.†	9.50%	2/1/2023		459	525,532
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020		1,450	1,457,250
Hexion, Inc.	6.625%	4/15/2020		1,191	1,054,035
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%	4/15/2023		1,025	1,168,500
Momentive Performance Materials, Inc.	3.88%	10/24/2021		1,278	1,071,922
NOVA Chemicals Corp. (Canada)†(b)	5.25%	8/1/2023		1,000	1,026,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(b)	6.75%	5/1/2022		505	535,300
Tronox Finance LLC	6.375%	8/15/2020		2,044	1,895,810
Total					14,568,028

Consumer/Commercial/Lease Financing 0.85%

Discover Bank/Greenwood DE	3.45%	7/27/2026		1,823	1,837,360
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021		1,682	1,656,770
Navient Corp.	5.00%	10/26/2020		964	953,155
Navient Corp.	6.625%	7/26/2021		3,011	3,041,110
NFP Corp.†	9.00%	7/15/2021		1,553	1,601,337
Total					9,089,732

Department Stores 0.07%

SACI Falabella (Chile)†(b)	4.375%	1/27/2025		725	775,417

Discount Stores 0.70%

Amazon.com, Inc.	4.80%	12/5/2034		6,312	7,439,027

Diversified Capital Goods 1.33%

Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(b)	7.75%	12/15/2020		1,225	976,937
Apex Tool Group LLC†	7.00%	2/1/2021		614	590,208
Fortive Corp.†	3.15%	6/15/2026		1,019	1,050,084
Fortive Corp.†	4.30%	6/15/2046		509	547,059
General Cable Corp.	5.75%	10/1/2022		1,152	1,100,160
General Electric Co.	5.00%#	—	(e)	2,356	2,508,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)

Griffon Corp.	5.25%	3/1/2022	$1,163	$1,171,722
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025	1,235	1,321,278
SPX FLOW, Inc.†	5.625%	8/15/2024	451	458,893
SPX FLOW, Inc.†	5.875%	8/15/2026	753	763,354
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	1,199	1,127,060
Valmont Industries, Inc.	5.25%	10/1/2054	2,656	2,497,697
Total				14,112,885

Electric: Generation 0.54%

Illinois Power Generating Co.	7.00%	4/15/2018	1,757	711,585
Kallpa Generacion SA (Peru)†(b)	4.875%	5/24/2026	800	861,000
Listrindo Capital BV (Netherlands)†(b)	4.95%	9/14/2026	1,043	1,047,379
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,898	2,049,501
Talen Energy Supply LLC	6.50%	6/1/2025	1,371	1,107,082
Total				5,776,547

Electric: Integrated 1.52%

AES Panama SRL (Panama)†(b)	6.00%	6/25/2022	977	1,028,293
Black Hills Corp.	4.20%	9/15/2046	803	824,969
Cleco Corporate Holdings LLC†	4.973%	5/1/2046	1,221	1,337,256
El Paso Electric Co.	5.00%	12/1/2044	1,953	2,310,555
Emera, Inc. (Canada)(b)	6.75%#	6/15/2076	1,916	2,064,425
Entergy Arkansas, Inc.	4.95%	12/15/2044	1,909	2,028,190
Entergy Mississippi, Inc.	2.85%	6/1/2028	1,525	1,561,341
Indianapolis Power & Light Co.†	4.05%	5/1/2046	2,043	2,113,870
IPALCO Enterprises, Inc.	3.45%	7/15/2020	168	173,040
Louisville Gas & Electric Co.	4.375%	10/1/2045	598	687,164
Puget Energy, Inc.	3.65%	5/15/2025	909	947,772
Southern California Edison Co.	3.90%	3/15/2043	1,000	1,086,951
Total				16,163,826

Electronics 1.64%

Micron Technology, Inc.†	7.50%	9/15/2023	1,435	1,597,499
NVIDIA Corp.	3.20%	9/16/2026	4,623	4,669,073
NXP BV/NXP Funding LLC (Netherlands)†(b)	3.875%	9/1/2022	4,014	4,214,700
NXP BV/NXP Funding LLC (Netherlands)†(b)	4.625%	6/1/2023	984	1,078,710
Qorvo, Inc.	7.00%	12/1/2025	2,879	3,138,110
Trimble Navigation Ltd.	4.75%	12/1/2024	2,588	2,726,326
Total				17,424,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 6.75%

Bill Barrett Corp.	7.00%	10/15/2022	$1,207	$926,373
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	1,270	584,200
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	1,916	1,906,420
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	675	700,313
Chaparral Energy, Inc.(f)	7.625%	11/15/2022	859	581,973
Chaparral Energy, Inc.(f)	8.25%	9/1/2021	1,036	709,660
Chesapeake Energy Corp.	6.625%	8/15/2020	1,796	1,699,465
Clayton Williams Energy, Inc.	7.75%	4/1/2019	1,035	1,016,887
Concho Resources, Inc.	5.50%	4/1/2023	4,152	4,302,510
CONSOL Energy, Inc.	5.875%	4/15/2022	520	481,000
CONSOL Energy, Inc.	8.00%	4/1/2023	1,091	1,063,725
Continental Resources, Inc.	4.50%	4/15/2023	1,099	1,060,535
Continental Resources,Inc.	3.80%	6/1/2024	3,075	2,829,000
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	2,840	2,982,000
Denbury Resources, Inc.	4.625%	7/15/2023	467	312,890
Denbury Resources, Inc.	5.50%	5/1/2022	2,244	1,621,290
Diamondback Energy, Inc.	7.625%	10/1/2021	1,840	1,951,550
Eclipse Resources Corp.	8.875%	7/15/2023	1,229	1,203,652
Gulfport Energy Corp.	6.625%	5/1/2023	321	330,630
Gulfport Energy Corp.	7.75%	11/1/2020	1,276	1,330,230
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	2,703	2,601,637
Kosmos Energy Ltd. †	7.875%	8/1/2021	2,175	2,120,625
Marathon Oil Corp.	3.85%	6/1/2025	562	534,667
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	1,661	1,322,571
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	3,974	3,159,330
Murphy Oil Corp.	6.875%	8/15/2024	517	535,065
Newfield Exploration Co.	5.625%	7/1/2024	2,399	2,470,970
Oasis Petroleum, Inc.	6.875%	3/15/2022	1,168	1,124,200
Occidental Petroleum Corp.	3.40%	4/15/2026	1,474	1,556,941
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	1,025	1,094,187
PDC Energy, Inc.†	6.125%	9/15/2024	449	465,838
PDC Energy, Inc.	7.75%	10/15/2022	2,550	2,734,875
Pertamina Persero PT (Indonesia)†(b)	5.625%	5/20/2043	800	842,662
Petrobras Argentina SA (Argentina)†(b)	7.375%	7/21/2023	1,019	1,054,665
Range Resources Corp.	4.875%	5/15/2025	2,435	2,349,775
Range Resources Corp.†	5.875%	7/1/2022	2,071	2,102,065
Rice Energy, Inc.	6.25%	5/1/2022	1,758	1,823,925
RSP Permian, Inc.	6.625%	10/1/2022	1,517	1,596,642
Sanchez Energy Corp.	6.125%	1/15/2023	1,149	927,818
Sanchez Energy Corp.	7.75%	6/15/2021	713	631,005
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	2,022	2,107,935
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	1,135	1,186,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	$1,723	$1,841,456
SM Energy Co.	5.625%	6/1/2025	655	618,975
SM Energy Co.	6.50%	11/15/2021	1,225	1,258,687
Southwestern Energy Co.	6.70%	1/23/2025	1,100	1,105,500
Tengizchevroil Finance Co. International Ltd.†	4.00%	8/15/2026	1,040	1,031,680
WPX Energy, Inc.	6.00%	1/15/2022	1,300	1,304,062
YPF SA (Argentina)†(b)	8.50%	3/23/2021	1,066	1,192,321
YPF SA (Argentina)†(b)	8.50%	7/28/2025	1,463	1,608,861
Total				71,899,318

Environmental 0.10%

Advanced Disposal Services, Inc.	8.25%	10/1/2020	968	1,017,610

Food & Drug Retailers 1.09%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC†	5.75%	3/15/2025	1,566	1,566,000
BI-LO LLC/BI-LO Finance Corp.†	9.25%	2/15/2019	804	695,460
Ingles Markets, Inc.	5.75%	6/15/2023	961	1,001,842
New Albertson’s, Inc.	7.45%	8/1/2029	950	935,750
New Albertson’s, Inc.	7.75%	6/15/2026	1,700	1,708,500
Rite Aid Corp.	7.70%	2/15/2027	2,175	2,794,875
SMU SA (Chile)†(b)	7.75%	2/8/2020	900	877,500
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	2,192	1,983,760
Total				11,563,687

Food: Wholesale 1.54%

Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	1,018	1,086,715
Bunge Ltd. Finance Corp.	3.25%	8/15/2026	1,204	1,213,944
Cosan Luxembourg SA (Luxembourg)†(b)	7.00%	1/20/2027	1,200	1,254,000
JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	661	652,738
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	876	876,000
Kellogg Co.	3.25%	4/1/2026	1,372	1,434,080
Kellogg Co.	4.50%	4/1/2046	1,372	1,490,233
Land O’Lakes, Inc.†	6.00%	11/15/2022	1,274	1,419,236
Marfrig Holdings Europe BV (Netherlands)†(b)	8.00%	6/8/2023	950	975,650
Mead Johnson Nutrition Co.	4.125%	11/15/2025	1,319	1,432,725
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	1,050	1,082,813
Post Holdings, Inc.†	7.75%	3/15/2024	1,397	1,571,625
Post Holdings, Inc.†	8.00%	7/15/2025	418	480,439
TreeHouse Foods, Inc.	4.875%	3/15/2022	232	241,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

TreeHouse Foods, Inc.†	6.00%	2/15/2024	$1,074	$1,161,262
Total				16,372,740

Forestry/Paper 0.33%

Klabin Finance SA (Luxembourg)†(b)	5.25%	7/16/2024	1,000	1,000,000
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	1,010	536,563
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	1,475	1,574,562
Suzano Austria GmbH (Austria)†(b)	5.75%	7/14/2026	441	445,454
Total				3,556,579

Gaming 2.22%

Boyd Gaming Corp.	6.875%	5/15/2023	1,495	1,625,812
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	1,050	1,131,375
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	1,496	1,604,460
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	704	758,560
International Game Technology plc†	6.50%	2/15/2025	1,343	1,453,798
MCE Finance Ltd. (Hong Kong)†(b)	5.00%	2/15/2021	1,750	1,763,461
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	5.625%	5/1/2024	544	591,437
MGM Resorts International	6.00%	3/15/2023	2,985	3,246,187
MGM Resorts International	7.75%	3/15/2022	762	885,825
Mohegan Tribal Gaming Authority†(g)	7.875%	10/15/2024	2,065	2,065,000
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	1,887	2,040,319
River Rock Entertainment Authority(f)	9.00%	11/1/2018	431	89,433
Scientific Games International, Inc.	10.00%	12/1/2022	1,120	1,038,800
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,490	2,502,450
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	2,780	2,821,700
Total				23,618,617

Gas Distribution 3.55%

Boardwalk Pipelines LP	5.95%	6/1/2026	1,570	1,738,908
Cheniere Corpus Christi Holdings LLC†	7.00%	6/30/2024	1,017	1,103,445
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	1,024	1,114,189
Dominion Gas Holdings LLC	3.60%	12/15/2024	1,175	1,250,977
Energy Transfer Equity LP	5.50%	6/1/2027	1,097	1,097,000
Energy Transfer Equity LP	5.875%	1/15/2024	1,263	1,316,678
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	2,895	3,021,870
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	1,240	1,283,871
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,582,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	$1,419	$1,419,000
Magellan Midstream Partners LP	5.00%	3/1/2026	1,369	1,562,551
MPLX LP	5.50%	2/15/2023	1,355	1,401,058
ONEOK, Inc.	4.25%	2/1/2022	794	782,090
Rockies Express Pipeline LLC†	5.625%	4/15/2020	1,160	1,229,600
Rockies Express Pipeline LLC†	6.875%	4/15/2040	1,800	1,863,000
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	5,053	5,463,556
Southern Star Central Corp.†	5.125%	7/15/2022	1,145	1,159,313
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	700	749,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	439	452,719
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,300	1,360,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	1,350	1,447,875
Transcanada Trust (Canada)(b)	5.875%#	8/15/2076	2,489	2,639,584
Williams Cos., Inc. (The)	4.55%	6/24/2024	1,000	1,024,550
Williams Cos., Inc. (The)	5.75%	6/24/2044	518	536,130
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	1,158	1,172,705
Total				37,771,956

Health Facilities 2.37%

Acadia Healthcare Co., Inc.	6.50%	3/1/2024	620	651,000
Amsurg Corp.	5.625%	11/30/2020	2,450	2,523,500
Amsurg Corp.	5.625%	7/15/2022	631	647,564
Ascension Health	3.945%	11/15/2046	1,017	1,112,903
Dignity Health	3.812%	11/1/2024	1,175	1,256,370
Dignity Health	4.50%	11/1/2042	246	261,790
HCA, Inc.	5.25%	4/15/2025	1,375	1,469,531
HCA, Inc.	5.875%	3/15/2022	915	1,011,075
HCA, Inc.	7.05%	12/1/2027	390	416,812
HCA, Inc.	7.50%	2/15/2022	4,467	5,137,050
HCA, Inc.	7.58%	9/15/2025	552	625,140
HCA, Inc.	7.69%	6/15/2025	1,240	1,399,848
HCA, Inc.	8.36%	4/15/2024	261	304,347
MEDNAX, Inc.†	5.25%	12/1/2023	347	365,651
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,250	1,402,399
MPT Operating Partnership LP/MPT Finance Corp.	5.25%	8/1/2026	604	628,160
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,001	3,042,789
Tenet Healthcare Corp.	6.75%	6/15/2023	770	718,025
Tenet Healthcare Corp.	8.125%	4/1/2022	2,250	2,261,250
Total				25,235,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hotels 0.32%

Carlson Travel Holdings, Inc. PIK†	7.50%	8/15/2019	$1,150	$1,144,250
Hilton Domestic Operating Co., Inc.†	4.25%	9/1/2024	1,254	1,285,350
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	983	1,007,575
Total				3,437,175

Insurance Brokerage 0.15%

Wayne Merger Sub LLC†	8.25%	8/1/2023	1,550	1,579,063

Insurance-Reinsurance 0.18%

Berkshire Hathaway, Inc.	2.75%	3/15/2023	907	943,355
Berkshire Hathaway, Inc.	3.125%	3/15/2026	907	954,456
Total				1,897,811

Integrated Energy 0.58%

Exxon Mobil Corp.	4.114%	3/1/2046	1,348	1,510,755
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	2/6/2028	1,300	1,310,296
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	2,473	3,370,325
Total				6,191,376

Investments & Miscellaneous Financial Services 0.99%

CME Group, Inc.	3.00%	3/15/2025	1,575	1,654,708
Double Eagle Acquisition Sub, Inc.†(g)	7.50%	10/1/2024	693	707,726
FMR LLC†	5.35%	11/15/2021	800	910,476
GrupoSura Finance SA†	5.50%	4/29/2026	1,015	1,079,706
Intercontinental Exchange, Inc.	3.75%	12/1/2025	1,945	2,113,518
Nasdaq, Inc.	3.85%	6/30/2026	557	583,988
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	456	391,263
OM Asset Management plc (United Kingdom)(b)	4.80%	7/27/2026	1,571	1,575,418
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(b)	7.25%	9/27/2023	1,500	1,501,350
Total				10,518,153

Life Insurance 0.43%

CNO Financial Group, Inc.	5.25%	5/30/2025	1,480	1,476,300
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,424	1,605,419
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	1,453	1,534,426
Total				4,616,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.11%

Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	$1,125	$1,175,625

Managed Care 0.37%

Centene Corp.	5.625%	2/15/2021	681	723,563
Centene Corp.	6.125%	2/15/2024	1,948	2,118,450
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	1,034	1,114,135
Total				3,956,148

Media: Content 1.02%

Activision Blizzard, Inc.†	3.40%	9/15/2026	1,501	1,510,527
AMC Networks, Inc.	4.75%	12/15/2022	2,385	2,423,756
iHeartCommunications, Inc.	9.00%	3/1/2021	2,025	1,516,219
Netflix, Inc.	5.50%	2/15/2022	1,266	1,368,862
Netflix, Inc.	5.875%	2/15/2025	1,661	1,802,185
Sirius XM Radio, Inc.†	6.00%	7/15/2024	816	872,100
Univision Communications, Inc.†	5.125%	2/15/2025	1,366	1,379,660
Total				10,873,309

Media: Diversified 0.30%

Viacom, Inc.	4.85%	12/15/2034	2,562	2,619,886
Viacom, Inc.	5.25%	4/1/2044	506	531,697
Total				3,151,583

Medical Products 1.86%

Boston Scientific Corp.	7.00%	11/15/2035	2,396	3,153,548
Crimson Merger Sub, Inc.†	6.625%	5/15/2022	1,225	1,084,125
Edwards Lifesciences Corp.	2.875%	10/15/2018	552	562,874
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	475	501,125
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	2,425	2,758,438
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	2,463	2,561,520
Hologic, Inc.†	5.25%	7/15/2022	1,030	1,096,950
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	640	694,400
Medtronic, Inc.	3.15%	3/15/2022	1,914	2,036,655
Medtronic, Inc.	4.375%	3/15/2035	1,779	2,019,869
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	1,483	1,546,028
Stryker Corp.	3.50%	3/15/2026	635	674,010
Stryker Corp.	4.625%	3/15/2046	972	1,094,776
Total				19,784,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 4.57%

Alcoa Nederland Holding BV (Netherlands)†(b)	6.75%	9/30/2024	$991	$1,031,879
Aleris International, Inc.	7.875%	11/1/2020	1,193	1,213,877
Aleris International, Inc.†	9.50%	4/1/2021	1,411	1,523,880
ALROSA Finance SA (Luxembourg)†(b)	7.75%	11/3/2020	900	1,029,997
Anglo American Capital plc (United Kingdom)†(b)	3.625%	5/14/2020	440	442,200
Anglo American Capital plc (United Kingdom)†(b)	4.125%	4/15/2021	717	722,378
Anglo American Capital plc (United Kingdom)†(b)	4.875%	5/14/2025	220	225,500
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	817	943,635
AngloGold Ashanti Holdings plc (Isle of Man)(b)	6.50%	4/15/2040	728	746,200
Coeur Mining, Inc.	7.875%	2/1/2021	1,763	1,815,890
Federal Republic of Brazil†(b)	5.333%	2/15/2028	1,550	1,534,500
First Quantum Minerals Ltd. (Canada)†(b)	6.75%	2/15/2020	440	409,200
First Quantum Minerals Ltd. (Canada)†(b)	7.25%	10/15/2019	220	210,100
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	9.75%	3/1/2022	1,775	2,067,875
Freeport-McMoRan, Inc.	3.55%	3/1/2022	2,887	2,641,605
Freeport-McMoRan, Inc.	3.875%	3/15/2023	4,092	3,692,703
Fresnillo plc (Mexico)†(b)	5.50%	11/13/2023	1,393	1,544,489
Glencore Funding LLC†	4.125%	5/30/2023	1,141	1,136,932
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	1,050	992,250
Indo Energy Finance BV (Netherlands)†(b)	7.00%	5/7/2018	500	437,500
Indo Energy Finance II BV (Netherlands)†(b)	6.375%	1/24/2023	708	501,049
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021	1,825	1,888,875
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	2,299	2,412,341
Kissner Milling Co. Ltd. (Canada)†(b)	7.25%	6/1/2019	313	327,085
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	1,150	1,230,500
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	15	2
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(b)	6.625%	10/14/2022	1,500	1,700,244
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	2,498	2,566,695
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	771	796,057
Newmont Mining Corp.	4.875%	3/15/2042	506	535,124
Newmont Mining Corp.	6.25%	10/1/2039	2,384	2,821,078
Novelis Corp.†	5.875%	9/30/2026	1,000	1,026,250
Novelis Corp.†	6.25%	8/15/2024	974	1,036,092
Teck Resources Ltd. (Canada)(b)	3.00%	3/1/2019	321	317,790
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	2,605	2,565,925
Teck Resources Ltd. (Canada)†(b)	8.50%	6/1/2024	1,169	1,341,427
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	1,144	1,161,875
Vale Overseas Ltd. (Brazil)(b)	6.25%	8/10/2026	755	790,636
Volcan Cia Minera SAA (Peru)†(b)	5.375%	2/2/2022	1,293	1,268,756
Total				48,650,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Monoline Insurance 0.12%

MGIC Investment Corp.	5.75%	8/15/2023	$1,204	$1,255,170

Non-Electric Utilities 0.14%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	1,368	1,453,869

Oil Field Equipment & Services 1.18%

Forum Energy Technologies, Inc.	6.25%	10/1/2021	1,300	1,238,250
FTS International, Inc.	6.25%	5/1/2022	303	117,413
FTS International, Inc.†	8.35%#	6/15/2020	1,102	936,469
Halliburton Co.	3.80%	11/15/2025	971	1,005,765
Halliburton Co.	5.00%	11/15/2045	506	554,480
Nabors Industries, Inc.	4.625%	9/15/2021	1,227	1,157,536
Oceaneering International, Inc.	4.65%	11/15/2024	1,570	1,583,077
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024	1,861	1,526,020
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	377	343,070
SESI LLC	6.375%	5/1/2019	535	533,662
SESI LLC	7.125%	12/15/2021	615	604,237
Weatherford International Ltd.	4.50%	4/15/2022	1,487	1,263,950
Weatherford International Ltd.	7.75%	6/15/2021	1,750	1,739,062
Total				12,602,991

Oil Refining & Marketing 0.33%

Citgo Holding, Inc.†	10.75%	2/15/2020	1,987	1,995,693
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	1,478	1,518,645
Total				3,514,338

Packaging 1.17%

Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)†(b)	7.25%	5/15/2024	1,297	1,387,790
Ball Corp.	4.00%	11/15/2023	1,006	1,017,318
BWAY Holding Co.†	9.125%	8/15/2021	1,052	1,096,710
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	1,598	1,641,945
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,455,256
Graphic Packaging International, Inc.	4.875%	11/15/2022	969	1,019,873
Pactiv LLC	7.95%	12/15/2025	825	903,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	7.00%	7/15/2024	881	946,524
Sealed Air Corp.†	4.875%	12/1/2022	975	1,027,406
Sealed Air Corp.†	6.875%	7/15/2033	1,850	1,993,375
Total				12,489,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products 0.82%

Brunswick Corp.†	4.625%	5/15/2021	$590	$609,175
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	1,582	1,320,970
Gibson Brands, Inc.†	8.875%	8/1/2018	2,225	1,668,750
Newell Brands, Inc.	5.50%	4/1/2046	1,815	2,206,993
SC Johnson & Son, Inc.†	4.75%	10/15/2046	805	962,885
Spectrum Brands, Inc.	5.75%	7/15/2025	817	886,445
Springs Industries, Inc.	6.25%	6/1/2021	1,007	1,047,280
Total				8,702,498

Pharmaceuticals 0.31%

Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	1,225	1,277,062
Pfizer, Inc.	5.60%	9/15/2040	1,578	2,072,290
Total				3,349,352

Property & Casualty 0.34%

Allstate Corp. (The)	5.75%#	8/15/2053	974	1,047,659
Chubb INA Holdings, Inc.	4.35%	11/3/2045	876	1,015,163
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	1,526	1,588,958
Total				3,651,780

Rail 0.62%

Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	1,524	1,718,807
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	1,830	1,884,900
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	1,608	1,467,300
Kansas City Southern	3.125%	6/1/2026	509	517,878
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	962	976,430
Total				6,565,315

Real Estate Investment Trusts 1.14%

Brixmor Operating Partnership LP	3.25%	9/15/2023	1,504	1,509,720
Brixmor Operating Partnership LP	3.85%	2/1/2025	1,520	1,548,334
Brixmor Operating Partnership LP	3.875%	8/15/2022	1,531	1,606,916
CubeSmart LP	4.00%	11/15/2025	878	937,983
Digital Realty Trust LP	4.75%	10/1/2025	1,289	1,401,165
Healthcare Trust of America Holdings LP	3.50%	8/1/2026	1,010	1,025,344
Jababeka International BV (Netherlands)†(b)	7.50%	9/24/2019	1,000	1,069,599
Tanger Properties LP	3.125%	9/1/2026	1,206	1,205,240
VEREIT Operating Partnership LP	4.60%	2/6/2024	730	759,200
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,025	1,086,500
Total				12,150,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.33%

Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	$2,950	$3,558,438

Restaurants 0.73%

Arcos Dorados Holdings, Inc. (Uruguay)†(b)	6.625%	9/27/2023	1,080	1,122,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	1,515	1,586,962
McDonald’s Corp.	3.70%	1/30/2026	835	900,072
McDonald’s Corp.	4.60%	5/26/2045	1,012	1,140,254
McDonald’s Corp.	4.875%	12/9/2045	879	1,024,325
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	1,093	1,035,618
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	975	989,625
Total				7,798,856

Software/Services 2.04%

Alibaba Group Holding Ltd. (China)(b)	3.125%	11/28/2021	2,150	2,245,662
Alliance Data Systems Corp.†	6.375%	4/1/2020	1,129	1,154,403
Camelot Finance SA (Luxembourg)†(b)(g)	7.875%	10/15/2024	923	954,151
Cengage Learning, Inc.†	9.50%	6/15/2024	1,616	1,652,360
First Data Corp.†	7.00%	12/1/2023	2,996	3,175,760
MasterCard, Inc.	3.375%	4/1/2024	1,300	1,402,874
Microsoft Corp.	2.375%	2/12/2022	1,900	1,956,956
Microsoft Corp.	4.00%	2/12/2055	3,175	3,258,490
MSCI, Inc.†	5.75%	8/15/2025	961	1,030,673
Oracle Corp.	4.375%	5/15/2055	2,047	2,180,685
Priceline Group, Inc. (The)	3.60%	6/1/2026	1,015	1,066,329
VeriSign, Inc.	4.625%	5/1/2023	872	888,350
VeriSign, Inc.	5.25%	4/1/2025	741	781,755
Total				21,748,448

Specialty Retail 0.88%

Brookstone Holdings Corp. PIK	10.00%	7/7/2021	40	8,684
Hot Topic, Inc.†	9.25%	6/15/2021	1,017	1,083,105
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	1,475	1,508,188
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	1,930	1,621,200
O’ Reilly Automotive, Inc.	3.55%	3/15/2026	966	1,026,064
PetSmart, Inc.†	7.125%	3/15/2023	2,950	3,097,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 0.88% (continued)

William Carter Co. (The)	5.25%	8/15/2021	$1,000	$1,050,630
Total				9,395,371

Steel Producers/Products 0.86%

ArcelorMittal (Luxembourg)(b)	6.125%	6/1/2025	1,508	1,651,260
Gerdau Trade, Inc.†	4.75%	4/15/2023	350	340,375
GTL Trade Finance, Inc.†	5.893%	4/29/2024	1,850	1,831,500
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	1,082	1,192,905
Steel Dynamics, Inc.	5.125%	10/1/2021	1,150	1,200,313
Steel Dynamics, Inc.	5.50%	10/1/2024	1,132	1,188,600
U.S. Steel Corp.†	8.375%	7/1/2021	1,009	1,106,116
Zekelman Industries, Inc.†	9.875%	6/15/2023	632	668,340
Total				9,179,409

Support: Services 1.29%

AECOM	5.875%	10/15/2024	999	1,071,427
BakerCorp International, Inc.	8.25%	6/1/2019	507	411,938
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	1,097	962,617
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,240,721
FTI Consulting, Inc.	6.00%	11/15/2022	1,325	1,396,219
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,550	1,150,875
Leidos Holdings, Inc.	4.45%	12/1/2020	450	470,115
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,350	1,402,231
Monitronics International, Inc.	9.125%	4/1/2020	1,185	1,119,825
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	700	689,500
Sotheby’s†	5.25%	10/1/2022	837	834,908
Total System Services, Inc.	4.80%	4/1/2026	1,311	1,454,451
United Rentals North America, Inc.	6.125%	6/15/2023	1,398	1,473,142
Total				13,677,969

Technology Hardware & Equipment 1.11%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,528,312
CommScope Technologies Finance LLC†	6.00%	6/15/2025	2,852	3,055,205
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	1,015	1,061,901
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	2,614	2,778,421
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	3,080	3,389,611
Total				11,813,450

Telecommunications: Satellite 0.12%

Intelsat Luxembourg SA (Luxembourg)(b)	6.75%	6/1/2018	1,966	1,307,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless 2.67%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	$2,625	$2,712,150
Crown Castle International Corp.	4.875%	4/15/2022	933	1,043,094
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	1,245	958,277
Digicel Ltd. (Jamaica)†(b)	6.75%	3/1/2023	370	328,375
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,900	1,824,000
GTH Finance BV (Netherlands)†(b)	7.25%	4/26/2023	1,939	2,109,242
SBA Communications Corp.	4.875%	7/15/2022	900	933,750
T-Mobile USA, Inc.	6.50%	1/15/2024	9,137	9,918,853
T-Mobile USA, Inc.	6.50%	1/15/2026	1,978	2,195,580
T-Mobile USA, Inc.	6.633%	4/28/2021	2,750	2,904,687
T-Mobile USA, Inc.	6.836%	4/28/2023	103	111,369
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	635	660,400
Wind Acquisition Finance SA (Italy)†(b)	7.375%	4/23/2021	2,550	2,671,125
Total				28,370,902

Telecommunications: Wireline Integrated & Services 2.44%

Columbus Cable Barbados Ltd. (Barbados)†(b)	7.375%	3/30/2021	1,366	1,453,902
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	959	1,011,256
Consolidated Communications, Inc.	6.50%	10/1/2022	845	823,875
Equinix, Inc.	5.375%	4/1/2023	785	827,194
Equinix, Inc.	5.875%	1/15/2026	5,121	5,517,877
Frontier Communications Corp.	6.875%	1/15/2025	896	796,320
Frontier Communications Corp.	9.25%	7/1/2021	1,925	2,081,406
Frontier Communications Corp.	10.50%	9/15/2022	1,922	2,044,527
Frontier Communications Corp.	11.00%	9/15/2025	4,798	5,025,905
GCI, Inc.	6.875%	4/15/2025	1,480	1,524,400
Sable International Finance Ltd.†	6.875%	8/1/2022	1,465	1,527,263
Telecom Italia SpA (Italy)†(b)	5.303%	5/30/2024	975	1,000,467
Windstream Services LLC	7.75%	10/1/2021	337	337,843
Windstream Services LLC	7.75%	10/15/2020	213	217,793
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	1,729	1,824,095
Total				26,014,123

Transportation Infrastructure 0.22%

Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	1,000	1,140,000
DP World Ltd. (United Arab Emirates)†(b)	6.85%	7/2/2037	1,030	1,196,294
Total				2,336,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Trucking & Delivery 0.14%

FedEx Corp.	4.55%		4/1/2046	$1,361	$1,518,111
Total High Yield Corporate Bonds (cost $725,352,464)					761,643,436

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.42%

Citigroup Commercial Mortgage Trust 2015-101A D†	4.779	%#	1/14/2043	775	753,911
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.765	%#	9/10/2047	610	641,202
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.591	%#	7/10/2050	1,237	960,041
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00	%#	1/25/2051	775	737,232
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.38	%#	1/25/2051	750	634,184
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342	%#	8/25/2047	2,000	65,956
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	750	700,674
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,980,963)					4,493,200

	Dividend Rate	Shares (000)
PREFERRED STOCK 0.04%

Energy: Exploration & Production

Templar Energy LLC (cost $379,030)	Zero Coupon	38	369,554
Total Long-Term Investments (cost $969,354,079)			$1,031,489,855

SHORT-TERM INVESTMENTS 1.96%

	Interest Rate		Principal Amount (000)
High Yield Corporate Bond 0.09%

Caesars Entertainment Operating Co., Inc.(f) (cost $1,005,409)	11.25%	6/1/2017	$963	996,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $20,310,000 of U.S. Treasury Note at 0.75% due 9/30/2018; value: $20,310,000; proceeds: $19,909,051 (cost $19,909,002)	$19,909	$19,909,002
Total Investments in Securities 98.87% (cost $990,268,490)		1,052,395,562
Cash and Other Assets in Excess of Liabilities(h) 1.13%		12,057,542
Net Assets 100.00%		$1,064,453,104

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
HKD	Hong Kong dollar.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.
Unit	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2016.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2016.
(d)	Interest rate to be determined.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Securities purchased on a when-issued basis (See Note 2(i)).
(h)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts and futures contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	J.P. Morgan	10/19/2016	100,000	$129,652	$129,657	$5
British pound	Sell	J.P. Morgan	10/19/2016	2,390,000	3,163,965	3,098,801	65,164
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$65,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Standard Chartered Bank	10/19/2016	850,000	$1,100,653	$1,102,084	$(1,431)
euro	Sell	Goldman Sachs	11/16/2016	6,200,000	6,954,013	6,978,359	(24,346)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(25,777)

Open Futures Contracts at September 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	December 2016	435	Short	$(73,147,969)	$291,191
U.S. 5-Year Treasury Note	December 2016	843	Long	102,437,672	241,956
Totals				$29,289,703	$533,147

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2016	619	Short	$(81,166,375)	$(89,324)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$21,324,306	$—		$21,324,306
Common Stocks
Auto Parts & Equipment	—	1,709,906	—		1,709,906
Energy: Exploration & Production	10,138,744	—	335,090	(4)	10,473,834
Metals/Mining (Excluding Steel)	6,238,995	4,317,619	19,595	(5)	10,576,209
Software/Services	16,118,800	1,290,014	—		17,408,814
Specialty Retail	5,766,255	1,029,422	—		6,795,677
Remaining Industries	99,988,972	—	—		99,988,972
Convertible Bonds	—	2,256,799	—		2,256,799
Convertible Preferred Stocks
Building & Construction	—	817,800	—		817,800
Diversified Capital Goods	1,094,687	—	—		1,094,687
Electric: Integrated	2,575,656	—	—		2,575,656
Energy: Exploration & Production	1,043,389	—	—		1,043,389
Software/Services	—	1,692,454	—		1,692,454
Floating Rate Loans(6)
Auto Parts & Equipment	—	—	774,902		774,902
Chemicals	—	1,009,625	—		1,009,625
Electric: Generation	—	1,593,246	—		1,593,246
Energy: Exploration & Production	—	6,211,823	—		6,211,823
Food: Wholesale	—	3,525,059	—		3,525,059
Gaming	—	4,659,672	—		4,659,672
Media: Diversified	—	1,041,163	—		1,041,163
Metals/Mining (Excluding Steel)	—	2,481,589	—		2,481,589
Oil Field Equipment & Services	—	414,575	—		414,575
Personal & Household Products	—	2,657,486	—		2,657,486
Recreation & Travel	—	1,050,486	—		1,050,486
Specialty Retail	—	2,097,146	—		2,097,146
Support: Services	—	4,304,035	2,205,067		6,509,102
Telecommunications: Wireline Integrated & Services	—	936,657	—		936,657
Foreign Bonds	—	5,060,578	—		5,060,578
Foreign Government Obligations	—	47,202,053	—		47,202,053
High Yield Corporate Bonds
Banking	—	55,431,416	125	(5)	55,431,541
Metals/Mining (Excluding Steel)	—	48,650,389	2	(5)	48,650,391
Specialty Retail	—	9,386,687	8,684	(4)	9,395,371
Remaining Industries	—	649,162,838	—		649,162,838
Non-Agency Commercial Mortgage-Backed Securities	—	4,427,244	65,956	(4)	4,493,200
Preferred Stock	—	—	369,554	(4)	369,554
Repurchase Agreement	—	19,909,002	—		19,909,002
Total	$142,965,498	$905,651,089	$3,778,975		$1,052,395,562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2016

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$65,169	$—	$65,169
Liabilities	—	(25,777)	—	(25,777)
Futures Contracts
Assets	533,147	—	—	533,147
Liabilities	(89,324)	—	—	(89,324)
Total	$443,823	$39,392	$—	$483,215

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.
(4)	Includes securities valued using third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials.
(6)

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock	Floating Rate Loans	High Yield Corporate Bonds	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of January 1, 2016	$18,657	$2,399,345	$1,958,224	$959,647	$—
Accrued discounts/premiums	—	(1,077)	—	(1,264)	—
Realized gain (loss)	—	(72)	—	(110,537)	—
Change in unrealized appreciation/depreciation	(126,164)	60,517	(20,369)	103,032	(9,476)
Purchases	462,192	2,157,150	3,893	—	379,030
Sales	—	(5,769)	—	(884,922)	—
Net transfers in or out of Level 3	—	(1,630,125)	(1,932,937)	—	—
Balance as of September 30, 2016	$354,685	$2,979,969	$8,811	$65,956	$369,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.93%

Aerospace & Defense 6.62%

General Dynamics Corp.	11,700	$1,815
Lockheed Martin Corp.	10,492	2,515
Northrop Grumman Corp.	8,200	1,755
Raytheon Co.	13,300	1,811
United Technologies Corp.	30,700	3,119
Total		11,015

Air Freight & Logistics 1.85%

FedEx Corp.	17,565	3,068

Auto Components 0.87%

Johnson Controls International plc	31,236	1,453

Banks 0.53%

Cullen/Frost Bankers, Inc.	12,200	878

Beverages 3.47%

Coca-Cola Co. (The)	68,768	2,910
PepsiCo, Inc.	26,224	2,853
Total		5,763

Biotechnology 1.21%

AbbVie, Inc.	31,999	2,018

Capital Markets 3.02%

Ameriprise Financial, Inc.	5,500	549
Eaton Vance Corp.	18,900	738
FactSet Research Systems, Inc.	3,800	616
S&P Global, Inc.	6,300	797
SEI Investments Co.	20,700	944
T. Rowe Price Group, Inc.	20,700	1,377
Total		5,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Chemicals 5.29%

Air Products & Chemicals, Inc.	9,100	$1,368
Albemarle Corp.	14,200	1,214
International Flavors & Fragrances, Inc.	11,500	1,644
Monsanto Co.	20,295	2,074
PPG Industries, Inc.	17,106	1,768
RPM International, Inc.	13,400	720
Total		8,788

Commercial Services & Supplies 0.55%

Republic Services, Inc.	18,000	908

Distributors 0.56%

Genuine Parts Co.	9,300	934

Diversified Telecommunication Services 4.05%

AT&T, Inc.	73,108	2,969
Verizon Communications, Inc.	72,300	3,758
Total		6,727

Electric: Utilities 2.35%

Edison International	16,200	1,170
Eversource Energy	28,700	1,555
NextEra Energy, Inc.	9,721	1,189
Total		3,914

Electrical Equipment 1.51%

Emerson Electric Co.	46,011	2,508

Energy Equipment & Services 0.42%

Helmerich & Payne, Inc.	10,312	694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Food & Staples Retailing 7.37%

Costco Wholesale Corp.	15,300	$2,333
CVS Health Corp.	27,500	2,447
Sysco Corp.	10,200	500
Wal-Mart Stores, Inc.	38,980	2,811
Walgreens Boots Alliance, Inc.	51,621	4,162
Total		12,253

Food Products 1.30%

General Mills, Inc.	16,500	1,054
Hormel Foods Corp.	19,600	743
Kellogg Co.	4,800	372
Total		2,169

Gas Utilities 1.14%

Atmos Energy Corp.	13,300	991
UGI Corp.	20,100	909
Total		1,900

Health Care Equipment & Supplies 4.72%

Abbott Laboratories	13,500	571
Becton, Dickinson & Co.	5,100	917
C.R. Bard, Inc.	9,688	2,173
Medtronic plc (Ireland)(a)	32,991	2,850
STERIS plc (United Kingdom)(a)	4,400	322
West Pharmaceutical Services, Inc.	13,600	1,013
Total		7,846

Health Care Providers & Services 1.71%

AmerisourceBergen Corp.	11,100	897
Cardinal Health, Inc.	24,948	1,938
Total		2,835

Hotels, Restaurants & Leisure 3.33%

Cracker Barrel Old Country Store, Inc.	6,800	899
McDonald’s Corp.	40,274	4,646
Total		5,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Household Products 4.11%

Kimberly-Clark Corp.	31,335	$3,953
Procter & Gamble Co. (The)	32,100	2,881
Total		6,834

Industrial Conglomerates 2.42%

3M Co.	22,817	4,021

Information Technology Services 5.45%

Accenture plc Class A (Ireland)(a)	35,800	4,374
Automatic Data Processing, Inc.	16,000	1,411
International Business Machines Corp.	20,587	3,270
Total		9,055

Insurance 2.99%

Aflac, Inc.	20,864	1,499
Brown & Brown, Inc.	17,200	649
Chubb Ltd. (Switzerland)(a)	7,664	963
Hanover Insurance Group, Inc. (The)	7,200	543
Old Republic International Corp.	35,400	624
RenaissanceRe Holdings Ltd.	5,800	697
Total		4,975

Machinery 3.67%

CLARCOR, Inc.	5,600	364
Crane Co.	7,800	492
Cummins, Inc.	7,000	897
Graco, Inc.	12,000	888
Illinois Tool Works, Inc.	8,100	971
Nordson Corp.	7,100	707
Pentair plc (United Kingdom)(a)	22,900	1,471
Toro Co. (The)	6,700	314
Total		6,104

Multi-Utilities 3.20%

Dominion Resources, Inc.	32,700	2,429
SCANA Corp.	22,598	1,635
WEC Energy Group, Inc.	21,100	1,264
Total		5,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 6.99%

Chevron Corp.	57,149	$5,882
EOG Resources, Inc.	15,750	1,523
Exxon Mobil Corp.	7,200	629
Occidental Petroleum Corp.	28,773	2,098
ONEOK, Inc.	29,000	1,490
Total		11,622

Pharmaceuticals 2.14%

Johnson & Johnson	30,119	3,558

Professional Services 0.62%

Robert Half International, Inc.	27,300	1,034

Road & Rail 0.95%

Norfolk Southern Corp.	16,200	1,572

Semiconductors & Semiconductor Equipment 5.86%

Microchip Technology, Inc.	33,966	2,111
QUALCOMM, Inc.	72,357	4,956
Texas Instruments, Inc.	38,100	2,674
Total		9,741

Software 1.20%

Microsoft Corp.	34,700	1,999

Specialty Retail 2.97%

Lowe’s Cos., Inc.	36,325	2,623
Ross Stores, Inc.	13,700	881
Tiffany & Co.	4,600	334
TJX Cos., Inc. (The)	14,700	1,099
Total		4,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 1.48%

NIKE, Inc. Class B	33,000	$1,737
VF Corp.	12,900	723
Total		2,460

Tobacco 2.56%

Altria Group, Inc.	19,827	1,254
Reynolds American, Inc.	63,800	3,008
Total		4,262

Trading Companies & Distributors 0.45%

MSC Industrial Direct Co., Inc. Class A	10,300	756
Total Common Stocks (cost $158,584,397)		164,495

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.42%

Repurchase Agreement

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $2,410,000 of U.S. Treasury Note at 0.75% due 9/30/2018; value: $2,410,000; proceeds: $2,360,301 (cost $2,360,295)	$2,360	2,360
Total Investments in Securities 100.35% (cost $160,944,692)		166,855
Liabilities in Excess of Other Assets(b) (0.35)%		(583)
Net Assets 100.00%		$166,272

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	December 2016	10	Long	$1,080,200	$1,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$164,495	$—	$—	$164,495
Repurchase Agreement	—	2,360	—	2,360
Total	$164,495	$2,360	$—	$166,855
Other Financial Instruments
Futures Contracts
Assets	$2	$—	$—	$2
Liabilities	—	—	—	—
Total	$2	$—	$—	$2

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.58%

Aerospace & Defense 0.78%

TransDigm Group, Inc.*	1,209	$349

Banks 5.46%

Citizens Financial Group, Inc.	55,273	1,366
East West Bancorp, Inc.	29,801	1,094
Total		2,460

Beverages 3.70%

PepsiCo, Inc.	15,322	1,667

Biotechnology 1.45%

Celgene Corp.*	6,248	653

Capital Markets 2.65%

Morgan Stanley	10,932	351
TD Ameritrade Holding Corp.	24,019	846
Total		1,197

Chemicals 1.63%

PPG Industries, Inc.	7,108	735

Communications Equipment 2.39%

Cisco Systems, Inc.	34,023	1,079

Consumer Finance 1.91%

Discover Financial Services	15,213	860

Diversified Telecommunication Services 0.99%

AT&T, Inc.	11,021	448

Electric: Utilities 3.48%

NextEra Energy, Inc.	5,991	733
PG&E Corp.	13,631	834
Total		1,567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Energy Equipment & Services 1.63%

Schlumberger Ltd.	9,370	$737

Equity Real Estate Investment Trusts 3.32%

Boston Properties, Inc.	4,899	668
Vornado Realty Trust	8,215	831
Total		1,499

Food & Staples Retailing 2.48%

CVS Health Corp.	12,563	1,118

Food Products 2.91%

Mondelez International, Inc. Class A	29,912	1,313

Health Care Equipment & Supplies 1.52%

Abbott Laboratories	16,190	685

Health Care Providers & Services 2.74%

UnitedHealth Group, Inc.	8,832	1,236

Hotels, Restaurants & Leisure 1.97%

Yum! Brands, Inc.	9,798	890

Household Durables 1.08%

Lennar Corp. Class A	11,543	489

Household Products 1.05%

Colgate-Palmolive Co.	6,369	472

Industrial Conglomerates 6.52%

General Electric Co.	58,752	1,740
Honeywell International, Inc.	10,304	1,202
Total		2,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Information Technology Services 1.92%

Fidelity National Information Services, Inc.	11,212	$864

Insurance 4.05%

Chubb Ltd. (Switzerland)(a)	11,041	1,387
Hartford Financial Services Group, Inc. (The)	10,225	438
Total		1,825

Internet Software & Services 4.85%

Alphabet, Inc. Class A*	2,719	2,186

Life Sciences Tools & Services 1.26%

Thermo Fisher Scientific, Inc.	3,581	570

Machinery 2.14%

Caterpillar, Inc.	5,314	471
ITT, Inc.	13,720	492
Total		963

Media 2.53%

Time Warner, Inc.	14,338	1,141

Oil, Gas & Consumable Fuels 6.22%

Devon Energy Corp.	12,624	557
EOG Resources, Inc.	11,131	1,076
Occidental Petroleum Corp.	16,055	1,171
Total		2,804

Pharmaceuticals 5.06%

Allergan plc*	3,229	744
Pfizer, Inc.	45,383	1,537
Total		2,281

Road & Rail 1.81%

CSX Corp.	26,734	815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 6.54%

Broadcom Ltd. (Singapore)(a)	5,623	$970
Microchip Technology, Inc.	11,485	714
QUALCOMM, Inc.	18,498	1,267
Total		2,951

Software 2.94%

Microsoft Corp.	23,017	1,326

Specialty Retail 4.75%

AutoZone, Inc.*	1,479	1,136
Foot Locker, Inc.	6,717	455
L Brands, Inc.	7,767	550
Total		2,141

Technology Hardware, Storage & Peripherals 4.85%

Apple, Inc.	19,365	2,189
Total Common Stocks (cost $40,849,016)		44,452

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.63%

Repurchase Agreement

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $755,000 of U.S. Treasury Note at 0.75% due 9/30/2018; value: $755,000; proceeds: $737,490 (cost $737,488)	$737	737

Total Investments in Securities 100.21% (cost $41,586,504)		45,189

Liabilities in Excess of Other Assets (0.21)%		(96)

Net Assets 100.00%		$45,093

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$44,452	$—	$—	$44,452
Repurchase Agreement	—	737	—	737
Total	$44,452	$737	$—	$45,189

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.25%

Aerospace & Defense 2.83%

B/E Aerospace, Inc.	2,657	$137
DigitalGlobe, Inc.*	14,104	388
HEICO Corp.	1,355	94
TASER International, Inc.*	15,343	439
Total		1,058

Banks 0.76%

Western Alliance Bancorp*	7,551	283

Biotechnology 9.96%

ACADIA Pharmaceuticals, Inc.*	10,843	345
Agios Pharmaceuticals, Inc.*	5,422	286
ARIAD Pharmaceuticals, Inc.*	27,171	372
Exact Sciences Corp.*	24,127	448
Exelixis, Inc.*	41,293	528
Neurocrine Biosciences, Inc.*	3,633	184
Sage Therapeutics, Inc.*	6,037	278
Sarepta Therapeutics, Inc.*	3,220	198
Spark Therapeutics, Inc.*	6,695	402
TESARO, Inc.*	5,757	577
Ultragenyx Pharmaceutical, Inc.*	1,535	109
Total		3,727

Building Products 1.14%

Builders FirstSource, Inc.*	37,159	428

Capital Markets 1.30%

MarketAxess Holdings, Inc.	2,396	397
WisdomTree Investments, Inc.	8,752	90
Total		487

Chemicals 0.67%

Minerals Technologies, Inc.	3,535	250

Construction & Engineering 1.23%

Dycom Industries, Inc.*	5,647	462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Distributors 0.92%

Pool Corp.	3,624	$343

Diversified Telecommunication Services 0.38%

Cogent Communications Holdings, Inc.	3,843	141

Electric: Utilities 0.20%

Portland General Electric Co.	1,788	76

Electronic Equipment, Instruments & Components 2.25%

Belden, Inc.	6,969	481
Coherent, Inc.*	1,689	187
Universal Display Corp.*	3,182	176
Total		844

Equity Real Estate Investment Trusts 0.49%

CoreSite Realty Corp.	1,382	103
CyrusOne, Inc.	1,728	82
Total		185

Food & Staples Retailing 1.04%

Performance Food Group Co.*	15,642	388

Food Products 1.33%

Blue Buffalo Pet Products, Inc.*	9,533	227
Calavo Growers, Inc.	4,128	270
Total		497

Gas Utilities 0.29%

New Jersey Resources Corp.	1,678	55
ONE Gas, Inc.	894	55
Total		110

Health Care Equipment & Supplies 10.52%

ABIOMED, Inc.*	4,462	574
Glaukos Corp.*	11,938	450
Insulet Corp.*	8,660	355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)

Integra LifeSciences Holdings Corp.*	4,602	$380
Masimo Corp.*	3,277	195
Nevro Corp.*	6,255	653
Penumbra, Inc.*	7,958	605
ZELTIQ Aesthetics, Inc.*	18,540	727
Total		3,939

Health Care Providers & Services 0.66%

HealthEquity, Inc.*	1,505	57
VCA, Inc.*	2,695	189
Total		246

Health Care Technology 2.92%

Cotiviti Holdings, Inc.*	9,389	315
Medidata Solutions, Inc.*	1,677	93
Veeva Systems, Inc. Class A*	16,561	684
Total		1,092

Hotels, Restaurants & Leisure 4.04%

Dave & Buster’s Entertainment, Inc.*	13,865	543
Panera Bread Co. Class A*	979	191
Planet Fitness, Inc. Class A*	23,195	466
Shake Shack, Inc. Class A*	3,043	105
Vail Resorts, Inc.	1,311	206
Total		1,511

Household Durables 1.32%

iRobot Corp.*	6,917	304
Universal Electronics, Inc.*	2,565	191
Total		495

Information Technology Services 1.03%

Cardtronics plc Class A (United Kingdom)*(a)	6,565	293
EPAM Systems, Inc.*	1,346	93
Total		386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Internet & Direct Marketing Retail 1.82%

Etsy, Inc.*	31,035	$443
Wayfair, Inc. Class A*	6,019	237
Total		680

Internet Software & Services 13.19%

2U, Inc.*	14,934	572
Benefitfocus, Inc.*	10,428	416
Cimpress NV (Netherlands)*(a)	1,943	197
Five9, Inc.*	14,191	222
GoDaddy, Inc. Class A*	6,945	240
GrubHub, Inc.*	16,321	702
Instructure, Inc.*	7,701	195
Match Group, Inc.*	17,588	313
Nutanix, Inc. Class A*	3,261	121
Shopify, Inc. Class A (Canada)*(a)	11,838	508
Shutterstock, Inc.*	6,301	401
Stamps.com, Inc.*	2,109	199
Trade Desk, Inc. (The) Class A*	747	22
Twilio, Inc. Class A*	2,222	143
Wix.com Ltd. (Israel)*(a)	15,771	685
Total		4,936

Life Sciences Tools & Services 2.90%

Bio-Techne Corp.	2,599	285
Charles River Laboratories International, Inc.*	2,285	190
Pacific Biosciences of California, Inc.*	45,437	407
Patheon NV (Netherlands)*(a)	6,853	203
Total		1,085

Machinery 1.14%

Nordson Corp.	4,151	413
RBC Bearings, Inc.*	193	15
Total		428

Media 1.76%

IMAX Corp. (Canada)*(a)	9,610	278
Live Nation Entertainment, Inc.*	13,793	379
Total		657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Multi-Line Retail 0.62%

Ollie’s Bargain Outlet Holdings, Inc.*	8,864	$232

Oil, Gas & Consumable Fuels 1.00%

GasLog Ltd. (Monaco)(a)	25,666	373

Personal Products 0.16%

elf Beauty, Inc.*	2,092	59

Pharmaceuticals 0.54%

GW Pharmaceuticals plc ADR*	1,517	201

Professional Services 2.57%

Insperity, Inc.	2,281	166
TransUnion*	7,759	268
WageWorks, Inc.*	8,693	529
Total		963

Semiconductors & Semiconductor Equipment 7.26%

Acacia Communications, Inc.*	2,626	271
Ambarella, Inc.*	4,344	320
Cirrus Logic, Inc.*	12,041	640
Inphi Corp.*	10,296	448
MaxLinear, Inc. Class A*	10,653	216
Mellanox Technologies, Ltd. (Israel)*(a)	2,102	91
Monolithic Power Systems, Inc.	4,535	365
Silicon Motion Technology Corp. ADR	7,113	368
Total		2,719

Software 14.77%

8x8, Inc.*	1,367	21
Atlassian Corp. plc Class A (Australia)*(a)	13,627	408
BroadSoft, Inc.*	10,824	504
Callidus Software, Inc.*	8,538	157
Ellie Mae, Inc.*	5,922	624
Fair Isaac Corp.	3,464	432
Gigamon, Inc.*	7,096	389
HubSpot, Inc.*	7,046	406
Materialise NV ADR*	9,780	75
Paycom Software, Inc.*	13,193	661
Paylocity Holding Corp.*	11,943	531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Software (continued)

Proofpoint, Inc.*	6,728	$504
Ultimate Software Group, Inc. (The)*	1,382	282
Zendesk, Inc.*	17,413	535
Total		5,529

Specialty Retail 2.14%

Burlington Stores, Inc.*	5,430	440
Five Below, Inc.*	8,993	362
Total		802

Thrifts & Mortgage Finance 0.71%

LendingTree, Inc.*	2,733	265

Trading Companies & Distributors 2.39%

Beacon Roofing Supply, Inc.*	15,710	661
SiteOne Landscape Supply, Inc.*	763	27
Watsco, Inc.	1,470	207
Total		895

Total Common Stocks (cost $31,942,287)		36,772

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.01%

Repurchase Agreement

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $770,000 of U.S. Treasury Note at 0.75% due 9/30/2018; value: $770,000; proceeds: $753,504 (cost $753,503)	$754	754

Total Investments in Securities 100.26% (cost $32,695,790)		37,526

Liabilities in Excess of Other Assets (0.26)%		(97)

Net Assets 100.00%		$37,429

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$36,772	$—	$—	$36,772
Repurchase Agreement	—	754	—	754
Total	$36,772	$754	$—	$37,526

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.39%

Aerospace & Defense 2.86%

B/E Aerospace, Inc.	19,670	$1,016
General Dynamics Corp.	63,249	9,814
Total		10,830

Airlines 0.61%

Delta Air Lines, Inc.	58,796	2,314

Banks 10.77%

Bank of America Corp.	121,254	1,897
Citizens Financial Group, Inc.	433,333	10,708
East West Bancorp, Inc.	237,644	8,724
JPMorgan Chase & Co.	212,221	14,132
Webster Financial Corp.	140,796	5,352
Total		40,813

Beverages 2.75%

PepsiCo, Inc.	95,800	10,420

Biotechnology 0.48%

Celgene Corp.*	17,569	1,837

Capital Markets 2.99%

Invesco Ltd.	154,014	4,816
TD Ameritrade Holding Corp.	184,478	6,501
Total		11,317

Chemicals 3.10%

Dow Chemical Co. (The)	125,250	6,492
LyondellBasell Industries NV Class A	65,069	5,248
Total		11,740

Communications Equipment 2.07%

Cisco Systems, Inc.	247,900	7,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Consumer Finance 1.80%

Discover Financial Services	120,640	$6,822

Diversified Telecommunication Services 2.95%

AT&T, Inc.	227,969	9,258
Verizon Communications, Inc.	37,300	1,939
Total		11,197

Electric: Utilities 3.94%

Duke Energy Corp.	93,995	7,523
NextEra Energy, Inc.	60,702	7,425
Total		14,948

Energy Equipment & Services 1.84%

Halliburton Co.	155,508	6,979

Equity Real Estate Investment Trusts 2.68%

Boston Properties, Inc.	40,880	5,571
Vornado Realty Trust	45,300	4,585
Total		10,156

Food & Staples Retailing 1.30%

CVS Health Corp.	55,202	4,912

Food Products 2.22%

Mondelez International, Inc. Class A	191,613	8,412

Health Care Equipment & Supplies 2.28%

Abbott Laboratories	203,900	8,623

Health Care Providers & Services 1.83%

UnitedHealth Group, Inc.	49,507	6,931

Hotels, Restaurants & Leisure 1.03%

Yum! Brands, Inc.	43,111	3,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Household Durables 1.11%

Lennar Corp. Class A	99,121	$4,197

Household Products 0.78%

Colgate-Palmolive Co.	39,900	2,958

Industrial Conglomerates 3.44%

General Electric Co.	440,700	13,054

Information Technology Services 1.61%

Fidelity National Information Services, Inc.	79,296	6,108

Insurance 5.01%

Chubb Ltd. (Switzerland)(a)	93,900	11,799
Hartford Financial Services Group, Inc. (The)	168,063	7,196
Total		18,995

Life Sciences Tools & Services 1.33%

Thermo Fisher Scientific, Inc.	31,591	5,025

Machinery 3.16%

Caterpillar, Inc.	45,703	4,057
Dover Corp.	53,975	3,975
ITT, Inc.	110,288	3,953
Total		11,985

Media 1.99%

Time Warner, Inc.	94,659	7,536

Oil, Gas & Consumable Fuels 10.87%

Devon Energy Corp.	123,800	5,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)

EOG Resources, Inc.	104,797	$10,135
Exxon Mobil Corp.	180,427	15,747
Occidental Petroleum Corp.	135,200	9,859
Total		41,202

Pharmaceuticals 8.16%

Allergan plc*	12,230	2,817
Johnson & Johnson	120,200	14,199
Pfizer, Inc.	410,600	13,907
Total		30,923

Road & Rail 1.80%

CSX Corp.	224,252	6,840

Semiconductors & Semiconductor Equipment 7.02%

Intel Corp.	333,022	12,571
Microchip Technology, Inc.	77,904	4,841
QUALCOMM, Inc.	133,968	9,177
Total		26,589

Software 0.75%

Microsoft Corp.	49,164	2,832

Specialty Retail 2.29%

Foot Locker, Inc.	56,138	3,802
L Brands, Inc.	68,917	4,877
Total		8,679

Technology Hardware, Storage & Peripherals 1.57%

Hewlett Packard Enterprise Co.	261,622	5,952
Total Common Stocks (cost $352,979,067)		372,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.54%

Repurchase Agreement

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $5,960,000 of U.S. Treasury Note at 0.75% due 9/30/2018; value: $5,960,000; proceeds: $5,843,035 (cost $5,843,020)	$5,843	$5,843

Total Investments in Securities 99.93% (cost $358,822,087)		378,747

Other Assets in Excess of Liabilities 0.07%		268

Net Assets 100.00%		$379,015

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$372,904	$—	$—	$372,904
Repurchase Agreement	—	5,843	—	5,843
Total	$372,904	$5,843	$—	$378,747

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.58%

Aerospace & Defense 2.57%

General Dynamics Corp.	116,477	$18,073

Airlines 0.51%

Delta Air Lines, Inc.	91,466	3,600

Banks 11.51%

Bank of America Corp.	224,438	3,512
Citizens Financial Group, Inc.	890,692	22,009
East West Bancorp, Inc.	450,043	16,521
JPMorgan Chase & Co.	420,165	27,979
Webster Financial Corp.	287,844	10,941
Total		80,962

Beverages 2.75%

PepsiCo, Inc.	177,900	19,350

Biotechnology 0.73%

Celgene Corp.*	48,757	5,097

Capital Markets 3.21%

Invesco Ltd.	329,461	10,302
TD Ameritrade Holding Corp.	348,716	12,289
Total		22,591

Chemicals 3.25%

Dow Chemical Co. (The)	249,131	12,913
LyondellBasell Industries NV Class A	123,499	9,961
Total		22,874

Communications Equipment 2.27%

Cisco Systems, Inc.	502,720	15,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Consumer Finance 1.77%

Discover Financial Services	219,973	$12,439

Diversified Telecommunication Services 2.93%

AT&T, Inc.	345,748	14,041
Verizon Communications, Inc.	126,600	6,580
Total		20,621

Electric: Utilities 3.52%

Duke Energy Corp.	120,999	9,685
NextEra Energy, Inc.	123,371	15,091
Total		24,776

Energy Equipment & Services 2.04%

Halliburton Co.	319,855	14,355

Equity Real Estate Investment Trusts 2.41%

Boston Properties, Inc.	37,296	5,083
Vornado Realty Trust	116,900	11,832
Total		16,915

Food & Staples Retailing 1.08%

CVS Health Corp.	85,347	7,595

Food Products 2.21%

Mondelez International, Inc. Class A	353,941	15,538

Health Care Equipment & Supplies 2.28%

Abbott Laboratories	378,429	16,004

Health Care Providers & Services 1.77%

UnitedHealth Group, Inc.	88,959	12,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 1.29%

Yum! Brands, Inc.	100,133	$9,093

Household Durables 1.14%

Lennar Corp. Class A	189,160	8,009

Household Products 1.10%

Colgate-Palmolive Co.	104,200	7,725

Industrial Conglomerates 3.62%

General Electric Co.	858,733	25,436

Information Technology Services 1.58%

Fidelity National Information Services, Inc.	144,033	11,095

Insurance 4.89%

Chubb Ltd. (Switzerland)(a)	179,156	22,511
Hartford Financial Services Group, Inc. (The)	277,997	11,904
Total		34,415

Life Sciences Tools & Services 1.32%

Thermo Fisher Scientific, Inc.	58,370	9,284

Machinery 3.15%

Caterpillar, Inc.	75,967	6,744
Dover Corp.	128,265	9,445
ITT, Inc.	166,893	5,981
Total		22,170

Media 1.86%

Time Warner, Inc.	163,856	13,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Multi-Utilities 0.51%

Sempra Energy	33,284	$3,568

Oil, Gas & Consumable Fuels 10.26%

Devon Energy Corp.	217,600	9,598
EOG Resources, Inc.	198,068	19,155
Exxon Mobil Corp.	283,200	24,718
Occidental Petroleum Corp.	256,400	18,697
Total		72,168

Pharmaceuticals 7.61%

Allergan plc*	22,699	5,228
Johnson & Johnson	204,373	24,142
Pfizer, Inc.	712,900	24,146
Total		53,516

Road & Rail 1.81%

CSX Corp.	417,045	12,720

Semiconductors & Semiconductor Equipment 8.23%

Broadcom Ltd. (Singapore)(a)	51,502	8,885
Intel Corp.	608,214	22,960
Microchip Technology, Inc.	115,073	7,151
QUALCOMM, Inc.	276,094	18,912
Total		57,908

Software 0.82%

Microsoft Corp.	99,643	5,739

Specialty Retail 1.21%

L Brands, Inc.	120,244	8,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripheral 1.37%

Hewlett Packard Enterprise Co.	424,833	$9,665
Total Common Stocks (cost $636,051,346)		693,256

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.43%

Repurchase Agreement

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $10,015,000 of U.S. Treasury Note at 1.625% due 7/31/2020; value: $10,277,894; proceeds: $10,075,619 (cost $10,075,594)	$10,076	10,076

Total Investments in Securities 100.01% (cost $646,126,940)		703,332

Liabilities in Excess of Other Assets (0.01)%		(99)

Net Assets 100.00%		$703,233

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$693,256	$—	$—	$693,256
Repurchase Agreement	—	10,076	—	10,076
Total	$693,256	$10,076	$—	$703,332

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.08%

Aerospace & Defense 1.61%

B/E Aerospace, Inc.	20,458	$1,057
TransDigm Group, Inc.*	3,522	1,018
Total		2,075

Beverages 1.49%

Brown-Forman Corp. Class B	14,488	687
Dr. Pepper Snapple Group, Inc.	13,423	1,226
Total		1,913

Biotechnology 2.20%

BioMarin Pharmaceutical, Inc.*	15,604	1,444
Incyte Corp., Ltd.*	14,711	1,387
Total		2,831

Building Products 3.96%

A.O. Smith Corp.	12,781	1,263
Allegion plc (Ireland)(a)	22,376	1,542
Fortune Brands Home & Security, Inc.	25,627	1,489
Lennox International, Inc.	5,127	805
Total		5,099

Capital Markets 5.84%

CBOE Holdings, Inc.	25,124	1,629
Intercontinental Exchange, Inc.	4,764	1,283
MarketAxess Holdings, Inc.	4,255	705
Moody’s Corp.	15,767	1,707
MSCI, Inc.	26,031	2,185
Total		7,509

Chemicals 2.04%

International Flavors & Fragrances, Inc.	6,804	973
RPM International, Inc.	30,765	1,652
Total		2,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.90%

Stericycle, Inc.*	14,470	$1,160

Communications Equipment 1.26%

Palo Alto Networks, Inc.*	10,201	1,625

Construction Materials 1.51%

Vulcan Materials Co.	17,104	1,945

Containers & Packaging 1.88%

Ball Corp.	21,127	1,731
Graphic Packaging Holding Co.	49,000	686
Total		2,417

Distributors 1.20%

LKQ Corp.*	43,611	1,546

Electrical Equipment 1.05%

Rockwell Automation, Inc.	11,063	1,353

Food Products 3.17%

Hain Celestial Group, Inc. (The)*	18,856	671
Kellogg Co.	13,173	1,020
McCormick & Co., Inc.	15,474	1,546
Mead Johnson Nutrition Co.	10,563	835
Total		4,072

Health Care Equipment & Supplies 9.03%

Align Technology, Inc.*	11,298	1,059
C.R. Bard, Inc.	4,158	933
Cooper Cos., Inc. (The)	8,971	1,608
DENTSPLY SIRONA, Inc.	20,730	1,232
DexCom, Inc.*	17,938	1,572
Edwards Lifesciences Corp.*	13,359	1,611
IDEXX Laboratories, Inc.*	9,932	1,120
Intuitive Surgical, Inc.*	2,712	1,966
NuVasive, Inc.*	7,641	509
Total		11,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Health Care Providers & Services 2.04%

Acadia Healthcare Co., Inc.*	10,311	$511
Centene Corp.*	15,480	1,036
Henry Schein, Inc.*	6,613	1,078
Total		2,625

Hotels, Restaurants & Leisure 7.82%

Dave & Buster’s Entertainment, Inc.*	17,663	692
Domino’s Pizza, Inc.	7,006	1,064
Marriott International, Inc. Class A	27,564	1,856
Norwegian Cruise Line Holdings Ltd.*	35,372	1,333
Panera Bread Co. Class A*	7,008	1,365
Vail Resorts, Inc.	10,314	1,618
Wynn Resorts Ltd.	21,906	2,134
Total		10,062

Household Durables 0.88%

Mohawk Industries, Inc.*	5,628	1,128

Household Products 0.79%

Church & Dwight Co., Inc.	21,098	1,011

Industrial Conglomerates 0.73%

Roper Technologies, Inc.	5,126	935

Information Technology Services 4.16%

FleetCor Technologies, Inc.*	12,366	2,148
Sabre Corp.	59,148	1,667
Vantiv, Inc. Class A*	27,264	1,534
Total		5,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Internet & Direct Marketing Retail 1.30%

Expedia, Inc.	14,364	$1,677

Internet Software & Services 2.91%

Akamai Technologies, Inc.*	34,686	1,838
CoStar Group, Inc.*	4,338	939
Nutanix, Inc. Class A*	26,064	965
Total		3,742

Leisure Product 0.82%

Hasbro, Inc.	13,244	1,051

Life Sciences Tools & Services 4.48%

Agilent Technologies, Inc.	30,334	1,428
Illumina, Inc.*	10,712	1,946
Mettler-Toledo International, Inc.*	4,365	1,833
Patheon NV (Netherlands)*(a)	18,870	559
Total		5,766

Machinery 4.48%

IDEX Corp.	15,690	1,468
Ingersoll-Rand plc (Ireland)(a)	14,394	978
Middleby Corp. (The)*	13,540	1,674
Wabtec Corp.	20,174	1,647
Total		5,767

Multi-Line Retail 3.35%

Dollar General Corp.	30,369	2,125
Dollar Tree, Inc.*	27,639	2,182
Total		4,307

Pharmaceuticals 1.87%

Zoetis, Inc.	46,310	2,409

Professional Services 1.00%

Nielsen Holdings plc	24,029	1,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Real Estate Management & Development 0.76%

CBRE Group, Inc. Class A*	35,019	$980

Road & Rail 0.75%

J.B. Hunt Transport Services, Inc.	11,814	959

Semiconductors & Semiconductor Equipment 5.55%

Applied Materials, Inc.	50,618	1,526
Lam Research Corp.	17,434	1,651
Microchip Technology, Inc.	31,311	1,946
Skyworks Solutions, Inc.	26,436	2,013
Total		7,136

Software 8.76%

Activision Blizzard, Inc.	15,719	696
Electronic Arts, Inc.*	34,752	2,968
FireEye, Inc.*	21,794	321
Fortinet, Inc.*	32,616	1,204
Red Hat, Inc.*	24,393	1,972
ServiceNow, Inc.*	33,213	2,629
Splunk, Inc.*	25,153	1,476
Total		11,266

Specialty Retail 7.35%

AutoZone, Inc.*	2,495	1,917
L Brands, Inc.	19,934	1,411
Michaels Cos, Inc. (The)*	55,961	1,353
O’Reilly Automotive, Inc.*	7,116	1,993
Tractor Supply Co.	24,205	1,630
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,809	1,144
Total		9,448

Textiles, Apparel & Luxury Goods 1.49%

Carter’s, Inc.	9,771	847
Hanesbrands, Inc.	42,205	1,066
Total		1,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 0.65%

HD Supply Holdings, Inc.*	25,961	$830
Total Common Stocks (cost $122,088,401)		127,428

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.73%

Repurchase Agreement

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $960,000 of U.S. Treasury Note at 0.75% due 9/30/2018; value: $960,000; proceeds: $939,526 (cost $939,524)	$940	940

Total Investments in Securities 99.81% (cost $123,027,925)		128,368

Cash and Other Assets in Excess of Liabilities 0.19%		246

Net Assets 100.00%		$128,614

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$127,428	$—	$—	$127,428
Repurchase Agreement	—	940	—	940
Total	$127,428	$940	$—	$128,368

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 96.46%

Australia 2.45%

Commercial Services & Supplies 0.36%
Downer EDI Ltd.	52,119	$217
Construction Materials 0.39%
CSR Ltd.	84,477	235
Metals & Mining 1.70%
BlueScope Steel Ltd.	42,542	254
Fortescue Metals Group Ltd.	52,913	203
South32 Ltd.	307,615	573
		1,030
Total Australia		1,482

Austria 1.25%

Banks
Erste Group Bank AG *	25,426	753

Belgium 2.51%

Beverages 1.97%
Anheuser-Busch InBev NV	9,049	1,190
Chemicals 0.54%
Solvay SA	2,848	330
Total Belgium		1,520

Canada 1.47%

Banks 0.46%
Bank of Montreal	4,200	275
Electric: Utilities 1.01%
Emera, Inc.	5,000	180
Fortis, Inc.	13,400	431
		611
Total Canada		886

China 1.26%

Internet Software & Services
Tencent Holdings Ltd.	27,500	765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
Denmark 1.16%

Banks
Danske Bank A/S	24,079	$704

Finland 1.12%

Paper & Forest Products
Stora Enso OYJ R Shares	16,779	149
UPM-Kymmene OYJ	24,988	528
		677

France 10.88%

Aerospace & Defense 0.70%
Thales SA	2,069	190
Zodiac Aerospace	9,649	235
		425
Auto Components 1.29%
Valeo SA	13,343	779
Banks 1.43%
BNP Paribas SA	16,850	867
Construction & Engineering 1.22%
Vinci SA	9,593	735
Diversified Telecommunication Services 0.84%
Orange SA	32,473	509
Electrical Equipment 0.54%
Schneider Electric SE	4,721	328
Food Products 1.79%
Danone SA	14,586	1,083
Information Technology Services 0.65%
Atos SE	3,656	394
Insurance 0.59%
AXA SA	16,777	357
Life Sciences Tools & Services 0.36%
Genfit *	8,190	215
Media 0.87%
Publicis Groupe SA	6,954	526
Oil, Gas & Consumable Fuels 0.60%
Total SA	7,556	359
Total France		6,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
Germany 7.12%

Health Care Providers & Services 0.89%
Fresenius Medical Care AG & Co. KGaA	6,181	$541
Hotels, Restaurants & Leisure 1.14%
TUI AG	48,709	692
Industrial Conglomerates 2.19%
Siemens AG Registered Shares	11,278	1,323
Insurance 0.77%
Allianz SE Registered Shares	1,253	186
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	1,486	278
		464
Life Sciences Tools & Services 0.38%
MorphoSys AG *	5,444	228
Semiconductors & Semiconductor Equipment 0.74%
Infineon Technologies AG	24,980	445
Software 1.01%
SAP SE	6,670	610
Total Germany		4,303

Hong Kong 2.22%

Equity Real Estate Investment Trusts 1.28%
Link REIT	105,000	775
Real Estate Management & Development 0.94%
Cheung Kong Property Holdings Ltd.	77,500	570
Total Hong Kong		1,345

Ireland 1.27%

Biotechnology
Shire plc	11,902	770

Israel 0.37%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	4,840	223

Italy 0.76%

Electric: Utilities
Enel SpA	102,756	458

Japan 25.09%

Airlines 1.14%
Japan Airlines Co., Ltd.	23,500	691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Auto Components 0.40%
Unipres Corp.	13,800	$244
Automobiles 3.66%
Fuji Heavy Industries Ltd.	13,700	514
Honda Motor Co., Ltd.	20,000	577
Mazda Motor Corp.	30,900	474
Toyota Motor Corp.	11,100	644
		2,209
Banks 5.15%
Mitsubishi UFJ Financial Group, Inc.	303,900	1,539
Sumitomo Mitsui Financial Group, Inc.	37,500	1,267
Sumitomo Mitsui Trust Holdings, Inc.	9,300	304
		3,110
Chemicals 1.24%
Asahi Kasei Corp.	65,215	519
Teijin Ltd.	12,000	233
		752
Construction & Engineering 1.64%
Obayashi Corp.	28,800	286
Shimizu Corp.	48,000	429
Taisei Corp.	37,000	277
		992
Diversified Financial Services 1.03%
ORIX Corp.	42,000	620
Household Durables 0.54%
Sony Corp.	9,800	325
Insurance 1.38%
T&D Holdings, Inc.	32,600	368
Tokio Marine Holdings, Inc.	12,200	468
		836
Machinery 0.48%
FANUC Corp.	1,700	287
Media 1.05%
Dentsu, Inc.	12,500	636
Metals & Mining 0.64%
JFE Holdings, Inc.	19,500	285
Nippon Steel & Sumitomo Metal Corp.	4,900	101
		386
Oil, Gas & Consumable Fuels 0.25%
JX Holdings, Inc.	37,500	152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Real Estate Management & Development 0.77%
Daito Trust Construction Co., Ltd.	2,900	$464
Road & Rail 1.08%
Central Japan Railway Co.	3,800	650
Software 0.84%
Nintendo Co., Ltd.	1,900	509
Technology Hardware, Storage & Peripherals 0.35%
NEC Corp.	83,000	214
Trading Companies & Distributors 1.08%
Mitsubishi Corp.	28,700	654
Wireless Telecommunication Services 2.37%
NTT DOCOMO, Inc.	19,900	505
SoftBank Group Corp.	14,300	927
		1,432
Total Japan		15,163

Mexico 0.15%

Consumer Finance
Gentera SAB de CV	50,298	91

Netherlands 5.54%

Banks 0.92%
ING Groep NV	45,318	560
Food & Staples Retailing 1.34%
Koninklijke Ahold Delhaize NV	35,483	808
Insurance 1.05%
NN Group NV	20,601	632
Oil, Gas & Consumable Fuels 2.23%
Royal Dutch Shell plc B Shares	51,978	1,348
Total Netherlands		3,348

New Zealand 0.39%

Construction Materials
Fletcher Building Ltd.	29,802	233

Norway 0.13%

Metals & Mining
Norsk Hydro ASA	18,763	81

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
Philippines 0.35%

Diversified Financial Services
Metro Pacific Investments Corp.	1,431,500	$210

Portugal 0.40%

Electric: Utilities
EDP - Energias de Portugal SA	71,476	240

Singapore 1.16%

Equity Real Estate Investment Trusts 0.57%
Ascendas Real Estate Investment Trust	186,800	346
Transportation Infrastructure 0.59%
Hutchison Port Holdings Trust Unit	796,300	355
Total Singapore		701

South Africa 0.37%

Oil, Gas & Consumable Fuels
Sasol Ltd.	8,210	224

South Korea 1.32%

Biotechnology 0.53%
Celltrion, Inc. *	3,271	317
Technology Hardware, Storage & Peripherals 0.79%
Samsung Electronics Co., Ltd.	328	478
Total South Korea		795

Spain 3.02%

Construction & Engineering 0.64%
Obrascon Huarte Lain SA	56,978	229
Sacyr SA	74,539	157
		386
Oil, Gas & Consumable Fuels 1.64%
Repsol SA	72,920	991
Specialty Retail 0.74%
Industria de Diseno Textil SA	12,112	449
Total Spain		1,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
Sweden 1.69%

Banks 0.53%
Swedbank AB A Shares	13,647	$321
Machinery 0.25%
Volvo AB B Shares	13,180	150
Real Estate Management & Development 0.91%
Castellum AB	36,586	548
Total Sweden		1,019

Switzerland 6.67%

Food Products 3.08%
Nestle SA Registered Shares	23,547	1,859
Insurance 0.95%
Swiss Life Holding AG Registered Shares *	1,650	428
Swiss Re AG	1,656	149
		577
Pharmaceuticals 2.64%
Roche Holding AG	6,425	1,597
Total Switzerland		4,033

Taiwan 0.65%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	67,000	394

United Kingdom 15.69%

Aerospace & Defense 0.47%
BAE Systems plc	42,155	286
Air Freight & Logistics 0.46%
Royal Mail plc	43,705	277
Auto Components 1.40%
GKN plc	203,171	843
Banks 1.06%
HSBC Holdings plc	36,628	275
Lloyds Banking Group plc	515,002	364
		639
Hotels, Restaurants & Leisure 0.54%
Merlin Entertainments plc †	57,392	327
Insurance 0.73%
Direct Line Insurance Group plc	93,624	442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Metals & Mining 0.48%
Anglo American plc *	23,149	$289
Personal Products 1.72%
Unilever NV CVA	22,604	1,041
Pharmaceuticals 3.76%
AstraZeneca plc	20,699	1,340
GlaxoSmithKline plc	43,839	934
		2,274
Professional Services 0.20%
RELX plc	6,375	121
Tobacco 2.18%
British American Tobacco plc	15,180	968
Imperial Brands plc	6,812	351
		1,319
Trading Companies & Distributors 1.60%
Ashtead Group plc	58,754	966
Wireless Telecommunication Services 1.09%
Vodafone Group plc	229,046	657
Total United Kingdom		9,481
Total Common Stocks (cost $56,206,038)		58,302

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.34%

Repurchase Agreement

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $1,445,000 of U.S. Treasury Note at 0.75% due 9/30/2018; value: $1,445,000; proceeds: $1,413,938 (cost $1,413,935)	$1,414	1,414

Total Investments in Securities 98.80% (cost $57,619,973)		59,716

Foreign Cash and Other Assets in Excess of Liabilities 1.20%		726

Net Assets 100.00%		$60,442

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$1,482	$—	$1,482
Austria	—	753	—	753
Belgium	—	1,520	—	1,520
Canada	886	—	—	886
China	—	765	—	765
Denmark	—	704	—	704
Finland	—	677	—	677
France	—	6,577	—	6,577
Germany	—	4,303	—	4,303
Hong Kong	—	1,345	—	1,345
Ireland	—	770	—	770
Israel	223	—	—	223
Italy	—	458	—	458
Japan	—	15,163	—	15,163
Mexico	91	—	—	91
Netherlands	560	2,788	—	3,348
New Zealand	—	233	—	233
Norway	—	81	—	81
Philippines	—	210	—	210
Portugal	—	240	—	240
Singapore	—	701	—	701
South Africa	—	224	—	224
South Korea	—	795	—	795
Spain	—	1,826	—	1,826
Sweden	—	1,019	—	1,019
Switzerland	—	4,033	—	4,033
Taiwan	—	394	—	394
United Kingdom	—	9,481	—	9,481
Repurchase Agreement	—	1,414	—	1,414
Total	$1,760	$57,956	$—	$59,716

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 99.23%

Australia 3.63%

Beverages 0.42%
Treasury Wine Estates Ltd.	23,821	$202
Commercial Services & Supplies 0.68%
Spotless Group Holdings Ltd.	397,523	327
Electric: Utilities 1.33%
AusNet Services	506,264	638
Equity Real Estate Investment Trusts 1.20%
Charter Hall Group	146,160	575
Total Australia		1,742

Austria 0.69%

Semiconductors & Semiconductor Equipment
ams AG	10,218	332

Canada 5.67%

Electric: Utilities 1.28%
Emera, Inc.	17,000	613
Metals & Mining 0.55%
HudBay Minerals, Inc.	66,302	262
Oil, Gas & Consumable Fuels 3.08%
Africa Oil Corp. *	164,499	261
Canacol Energy Ltd. *	127,900	421
Vermilion Energy, Inc.	10,100	391
Whitecap Resources, Inc.	48,500	405
		1,478
Paper & Forest Products 0.76%
Interfor Corp. *	32,400	368
Total Canada		2,721

Finland 3.10%

Leisure Product 1.63%
Amer Sports OYJ	25,531	781
Trading Companies & Distributors 1.47%
Cramo OYJ	27,429	706
Total Finland		1,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
France 4.77%

Health Care Providers & Services 0.79%
Korian SA	11,770	$379
Hotels, Restaurants & Leisure 1.01%
Elior Group +	21,112	483
Information Technology Services 1.45%
Altran Technologies SA *	47,059	696
Life Sciences Tools & Services 0.29%
Genfit *	5,356	141
Real Estate Management & Development 1.18%
Nexity SA *	10,774	569
Specialty Retail 0.05%
Maisons du Monde SA *+	777	22
Total France		2,290

Germany 5.26%

Industrial Conglomerates 1.25%
Rheinmetall AG	8,631	601
Internet Software & Services 1.18%
XING AG	2,684	565
Life Sciences Tools & Services 1.65%
Gerresheimer AG	7,023	597
MorphoSys AG *	4,629	194
		791
Machinery 0.57%
Deutz AG	53,973	273
Real Estate Management & Development 0.61%
Patrizia Immobilien AG *	13,416	294
Total Germany		2,524

Hong Kong 2.68%

Communications Equipment 0.65%
VTech Holdings Ltd.	27,400	313
Diversified Telecommunication Services 0.64%
HKBN Ltd.	269,880	305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Household Durables 0.46%
Techtronic Industries Co., Ltd.	56,500	$221
Paper & Forest Products 0.93%
Lee & Man Paper Manufacturing Ltd.	487,000	445
Total Hong Kong		1,284

India 3.82%

Banks 1.32%
RBL Bank Ltd. *+	144,661	633
Information Technology Services 0.64%
Vakrangee Ltd.	85,650	308
Real Estate Management & Development 0.62%
Housing Development & Infrastructure Ltd. *	248,191	298
Thrifts & Mortgage Finance 1.24%
Dewan Housing Finance Corp., Ltd.	138,748	593
Total India		1,832

Indonesia 2.65%

Banks 1.28%
Bank Tabungan Negara Persero Tbk PT	4,180,696	617
Consumer Finance 0.33%
PT Clipan Finance Indonesia Tbk *	8,129,400	159
Real Estate Management & Development 1.04%
Pakuwon Jati Tbk PT	5,032,300	261
Summarecon Agung Tbk PT	1,751,600	237
		498
Total Indonesia		1,274

Ireland 4.78%

Beverages 0.49%
C&C Group plc	55,848	234
Equity Real Estate Investment Trusts 0.93%
Hibernia REIT plc	289,349	445
Food Products 0.51%
Greencore Group plc	56,401	245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
Ireland (continued)

Health Care Providers & Services 1.50%
UDG Healthcare plc	86,903	$722
Household Durables 1.35%
Cairn Homes plc *	536,278	647
Total Ireland		2,293

Israel 1.49%

Chemicals
Frutarom Industries Ltd.	13,646	718

Italy 4.25%

Beverages 1.32%
Davide Campari-Milano SpA	56,214	634
Capital Markets 0.74%
Anima Holding SpA +	72,700	355
Electrical Equipment 0.82%
Prysmian SpA	15,014	393
Textiles, Apparel & Luxury Goods 1.37%
Brunello Cucinelli SpA	18,836	366
Moncler SpA	17,160	293
		659
Total Italy		2,041

Japan 25.52%

Banks 1.80%
Fukuoka Financial Group, Inc.	104,000	432
Shinsei Bank Ltd.	285,000	432
		864
Construction & Engineering 0.85%
SHO-BOND Holdings Co., Ltd.	8,700	406
Containers & Packaging 0.68%
Fuji Seal International, Inc.	7,900	326
Electronic Equipment, Instruments & Components 1.74%
Hitachi High-Technologies Corp.	20,900	837
Equity Real Estate Investment Trusts 1.80%
GLP J-Reit	368	490
Hulic Reit, Inc.	208	371
		861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Food & Staples Retailing 0.94%
Sundrug Co., Ltd.	5,400	$453
Food Products 1.40%
Nichirei Corp.	30,000	674
Hotels, Restaurants & Leisure 1.81%
HIS Co., Ltd.	5,400	141
Resorttrust, Inc.	14,200	290
St. Marc Holdings Co., Ltd.	15,900	436
		867
Household Durables 0.34%
lida Group Holdings Co., Ltd.	8,100	163
Information Technology Services 3.51%
NS Solutions Corp.	18,300	320
Obic Co., Ltd.	14,100	751
SCSK Corp.	15,200	615
		1,686
Insurance 0.58%
Anicom Holdings, Inc.	11,200	276
Machinery 3.22%
CKD Corp.	56,800	688
Nabtesco Corp.	21,300	603
Tsubakimoto Chain Co.	33,000	256
		1,547
Pharmaceuticals 1.00%
Sawai Pharmaceutical Co., Ltd.	6,700	477
Professional Services 1.78%
en-japan, Inc.	26,500	574
Tanseisha Co., Ltd.	37,600	281
		855
Real Estate Management & Development 0.28%
Takara Leben Co., Ltd.	20,100	136
Semiconductors & Semiconductor Equipment 1.40%
Sumco Corp.	81,900	674
Software 1.43%
NSD Co., Ltd.	25,500	410
Trend Micro, Inc.	7,900	275
		685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Wireless Telecommunication Services 0.96%
Okinawa Cellular Telephone Co.	15,200	$459
Total Japan		12,246

Luxembourg 2.54%

Machinery 1.43%
Stabilus SA *	12,215	687
Multi-Line Retail 0.62%
B&M European Value Retail SA	90,348	299
Real Estate Management & Development 0.49%
Grand City Properties SA	11,971	234
Total Luxembourg		1,220

Netherlands 3.33%

Air Freight & Logistics 1.17%
PostNL NV *	123,531	561
Hotels, Restaurants & Leisure 1.13%
Basic-Fit NV *+	28,353	543
Machinery 1.03%
Aalberts Industries NV	14,598	497
Total Netherlands		1,601

Philippines 0.89%

Banks 0.23%
Rizal Commercial Banking Corp.	149,040	110
Real Estate Management & Development 0.66%
Filinvest Land, Inc.	8,376,500	318
Total Philippines		428

Portugal 0.75%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	123,343	361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
Singapore 0.78%

Equity Real Estate Investment Trusts
Mapletree Industrial Trust	284,800	$373

South Korea 0.90%

Semiconductors & Semiconductor Equipment 0.29%
Viatron Technologies, Inc.	5,492	140
Specialty Retail 0.61%
Hotel Shilla Co., Ltd.	5,253	290
Total South Korea		430

Spain 2.95%

Equity Real Estate Investment Trusts 1.72%
Hispania Activos Inmobiliarios SOCIMI SA	28,455	382
Merlin Properties Socimi SA	37,265	441
		823
Food Products 1.23%
Ebro Foods SA	25,453	592
Total Spain		1,415

Sweden 4.06%

Auto Components 0.62%
Dometic Group AB *+	36,911	296
Commercial Services & Supplies 1.57%
Loomis AB Class B	24,402	753
Consumer Finance 0.94%
Hoist Finance AB +	47,212	454
Food & Staples Retailing 0.93%
Axfood AB	25,296	447
Total Sweden		1,950

Switzerland 1.79%

Consumer Finance 0.99%
Cembra Money Bank AG *	6,038	474
Household Durables 0.80%
Forbo Holding AG Registered Shares *	287	386
Total Switzerland		860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 1.29%

Semiconductors & Semiconductor Equipment 0.93%
Realtek Semiconductor Corp.	105,000	$346
RichWave Technology Corp.	54,100	101
		447
Technology Hardware, Storage & Peripherals 0.36%
Adlink Technology, Inc.	83,370	170
Total Taiwan		617

United Kingdom 9.22%

Capital Markets 0.42%
Jupiter Fund Management plc	36,243	200
Chemicals 0.30%
Essentra plc	22,923	144
Consumer Finance 1.96%
Arrow Global Group plc	246,467	941
Household Durables 0.88%
Countryside Properties plc *+	134,314	423
Internet & Direct Marketing Retail 0.63%
ASOS plc *	4,837	304
Machinery 2.13%
Bodycote plc	74,676	569
Concentric AB	33,528	451
		1,020
Metals & Mining 0.48%
Hill & Smith Holdings plc	15,639	230
Oil, Gas & Consumable Fuels 0.56%
Tullow Oil plc *	81,310	267
Professional Services 0.88%
Exova Group plc	164,187	423
Trading Companies & Distributors 0.98%
Diploma plc	41,533	473
Total United Kingdom		4,425

United States 2.42%

Exchange-Traded Fund 1.58%
VanEck Vectors Junior Gold Miners	17,169	760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Semiconductors & Semiconductor Equipment 0.84%
CEVA, Inc. *	11,449	$402
Total United States		1,162
Total Common Stocks (cost $42,803,168)		47,626

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.52%

Repurchase Agreement

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $250,000 of U.S. Treasury Note at 1.625% due 7/31/2020; value: $256,563; proceeds: $249,209 (cost $249,208)	$249	249
Total Investments in Securities 99.75% (cost $43,052,376)		47,875
Foreign Cash and Other Assets in Excess of Liabilities 0.25%		120
Net Assets 100.00%		$47,995

*	Non-income producing security.
+	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$1,742	$—	$1,742
Austria	—	332	—	332
Canada	2,460	261	—	2,721
Finland	—	1,487	—	1,487
France	22	2,268	—	2,290
Germany	—	2,524	—	2,524
Hong Kong	—	1,284	—	1,284
India	633	1,199	—	1,832
Indonesia	159	1,115	—	1,274
Ireland(3)	679	1,614	—	2,293
Israel	—	718	—	718
Italy(3)	366	1,675	—	2,041
Japan	—	12,246	—	12,246
Luxembourg(3)	687	533	—	1,220
Netherlands	—	1,601	—	1,601
Philippines	—	428	—	428
Portugal	—	361	—	361
Singapore	—	373	—	373
South Korea	—	430	—	430
Spain	—	1,415	—	1,415
Sweden(3)	454	1,496	—	1,950
Switzerland	—	860	—	860
Taiwan	—	617	—	617
United Kingdom(3)	2,941	1,484	—	4,425
United States	1,162	—	—	1,162
Repurchase Agreement	—	249	—	249
Total	$9,563	$38,312	$—	$47,875

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	The following securities were transferred during the period ended September 30, 2016:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO September 30, 2016

Security	Country	Level Transfer	Transfer Amount	Valuation Method on 9/30/2016*
Brunello Cucinelli Spa	Italy	from Level 2 to Level 1	$ 534,213	Last sale price
Cairn Homes Plc	Ireland	from Level 1 to Level 2	$ 853,172	Adjusted Valuation
B&M European Value Retail SA	Luxembourg	from Level 1 to Level 2	$ 392,781	Adjusted Valuation
Stabilus SA	Luxembourg	from Level 2 to Level 1	$ 434,744	Last sale price
Dometic Group AB	Sweden	from Level 1 to Level 2	$ 194,572	Adjusted Valuation
Hoist Finance AB	Sweden	from Level 2 to Level 1	$ 830,888	Last sale price
Exova Group Plc	United Kingdom	from Level 2 to Level 1	$ 349,066	Last sale price

*	See Note 2(a)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.03%

Aerospace & Defense 1.34%

B/E Aerospace, Inc.	14,088	$728
Orbital ATK, Inc.	51,854	3,953
Total		4,681

Airlines 1.05%

Alaska Air Group, Inc.	55,515	3,656

Auto Components 1.54%

Johnson Controls International plc	115,300	5,365

Banks 7.46%

CIT Group, Inc.	120,799	4,385
Citizens Financial Group, Inc.	274,600	6,785
Comerica, Inc.	37,151	1,758
East West Bancorp, Inc.	140,900	5,173
M&T Bank Corp.	38,300	4,447
Webster Financial Corp.	92,720	3,524
Total		26,072

Beverages 3.26%

Coca-Cola European Partners plc (United Kingdom)(a)	130,159	5,193
Molson Coors Brewing Co. Class B	56,556	6,210
Total		11,403

Capital Markets 2.61%

E*TRADE Financial Corp.*	183,400	5,341
Invesco Ltd.	120,700	3,774
Total		9,115

Chemicals 2.80%

Albemarle Corp.	37,982	3,247
Eastman Chemical Co.	55,517	3,757
FMC Corp.	57,811	2,795
Total		9,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Communications Equipment 4.17%

Harris Corp.	47,142	$4,319
Juniper Networks, Inc.	194,200	4,673
Motorola Solutions, Inc.	73,000	5,568
Total		14,560

Containers & Packaging 1.47%

Graphic Packaging Holding Co.	261,700	3,661
Packaging Corp. of America	17,955	1,459
Total		5,120

Electric: Utilities 7.89%

Edison International	116,000	8,381
Great Plains Energy, Inc.	151,300	4,129
Portland General Electric Co.	175,900	7,491
PPL Corp.	218,800	7,564
Total		27,565

Electrical Equipment 1.59%

Hubbell, Inc.	51,539	5,553

Energy Equipment & Services 2.87%

Patterson-UTI Energy, Inc.	237,212	5,306
Superior Energy Services, Inc.	262,900	4,706
Total		10,012

Equity Real Estate Investment Trusts 11.13%

Alexandria Real Estate Equities, Inc.	34,106	3,710
Boston Properties, Inc.	41,600	5,670
Brixmor Property Group, Inc.	147,260	4,092
Duke Realty Corp.	191,600	5,237
Healthcare Trust of America, Inc. Class A	136,540	4,454
Highwoods Properties, Inc.	45,400	2,366
Kimco Realty Corp.	179,200	5,188
UDR, Inc.	136,214	4,902
Vornado Realty Trust	32,509	3,290
Total		38,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Food Products 3.03%

Bunge Ltd.	61,317	$3,632
Pinnacle Foods, Inc.	67,062	3,364
Snyder’s-Lance, Inc.	107,441	3,608
Total		10,604

Health Care Equipment & Supplies 1.26%

Alere, Inc.*	102,005	4,411

Health Care Providers & Services 1.84%

Cardinal Health, Inc.	33,167	2,577
HealthSouth Corp.	95,274	3,865
Total		6,442

Hotels, Restaurants & Leisure 4.56%

Aramark	106,430	4,048
MGM Resorts International*	194,778	5,070
Royal Caribbean Cruises Ltd.	55,500	4,160
Wyndham Worldwide Corp.	39,690	2,672
Total		15,950

Household Durables 4.00%

Lennar Corp. Class A	60,800	2,574
Newell Brands, Inc.	98,919	5,209
Whirlpool Corp.	38,100	6,179
Total		13,962

Information Technology Services 4.13%

CSRA, Inc.	229,679	6,179
Fidelity National Information Services, Inc.	70,300	5,415
Xerox Corp.	279,278	2,829
Total		14,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Insurance 8.89%

Allied World Assurance Co. Holdings AG (Switzerland)(a)	96,823	$3,914
Allstate Corp. (The)	37,645	2,604
Arch Capital Group Ltd.*	40,500	3,210
Argo Group International Holdings Ltd.	37,067	2,091
Endurance Specialty Holdings Ltd.	41,000	2,684
Hanover Insurance Group, Inc. (The)	50,638	3,819
Hartford Financial Services Group, Inc. (The)	115,186	4,932
XL Group Ltd.	232,900	7,832
Total		31,086

Life Sciences Tools & Services 1.93%

Agilent Technologies, Inc.	75,500	3,556
PerkinElmer, Inc.	57,000	3,198
Total		6,754

Machinery 3.20%

Ingersoll-Rand plc (Ireland)(a)	65,800	4,470
ITT, Inc.	65,027	2,331
Kennametal, Inc.	151,509	4,397
Total		11,198

Metals & Mining 0.73%

Steel Dynamics, Inc.	102,500	2,561

Multi-Utilities 2.31%

Sempra Energy	75,300	8,071

Oil, Gas & Consumable Fuels 8.88%

Cimarex Energy Co.	55,069	7,400
Concho Resources, Inc.*	34,646	4,759
Marathon Oil Corp.	310,000	4,901
Noble Energy, Inc.	219,344	7,839
Range Resources Corp.	65,325	2,531
Williams Cos., Inc. (The)	117,200	3,602
Total		31,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2016

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.26%

Mallinckrodt plc*	63,205	$4,410

Semiconductors & Semiconductor Equipment 2.50%

Micron Technology, Inc.*	111,900	1,990
ON Semiconductor Corp.*	261,900	3,227
Skyworks Solutions, Inc.	46,409	3,533
Total		8,750

Textiles, Apparel & Luxury Goods 1.33%

PVH Corp.	42,000	4,641
Total Common Stocks (cost $317,066,661)		346,105

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.61%

Repurchase Agreement

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $2,140,000 of U.S. Treasury Note at 1.625% due 7/31/2020; value: 2,196,175; proceeds: 2,148,359 (cost $2,148,354)	$2,148	2,148

Total Investments in Securities 99.64% (cost $319,215,015)		348,253

Cash and Other Assets in Excess of Liabilities 0.36%		1,259

Net Assets 100.00%		$349,512

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$346,105	$—	$—	$346,105
Repurchase Agreement	—	2,148	—	2,148
Total	$346,105	$2,148	$—	$348,253

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.35%

ASSET-BACKED SECURITIES 15.52%

Automobiles 7.09%

Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$15	$15,424
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	8	8,034
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	1	1,460
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	200	204,035
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	100	101,102
BMW Vehicle Owner Trust 2014-A A3	0.97%	11/26/2018	8	8,346
BMW Vehicle Owner Trust 2016-A A4	1.37%	12/25/2022	15	15,055
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	21	21,286
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	21	20,931
California Republic Auto Receivables Trust 2014-4 A3	Zero Coupon	1/15/2019	6	5,815
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	5	4,698
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	15	15,234
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	18	18,479
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	11	11,114
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	12	12,522
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	30	30,282
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	58	59,127
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	11	11,047
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	15	15,129
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	21	21,344
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	14	14,026
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	11	11,174
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	10	10,240
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	9	9,192
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	12	12,137
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	21	21,022
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	11	11,005
CarMax Auto Owner Trust 2013-1 C	1.54%	12/15/2018	5	5,009
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	2	1,685
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	21	21,039
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	2	2,433
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	43	43,044
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	43	43,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	$46	$46,279
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	13	12,849
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	3	3,048
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	42	42,224
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	11	11,163
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	63	63,720
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	9	8,732
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	3	3,026
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	5	5,073
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	25	25,471
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	22	22,788
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	58	58,828
Drive Auto Receivables Trust 2016-BA B†	2.56%	6/15/2020	20	20,189
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	20	20,367
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	41	41,908
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	20	20,276
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	47	47,030
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	11	11,250
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	7	6,647
Ford Credit Auto Lease Trust 2016-A A3	1.71%	4/15/2019	35	35,229
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	6	6,299
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	4	4,011
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72	72,117
Mercedes-Benz Auto Lease Trust 2016-A A3	1.52%	3/15/2019	43	43,202
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	114	114,035
NextGear Floorplan Master Owner Trust 2015-2A A†	2.38%	10/15/2020	100	99,839
Nissan Auto Receivables Owner Trust 2014-B A3	1.11%	5/15/2019	41	40,780
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	26	26,114
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	80	80,221
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	14	14,221
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	23	23,259
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	150	151,925
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	11	11,078
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	13	13,233
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	17	17,322
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	22	22,747
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	14	14,746
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	10	10,077
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	169	169,413
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	34	34,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	$29	$29,302
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	10	10,071
TCF Auto Receivables Owner Trust 2015-2A A2†	1.64%	1/15/2019	6	6,299
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	6	6,151
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	4	4,160
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	10	10,252
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%	11/15/2019	72	72,033
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	50	50,056
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	33	33,048
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	16	16,048
Total				2,518,063

Credit Cards 3.11%

Bank of America Credit Card Trust 2016-A1 A	0.914%#	10/15/2021	48	48,183
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	100	100,465
Capital One Multi-Asset Execution Trust 2015-A3	0.908%#	3/15/2023	50	50,232
Capital One Multi-Asset Execution Trust 2015-A5	1.60%	5/17/2021	28	28,237
Capital One Multi-Asset Execution Trust 2016-A1	0.974%#	2/15/2022	74	74,492
Chase Issuance Trust 2015-A5	1.36%	4/15/2020	145	145,609
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	100	100,057
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	145	147,537
Discover Card Execution Note Trust 2016-A2	1.064%#	9/15/2021	100	100,869
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	100	100,206
First National Master Note Trust 2015-1 A	1.294%#	9/15/2020	3	3,020
Synchrony Credit Card Master Note Trust 2012-2 A	2.22%	1/15/2022	100	101,808
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	100	101,771
Total				1,102,486

Other 5.32%

Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	100	100,381
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	17	17,074
Ascentium Equipment Receivables Trust 2016-1A A2†	1.75%	11/13/2018	63	63,380
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	11	11,140
CNH Equipment Trust 2016-B A4	1.97%	11/15/2021	6	6,085
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	100	100,492
Dell Equipment Finance Trust 2016-1 B†	2.03%	7/22/2021	100	100,678
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	87	87,355
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%	8/15/2019	15	15,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

MMAF Equipment Finance LLC 2016-AA A2†	1.39%		12/17/2018	$100		$100,201
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	35		34,908
Nomura CRE CDO Ltd. 2007-2A A2†	1.091	%#	5/21/2042	71		71,039
Oaktree EIF I Ltd. 2015-A1 A†	2.299	%#	10/18/2027	250		251,038
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.20	%#	4/15/2026	250		250,214
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	107		107,513
OZLM VIII Ltd. 2014-8A A1A†	2.119	%#	10/17/2026	250		249,917
SLM Private Education Loan Trust 2012-A A1†	1.924	%#	8/15/2025	9		8,990
SLM Private Education Loan Trust 2013-B A1†	1.174	%#	7/15/2022	25		25,233
Taco Bell Funding LLC 2016-1A A2I†	3.832%		5/25/2046	25		25,420
Tryon Park CLO Ltd. 2013-1A A1†	1.80	%#	7/15/2025	250		249,302
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	0.912	%#	7/20/2019	15		14,998
Total						1,890,401
Total Asset-Backed Securities (cost $5,481,314)						5,510,950

				Shares (000)
COMMON STOCK 0.00%

Oil

Templar Energy LLC Class A (cost $728)				—	(a)	528

	Interest Rate		Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 0.07%

Oil 0.02%

Chesapeake Energy Corp.	2.50%		5/15/2037	$6		6,022

Retail 0.05%

Restoration Hardware Holdings, Inc.†	Zero Coupon		6/15/2019	22		19,085
Total Convertible Bonds (cost $24,212)						$25,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 51.21%

Aerospace/Defense 0.44%

BAE Systems plc (United Kingdom)†(b)	3.50%	10/11/2016	$5	$5,002
Harris Corp.	1.999%	4/27/2018	60	60,365
Harris Corp.	4.25%	10/1/2016	65	65,000
Litton Industries, Inc.	6.75%	4/15/2018	10	10,783
TransDigm, Inc.	7.50%	7/15/2021	13	13,788
Total				154,938

Air Transportation 0.03%

Air Canada (Canada)†(b)	8.75%	4/1/2020	5	5,413
Continental Airlines 2012-1 Class B Pass Through Trust	6.25%	4/11/2020	3	3,736
Total				9,149

Auto Parts: Original Equipment 0.20%

Accuride Corp.	9.50%	8/1/2018	18	18,090
BorgWarner, Inc.	5.75%	11/1/2016	8	8,020
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	20	19,675
Titan International, Inc.	6.875%	10/1/2020	25	23,688
Total				69,473

Automotive 3.40%

Ford Motor Credit Co. LLC	6.625%	8/15/2017	350	365,347
General Motors Co.	3.50%	10/2/2018	31	31,972
General Motors Financial Co., Inc.	2.40%	5/9/2019	26	26,163
General Motors Financial Co., Inc.	3.10%	1/15/2019	80	81,591
General Motors Financial Co., Inc.	3.20%	7/13/2020	70	71,739
General Motors Financial Co., Inc.	3.25%	5/15/2018	5	5,090
General Motors Financial Co., Inc.	4.75%	8/15/2017	12	12,327
Hyundai Capital America†	2.40%	10/30/2018	15	15,216
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	200	199,615
Volkswagen International Finance NV (Netherlands)†(b)	1.60%	11/20/2017	400	398,685
Total				1,207,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 7.26%

Associated Banc-Corp.	2.75%	11/15/2019	$25	$25,510
Bank of America Corp.	5.49%	3/15/2019	200	216,338
Bank of America Corp.	5.625%	7/1/2020	53	59,546
Bank of America Corp.	5.65%	5/1/2018	50	53,058
Bank of America Corp.	7.625%	6/1/2019	165	189,472
Capital One Financial Corp.	5.25%	2/21/2017	5	5,074
Citigroup, Inc.	1.80%	2/5/2018	20	20,057
Citigroup, Inc.	2.05%	12/7/2018	13	13,105
Citigroup, Inc.	2.35%	8/2/2021	48	48,242
Citigroup, Inc.	2.65%	10/26/2020	89	91,000
Citigroup, Inc.	8.50%	5/22/2019	39	45,532
Commonwealth Bank of Australia (Australia)†(b)	1.375%	9/6/2018	65	64,948
Goldman Sachs Group, Inc. (The)	2.35%	11/15/2021	41	40,954
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	25	29,072
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	8	8,443
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	19	21,628
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	10	10,655
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	55	62,199
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018	200	214,259
Huntington Bancshares, Inc.	2.60%	8/2/2018	41	41,682
Huntington Bancshares, Inc.	3.15%	3/14/2021	10	10,377
Huntington Bancshares, Inc.	7.00%	12/15/2020	13	15,123
JPMorgan Chase & Co.	2.295%	8/15/2021	38	38,104
Lloyds Bank plc (United Kingdom)(b)	9.875%#	12/16/2021	125	127,399
Macquarie Bank Ltd. (Australia)†(b)	1.364%#	10/27/2017	150	150,016
Macquarie Bank Ltd. (Australia)†(b)	1.60%	10/27/2017	50	50,084
Morgan Stanley	2.80%	6/16/2020	11	11,294
Morgan Stanley	7.30%	5/13/2019	250	284,298
National City Corp.	6.875%	5/15/2019	47	52,974
Popular, Inc.	7.00%	7/1/2019	42	43,470
Royal Bank of Scotland NV (The) (Netherlands)(b)	4.65%	6/4/2018	14	14,384
Royal Bank of Scotland plc (The) (United Kingdom)(b)	9.50%#	3/16/2022	90	92,957
Santander UK Group Holdings plc (United Kingdom)(b)	2.875%	10/16/2020	41	41,393
Santander UK Group Holdings plc (United Kingdom)(b)	3.125%	1/8/2021	7	7,139
Santander UK plc (United Kingdom)(b)	1.65%	9/29/2017	3	3,003
Santander UK plc (United Kingdom)(b)	2.00%	8/24/2018	10	10,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Santander UK plc (United Kingdom)(b)	2.50%	3/14/2019	$38	$38,580
Santander UK plc (United Kingdom)(b)	3.05%	8/23/2018	15	15,370
SVB Financial Group	5.375%	9/15/2020	5	5,562
Synovus Financial Corp.	7.875%	2/15/2019	65	72,231
UBS Group Funding Jersey Ltd. (Jersey)†(b)	2.95%	9/24/2020	200	205,076
Wells Fargo & Co.	2.55%	12/7/2020	6	6,121
Wells Fargo & Co.	2.60%	7/22/2020	23	23,479
Total				2,579,248

Beverages 0.18%

Beam Suntory, Inc.	1.75%	6/15/2018	2	2,005
Innovation Ventures LLC/Innovation Ventures Finance Corp.†	9.50%	8/15/2019	58	61,132
Total				63,137

Building Materials 0.26%

Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	5	5,153
Martin Marietta Materials, Inc.	1.938%#	6/30/2017	53	53,134
Martin Marietta Materials, Inc.	6.60%	4/15/2018	12	12,783
Owens Corning	9.00%	6/15/2019	3	3,506
Standard Industries, Inc.†	5.125%	2/15/2021	5	5,275
Vulcan Materials Co.	7.50%	6/15/2021	10	12,175
Total				92,026

Business Services 0.86%

APX Group, Inc.	6.375%	12/1/2019	23	23,546
Chicago Parking Meters LLC†	5.489%	12/30/2020	20	21,415
ERAC USA Finance LLC†	6.375%	10/15/2017	7	7,337
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	21	20,685
Verisk Analytics, Inc.	4.875%	1/15/2019	17	18,113
Western Union Co. (The)	2.875%	12/10/2017	100	101,464
Western Union Co. (The)	3.35%	5/22/2019	75	76,892
Western Union Co. (The)	3.65%	8/22/2018	27	27,857
Western Union Co. (The)	5.93%	10/1/2016	10	10,000
Total				307,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.92%

Albemarle Corp.	3.00%	12/1/2019	$5	$5,162
Blue Cube Spinco, Inc.†	9.75%	10/15/2023	82	96,760
Celanese US Holdings LLC	5.875%	6/15/2021	40	46,055
Cytec Industries, Inc.	8.95%	7/1/2017	50	52,253
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	7	6,882
RPM International, Inc.	6.50%	2/15/2018	25	26,525
Westlake Chemical Corp.†	4.625%	2/15/2021	46	48,185
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	40	45,805
Total				327,627

Computer Hardware 0.94%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	3.48%	6/1/2019	62	63,805
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	4.42%	6/15/2021	123	128,684
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	5.875%	6/15/2021	25	26,572
Hewlett Packard Enterprise Co.†	2.45%	10/5/2017	19	19,157
Hewlett Packard Enterprise Co.†	2.594%#	10/5/2017	25	25,192
Hewlett Packard Enterprise Co.†	2.85%	10/5/2018	55	56,066
Leidos Holdings, Inc.	4.45%	12/1/2020	11	11,492
NetApp, Inc.	2.00%	12/15/2017	2	2,005
Total				332,973

Computer Software 0.88%

Activision Blizzard, Inc.†	5.625%	9/15/2021	155	161,729
Activision Blizzard, Inc.†	6.125%	9/15/2023	14	15,390
Change Healthcare Holdings, Inc.	11.00%	12/31/2019	39	41,057
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	13	13,215
Fidelity National Information Services, Inc.	2.85%	10/15/2018	32	32,856
Fidelity National Information Services, Inc.	5.00%	3/15/2022	2	2,072
First Data Corp.†	6.75%	11/1/2020	25	25,880
Rackspace Hosting, Inc.†	6.50%	1/15/2024	18	19,845
Total				312,044

Construction/Homebuilding 0.12%

Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	5	5,200
William Lyon Homes, Inc.	8.50%	11/15/2020	35	36,750
Total				41,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 0.15%

DH Services Luxembourg Sarl (Luxembourg)†(b)	7.75%	12/15/2020	$50	$52,375

Drugs 1.89%

Actavis Funding SCS (Luxembourg)(b)	2.35%	3/12/2018	10	10,107
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	36	36,113
Forest Laboratories LLC†	4.375%	2/1/2019	186	196,045
Forest Laboratories LLC†	5.00%	12/15/2021	20	22,408
Mylan NV†	3.00%	12/15/2018	14	14,316
Mylan NV†	3.15%	6/15/2021	16	16,318
Mylan NV†	3.75%	12/15/2020	25	26,134
Mylan, Inc.	1.35%	11/29/2016	29	29,016
Mylan, Inc.	2.55%	3/28/2019	47	47,625
Mylan, Inc.	2.60%	6/24/2018	88	89,284
NBTY, Inc.†	7.625%	5/15/2021	14	14,347
Shire Acquisitions Investments Ireland DAC (Ireland)(b)	1.90%	9/23/2019	53	53,011
Zoetis, Inc.	1.875%	2/1/2018	117	117,407
Total				672,131

Electric: Power 2.52%

American Electric Power Co., Inc.	1.65%	12/15/2017	10	10,022
Dominion Resources, Inc.	2.962%	7/1/2019	37	38,002
Dominion Resources, Inc.	4.104%	4/1/2021	33	35,379
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	10	11,590
Emera US Finance LP†	2.15%	6/15/2019	4	4,046
Entergy Corp.	4.70%	1/15/2017	40	40,253
Exelon Generation Co. LLC	2.95%	1/15/2020	35	36,101
Exelon Generation Co. LLC	4.00%	10/1/2020	21	22,448
Exelon Generation Co. LLC	5.20%	10/1/2019	1	1,099
Exelon Generation Co. LLC	6.20%	10/1/2017	50	52,224
ITC Holdings Corp.†	6.05%	1/31/2018	75	79,049
Jersey Central Power & Light Co.	7.35%	2/1/2019	95	105,987
Metropolitan Edison Co.	7.70%	1/15/2019	11	12,360
Origin Energy Finance Ltd. (Australia)†(b)	3.50%	10/9/2018	200	203,764
Pennsylvania Electric Co.	5.20%	4/1/2020	11	11,902
Pennsylvania Electric Co.	6.05%	9/1/2017	4	4,156
PPL Capital Funding, Inc.	1.90%	6/1/2018	76	76,323
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	5	5,575
Progress Energy, Inc.	7.05%	3/15/2019	4	4,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Public Service Co. of New Mexico	7.95%	5/15/2018	$19	$20,874
TECO Finance, Inc.	5.15%	3/15/2020	7	7,708
TECO Finance, Inc.	6.572%	11/1/2017	7	7,384
West Penn Power Co.†	5.95%	12/15/2017	100	104,656
Total				895,419

Electrical Equipment 0.29%

KLA-Tencor Corp.	2.375%	11/1/2017	20	20,141
KLA-Tencor Corp.	3.375%	11/1/2019	46	47,689
NVIDIA Corp.	2.20%	9/16/2021	36	36,151
Total				103,981

Electronics 0.07%

Jabil Circuit, Inc.	8.25%	3/15/2018	22	24,034

Engineering & Contracting Services 0.04%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	13	12,935

Entertainment 0.37%

CCM Merger, Inc.†	9.125%	5/1/2019	27	28,254
Churchill Downs, Inc.†	5.375%	12/15/2021	6	6,270
Isle of Capri Casinos, Inc.	8.875%	6/15/2020	20	21,150
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	27	29,194
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	24	24,122
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	6.125%	8/15/2021	5	5,175
Seminole Tribe of Florida, Inc.†	7.804%	10/1/2020	3	3,030
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	14	15,330
Total				132,525

Environmental Services 0.11%

Advanced Disposal Services, Inc.	8.25%	10/1/2020	37	38,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 4.02%

Air Lease Corp.	5.625%	4/1/2017	$222	$226,059
Alliance Data Systems Corp.†	6.375%	4/1/2020	32	32,720
Bear Stearns Cos. LLC (The)	6.40%	10/2/2017	14	14,666
Bear Stearns Cos. LLC (The)	7.25%	2/1/2018	39	41,890
CIT Group, Inc.	4.25%	8/15/2017	28	28,560
CIT Group, Inc.†	5.50%	2/15/2019	111	117,799
Discover Financial Services	6.45%	6/12/2017	68	70,198
E*TRADE Financial Corp.	5.375%	11/15/2022	52	55,445
International Lease Finance Corp.	5.875%	4/1/2019	40	42,950
International Lease Finance Corp.	6.25%	5/15/2019	98	106,452
International Lease Finance Corp.†	7.125%	9/1/2018	36	39,375
International Lease Finance Corp.	8.25%	12/15/2020	30	35,700
International Lease Finance Corp.	8.875%	9/1/2017	7	7,429
Jefferies Group LLC	8.50%	7/15/2019	98	112,888
Lazard Group LLC	4.25%	11/14/2020	59	63,319
Lazard Group LLC	6.85%	6/15/2017	6	6,192
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020	75	82,978
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	43	43,912
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	27	28,384
Navient Corp.	4.875%	6/17/2019	65	64,919
Navient Corp.	5.50%	1/15/2019	42	42,735
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	54	56,430
NFP Corp.†	9.00%	7/15/2021	9	9,280
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	27	27,776
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	68	69,084
Total				1,427,140

Food 0.68%

Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	20	19,925
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	25	25,187
Grupo Bimbo SAB de CV (Mexico)†(b)	4.875%	6/30/2020	100	108,543
JBS USA LUX SA/JBS USA Finance, Inc. †	7.25%	6/1/2021	77	79,984
JBS USA LUX SA/JBS USA Finance, Inc.†	8.25%	2/1/2020	6	6,218
Total				239,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.42%

Boston Scientific Corp.	6.00%	1/15/2020	$28	$31,655
Life Technologies Corp.	6.00%	3/1/2020	22	24,620
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	16	16,113
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	75	76,699
Total				149,087

Health Care Services 0.13%

Anthem, Inc.	2.25%	8/15/2019	5	5,068
DaVita, Inc.	5.75%	8/15/2022	19	19,974
Tenet Healthcare Corp.	8.00%	8/1/2020	22	22,275
Total				47,317

Household Equipment/Products 0.08%

Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	25	25,531
Newell Brands, Inc.	6.25%	4/15/2018	2	2,135
Total				27,666

Insurance 0.71%

HUB International Ltd.†	9.25%	2/15/2021	30	31,365
Kemper Corp.	6.00%	5/15/2017	25	25,678
Lincoln National Corp.	8.75%	7/1/2019	32	37,689
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	100	103,115
Trinity Acquisition plc (United Kingdom)(b)	3.50%	9/15/2021	20	20,869
Willis North America, Inc.	6.20%	3/28/2017	34	34,745
Total				253,461

Leasing 0.51%

Aviation Capital Group Corp.†	2.875%	9/17/2018	20	20,275
Aviation Capital Group Corp.†	4.625%	1/31/2018	7	7,262
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	7	7,107
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	17	17,337
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	63	65,249
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	4	4,102
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	60	60,828
Total				182,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.35%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	$25	$26,938
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	10	10,301
Hyatt Hotels Corp.†	6.875%	8/15/2019	50	57,117
Starwood Hotels & Resorts Worldwide LLC	6.75%	5/15/2018	5	5,408
Station Casinos LLC	7.50%	3/1/2021	23	24,350
Total				124,114

MACHINERY: AGRICULTURAL 0.21%

Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	69	73,548

Machinery: Industrial/Specialty 0.25%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	21	22,103
CNH Industrial Capital LLC	6.25%	11/1/2016	50	50,159
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	17	17,765
Total				90,027

Manufacturing 0.18%

Pentair Finance SA (Luxembourg)(b)	1.875%	9/15/2017	52	52,132
Smith & Wesson Holding Corp.†	5.00%	7/15/2018	5	5,053
Textron, Inc.	5.60%	12/1/2017	7	7,317
Total				64,502

Media 1.42%

Block Communications, Inc.†	7.25%	2/1/2020	22	22,660
Cox Communications, Inc.†	5.875%	12/1/2016	33	33,232
Cox Communications, Inc.†	6.25%	6/1/2018	5	5,328
Cox Communications, Inc.†	9.375%	1/15/2019	45	52,045
Discovery Communications LLC	5.625%	8/15/2019	23	25,223
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	25	26,281
Scripps Networks Interactive, Inc.	2.75%	11/15/2019	15	15,412
Sirius XM Radio, Inc.†	5.25%	8/15/2022	50	53,062
Sky plc (United Kingdom)†(b)	9.50%	11/15/2018	3	3,477
Thomson Reuters Corp.	1.65%	9/29/2017	5	5,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Time Warner Cable LLC	8.25%	4/1/2019	$10	$11,521
Time Warner Cable LLC	8.75%	2/14/2019	6	6,923
Univision Communications, Inc.†	8.50%	5/15/2021	63	65,224
Viacom, Inc.	2.20%	4/1/2019	30	30,084
Viacom, Inc.	2.75%	12/15/2019	55	55,909
Viacom, Inc.	3.50%	4/1/2017	10	10,091
Viacom, Inc.	6.125%	10/5/2017	39	40,727
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020	40	41,550
Total				503,763

Metals & Minerals: Miscellaneous 1.13%

Barrick Gold Corp. (Canada)(b)	6.95%	4/1/2019	2	2,234
Barrick North America Finance LLC	4.40%	5/30/2021	32	35,090
Barrick PD Australia Finance Pty Ltd. (Australia)(b)	4.95%	1/15/2020	2	2,158
Eldorado Gold Corp. (Canada)†(b)	6.125%	12/15/2020	23	23,276
Glencore Finance Canada Ltd. (Canada)†(b)	2.70%	10/25/2017	60	60,106
Glencore Finance Canada Ltd. (Canada)†(b)	3.60%	1/15/2017	4	4,005
Glencore Finance Canada Ltd. (Canada)†(b)	4.95%	11/15/2021	15	15,882
Glencore Funding LLC†	2.04%#	1/15/2019	71	70,645
Goldcorp, Inc. (Canada)(b)	2.125%	3/15/2018	9	9,032
Goldcorp, Inc. (Canada)(b)	3.625%	6/9/2021	40	42,207
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	59	60,918
Teck Resources Ltd. (Canada)(b)	4.50%	1/15/2021	40	39,600
Teck Resources Ltd. (Canada)†(b)	8.00%	6/1/2021	6	6,540
Thompson Creek Metals Co., Inc.	9.75%	12/1/2017	14	14,149
Thompson Creek Metals Co., Inc.	12.50%	5/1/2019	16	17,010
Total				402,852

Natural Gas 0.66%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	10	10,809
CenterPoint Energy Resources Corp.	6.00%	5/15/2018	5	5,311
CenterPoint Energy Resources Corp.	6.125%	11/1/2017	105	109,968
CenterPoint Energy, Inc.	5.95%	2/1/2017	50	50,747
Sempra Energy	6.15%	6/15/2018	30	32,264
Sempra Energy	9.80%	2/15/2019	18	21,321
Spire, Inc.	1.567%#	8/15/2017	5	4,987
Total				235,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 6.29%

Anadarko Holding Co.	7.05%	5/15/2018	$4	$4,241
Anadarko Petroleum Corp.	6.375%	9/15/2017	25	26,070
Anadarko Petroleum Corp.	6.95%	6/15/2019	63	69,747
Anadarko Petroleum Corp.	8.70%	3/15/2019	82	93,416
Bill Barrett Corp.	7.00%	10/15/2022	12	9,210
Canadian Natural Resources Ltd. (Canada)(b)	1.75%	1/15/2018	43	42,953
Canadian Natural Resources Ltd. (Canada)(b)	5.70%	5/15/2017	110	112,588
Canadian Natural Resources Ltd. (Canada)(b)	5.90%	2/1/2018	2	2,099
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	10	9,950
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	63	65,362
Cenovus Energy, Inc. (Canada)(b)	5.70%	10/15/2019	35	37,596
Cimarex Energy Co.	5.875%	5/1/2022	24	25,136
Clayton Williams Energy, Inc.	7.75%	4/1/2019	10	9,825
CNOOC Finance 2013 Ltd. (Hong Kong)(b)	1.75%	5/9/2018	200	200,416
Concho Resources, Inc.	6.50%	1/15/2022	24	24,960
ConocoPhillips	6.00%	1/15/2020	21	23,699
ConocoPhillips	6.65%	7/15/2018	100	108,812
Continental Resources, Inc.	7.125%	4/1/2021	116	119,842
Continental Resources, Inc.	7.375%	10/1/2020	60	61,950
Delek & Avner Tamar Bond Ltd. (Israel)†(b)	2.803%	12/30/2016	100	100,120
Denbury Resources, Inc.	5.50%	5/1/2022	29	20,953
Devon Energy Corp.	1.39%#	12/15/2016	34	33,959
Devon Energy Corp.	4.00%	7/15/2021	2	2,089
Diamondback Energy, Inc.	7.625%	10/1/2021	27	28,637
Encana Corp. (Canada)(b)	6.50%	5/15/2019	30	32,472
Eni SpA (Italy)†(b)	4.15%	10/1/2020	100	105,802
EOG Resources, Inc.	5.625%	6/1/2019	6	6,576
Gulfport Energy Corp.	7.75%	11/1/2020	42	43,785
Hess Corp.	1.30%	6/15/2017	50	50,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	52	53,495
Marathon Petroleum Corp.	3.40%	12/15/2020	10	10,402
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	41	33,671
Newfield Exploration Co.	5.75%	1/30/2022	31	32,163
Noble Energy, Inc.	5.625%	5/1/2021	69	71,951
Permian Resources LLC†	13.00%	11/30/2020	8	9,340
Petroleos Mexicanos (Mexico)†(b)	5.50%	2/4/2019	65	68,705
Petroleos Mexicanos (Mexico)(b)	5.75%	3/1/2018	50	52,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Pioneer Natural Resources Co.	6.65%	3/15/2017	$22	$22,506
Pioneer Natural Resources Co.	6.875%	5/1/2018	46	49,434
Pioneer Natural Resources Co.	7.50%	1/15/2020	4	4,631
Precision Drilling Corp. (Canada)(b)	6.625%	11/15/2020	37	34,503
Range Resources Corp.†	5.75%	6/1/2021	29	29,508
Range Resources Corp.†	5.875%	7/1/2022	50	50,750
Sanchez Energy Corp.	6.125%	1/15/2023	11	8,883
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	11	11,495
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	42	44,888
SM Energy Co.	6.125%	11/15/2022	6	6,030
SM Energy Co.	6.50%	11/15/2021	33	33,908
SM Energy Co.	6.50%	1/1/2023	2	2,030
Suncor Energy, Inc. (Canada)(b)	6.10%	6/1/2018	15	16,118
Valero Energy Corp.	6.125%	6/15/2017	25	25,890
Valero Energy Corp.	9.375%	3/15/2019	76	89,519
Total				2,234,685

Oil: Crude Producers 5.31%

Buckeye Partners LP	2.65%	11/15/2018	59	59,619
Buckeye Partners LP	6.05%	1/15/2018	31	32,560
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	110	110,700
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	46	47,717
DCP Midstream LLC†	9.75%	3/15/2019	31	34,588
Enbridge Energy Partners LP	4.375%	10/15/2020	84	88,670
Enbridge Energy Partners LP	6.50%	4/15/2018	20	21,226
Enbridge Energy Partners LP	9.875%	3/1/2019	32	37,283
Energy Transfer Partners LP	2.50%	6/15/2018	6	6,042
Energy Transfer Partners LP	4.65%	6/1/2021	40	42,533
Energy Transfer Partners LP	9.00%	4/15/2019	84	95,970
Energy Transfer Partners LP	9.70%	3/15/2019	42	48,213
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	13	13,796
Enterprise Products Operating LLC	6.30%	9/15/2017	30	31,355
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	58	63,711
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	29	32,915
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	125	129,297
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.†	5.50%	5/15/2022	28	29,139
Holly Energy Partners LP/Holly Energy Finance Corp.	6.50%	3/1/2020	25	25,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Kinder Morgan Energy Partners LP	5.95%	2/15/2018	$11	$11,572
Kinder Morgan Energy Partners LP	6.50%	4/1/2020	75	84,268
Kinder Morgan, Inc.	7.25%	6/1/2018	23	24,844
Magellan Midstream Partners LP	5.65%	10/15/2016	42	42,047
Magellan Midstream Partners LP	6.55%	7/15/2019	69	77,337
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	33	34,650
ONEOK Partners LP	2.00%	10/1/2017	31	31,032
Panhandle Eastern Pipeline Co. LP	6.20%	11/1/2017	6	6,233
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	45	46,499
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	79	81,754
Rockies Express Pipeline LLC†	6.00%	1/15/2019	37	39,035
Rockies Express Pipeline LLC†	6.85%	7/15/2018	7	7,402
Sabine Pass LNG LP	6.50%	11/1/2020	89	92,171
Spectra Energy Capital LLC	6.20%	4/15/2018	2	2,116
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	125	130,781
Texas Eastern Transmission LP†	6.00%	9/15/2017	14	14,549
TransCanada PipeLines Ltd. (Canada)(b)	1.875%	1/12/2018	4	4,017
TransCanada PipeLines Ltd. (Canada)(b)	6.50%	8/15/2018	1	1,088
TransCanada PipeLines Ltd. (Canada)(b)	7.125%	1/15/2019	25	27,846
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	11	11,140
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	158	164,053
Total				1,885,674

Oil: Integrated Domestic 1.49%

Cameron International Corp.	1.40%	6/15/2017	4	4,001
FMC Technologies, Inc.	2.00%	10/1/2017	75	74,727
Halliburton Co.	3.25%	11/15/2021	31	32,314
Halliburton Co.	6.15%	9/15/2019	3	3,361
National Oilwell Varco, Inc.	1.35%	12/1/2017	250	249,019
SESI LLC	6.375%	5/1/2019	46	45,885
Weatherford International Ltd.	7.75%	6/15/2021	23	22,856
Weatherford International Ltd.	9.625%	3/1/2019	88	96,580
Total				528,743

Paper & Forest Products 0.16%

Georgia-Pacific LLC†	5.40%	11/1/2020	49	55,461
International Paper Co.	9.375%	5/15/2019	2	2,379
Total				57,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 3.52%

American Tower Corp.	7.25%	5/15/2019	$32	$35,925
Brandywine Operating Partnership LP	4.95%	4/15/2018	6	6,261
Brandywine Operating Partnership LP	5.70%	5/1/2017	55	56,211
DDR Corp.	4.75%	4/15/2018	25	25,964
DDR Corp.	7.50%	4/1/2017	31	31,913
DDR Corp.	7.50%	7/15/2018	5	5,479
Digital Realty Trust LP	3.40%	10/1/2020	20	20,862
Digital Realty Trust LP	5.875%	2/1/2020	47	52,247
DuPont Fabros Technology LP	5.875%	9/15/2021	25	26,172
EPR Properties	7.75%	7/15/2020	91	106,312
First Industrial LP	7.50%	12/1/2017	50	53,057
HCP, Inc.	2.625%	2/1/2020	7	7,106
HCP, Inc.	3.75%	2/1/2019	21	21,751
HCP, Inc.	5.375%	2/1/2021	6	6,728
HCP, Inc.	5.625%	5/1/2017	75	76,771
HCP, Inc.	6.00%	1/30/2017	56	56,806
HCP, Inc.	6.70%	1/30/2018	16	17,076
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	2	2,274
Hospitality Properties Trust	6.70%	1/15/2018	5	5,195
Kilroy Realty LP	4.80%	7/15/2018	25	26,147
Kilroy Realty LP	6.625%	6/1/2020	50	57,384
Liberty Property LP	5.50%	12/15/2016	10	10,082
Mack-Cali Realty LP	2.50%	12/15/2017	200	201,039
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022	8	8,370
National Retail Properties, Inc.	6.875%	10/15/2017	10	10,529
SL Green Realty Corp.	5.00%	8/15/2018	8	8,357
SL Green Realty Corp.	7.75%	3/15/2020	16	18,640
VEREIT Operating Partnership LP	3.00%	2/6/2019	118	119,902
VEREIT Operating Partnership LP	4.125%	6/1/2021	10	10,375
Vornado Realty LP	2.50%	6/30/2019	35	35,516
Welltower, Inc.	2.25%	3/15/2018	75	75,686
Welltower, Inc.	4.125%	4/1/2019	7	7,365
Weyerhaeuser Co.	6.95%	8/1/2017	41	42,732
Weyerhaeuser Co.	7.375%	10/1/2019	2	2,301
Total				1,248,535

Retail 0.32%

Jo-Ann Stores LLC†	8.125%	3/15/2019	38	38,095
Macy’s Retail Holdings, Inc.	7.45%	7/15/2017	5	5,234
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	25	21,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Rite Aid Corp.	9.25%	3/15/2020	$9	$9,506
Serta Simmons Bedding LLC†	8.125%	10/1/2020	39	40,828
Total				114,663

Retail: Specialty 0.07%

Elizabeth Arden, Inc.	7.375%	3/15/2021	25	25,906

Steel 0.02%

Nucor Corp.	5.75%	12/1/2017	5	5,207
Nucor Corp.	5.85%	6/1/2018	2	2,138
Total				7,345

Technology 0.97%

Baidu, Inc. (China)(b)	3.25%	8/6/2018	200	205,418
eBay, Inc.	1.237%#	8/1/2019	75	74,678
Expedia, Inc.	7.456%	8/15/2018	58	63,895
Symantec Corp.	2.75%	6/15/2017	2	2,013
Total				346,004

Telecommunications 1.15%

Frontier Communications Corp.	8.50%	4/15/2020	5	5,425
Frontier Communications Corp.	8.875%	9/15/2020	79	85,517
Frontier Communications Corp.	9.25%	7/1/2021	57	61,631
GTE Corp.	6.84%	4/15/2018	40	42,632
T-Mobile USA, Inc.	6.464%	4/28/2019	54	55,080
T-Mobile USA, Inc.	6.625%	11/15/2020	19	19,546
Telefonica Emisiones SAU (Spain)(b)	6.221%	7/3/2017	87	90,068
Windstream Services LLC	7.75%	10/1/2021	29	29,073
Windstream Services LLC	7.75%	10/15/2020	19	19,428
Total				408,400

Toys 0.01%

Mattel, Inc.	1.70%	3/15/2018	2	2,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 0.15%

Florida East Coast Holdings Corp.†	6.75%	5/1/2019		$44	$45,320
Norfolk Southern Railway Co.	9.75%	6/15/2020		3	3,827
Ryder System, Inc.	5.85%	11/1/2016		3	3,012
Total					52,159

Wholesale 0.07%

Ingram Micro, Inc.	5.25%	9/1/2017		25	25,726
Total Corporate Bonds (cost $18,006,759)					18,188,503

FLOATING RATE LOANS(c) 5.17%

Auto Parts: Original Equipment 0.08%

Allison Transmission, Inc. Term Loan B3	3.25%	8/23/2019		9	8,582
MPG Holdco I, Inc. 2015 Term Loan B1	3.75%	10/20/2021		19	18,996
Total					27,578

Business Services 0.04%

Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021		13	12,974

Chemicals 0.12%

Huntsman International, LLC 2016 Term Loan B	4.25%	4/1/2023		15	15,049
INEOS US Finance LLC Cash Dollar Term Loan	3.75%	5/4/2018		28	27,964
Total					43,013

Computer Software 0.28%

Activision Blizzard, Inc. Term Loan	— (d)	10/13/2020		28	28,070
First Data Corp. 2022 Dollar Term Loan	4.275%	7/8/2022		72	72,500
Total					100,570

Containers 0.74%

Ball Corp. EUR Term Loan A(e)	2.284%	3/18/2021	EUR	25	28,119
Ball Corp. USD Term Loan A	2.284%	3/18/2021		$75	74,953
Owens llinois, Inc. Facility Term Loan B	3.50%	9/1/2022		6	5,865
Owens llinois, Inc. Term Loan A	2.247%	4/22/2020		34	33,336
WestRock Co. Closing Date Term Loan	— (d)	7/1/2020		122	121,614
Total					263,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.04%

Dayton Power & Light Co. (The) Term Loan	4.00%	8/24/2022	$8	$8,105
Moxie Liberty LLC Construction Term Loan B1	7.50%	8/21/2020	5	4,908
Total				13,013

Electrical Equipment 0.39%

Avago Technologies Cayman Ltd. Term Loan B3	3.524%	2/1/2023	61	62,197
Avago Technologies Cayman Ltd. Tranche A Advance Term Loan	2.274%	2/1/2021	49	49,017
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(b)	3.00%	10/14/2021	26	25,900
Total				137,114

Entertainment 0.06%

Kasima LLC Term Loan	3.25%	5/17/2021	20	20,185

Food 0.13%

Amplify Snack Brands, Inc. Term Loan	6.50%	9/2/2023	16	15,910
Dole Food Co., Inc. Tranche B Term Loan	4.50%	11/1/2018	16	15,982
Supervalu, Inc. New Term Loan	5.50%	3/21/2019	14	14,029
Total				45,921

Gaming 0.22%

Seminole Tribe of Florida Initial Term Loan	3.088%	4/29/2020	78	78,269

Health Care Products 0.25%

Medtronic, Inc. Term Loan	1.409%	1/26/2018	75	74,672
Zimmer Holdings, Inc. Term Loan	1.892%	5/29/2019	14	14,346
Total				89,018

Health Care Services 0.06%

Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	2.137%	10/30/2019	4	4,029
Laboratory Corp. of America Holdings Term Loan	1.784%	12/19/2019	19	19,024
Total				23,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.35%

Dell, Inc. LLC Term Loan A2	2.79%	9/7/2021	$127	$124,857

Lodging 0.45%

Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	159	160,480

Manufacturing 0.15%

Tyco International Holding sarl Term Loan (Luxembourg)(b)	2.214%	9/10/2019	54	53,325

Media 0.34%

AMC Networks, Inc. Term Loan A	2.017%	12/31/2019	77	76,643
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	45	45,596
Total				122,239

Miscellaneous 0.17%

Harris Corp. 3 Year Tranche Term Loan	2.03%	3/16/2018	40	40,181
Harris Corp. 5 Year Tranche Term Loan	2.03%	3/16/2020	19	18,617
Total				58,798

Oil 0.26%

Callon Petroleum Co. 2nd Lien Term Loan	8.50%	10/8/2021	8	8,118
Chesapeake Energy Corp. Class A Term Loan	8.50%	8/23/2021	22	23,155
Noble Energy, Inc. Initial Term Loan	1.71%	1/6/2019	60	59,438
Total				90,711

Real Estate Investment Trusts 0.23%

American Tower Corp. Term Loan	1.25%	1/29/2021	82	80,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.47%

BJ’s Wholesale Club, Inc. 2013 1st Lien Replacement Loan	4.50%	9/26/2019	$19	$18,972
J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	39	30,993
Michaels Stores, Inc. 2016 Replacement Term Loan B1	3.75%	1/30/2023	21	21,044
PVH Corp. Tranche A Term Loan	2.035%	5/19/2021	63	63,335
Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	18	18,063
Yum! Brands Inc. 1st Lien Term Loan B	3.281%	6/16/2023	15	15,107
Total				167,514

Technology 0.05%

Zayo Group LLC 2021 Term Loan	3.75%	5/6/2021	18	18,114

Telecommunications 0.29%

AT&T, Inc. Tranche A Advance Term Loan	1.839%	3/2/2018	4	3,637
Verizon Communications Inc. 5 year Term Loan	1.796%	7/31/2019	100	100,021
Total				103,658

Total Floating Rate Loans (cost $1,823,361)				1,835,082

FOREIGN GOVERNMENT OBLIGATION(b) 0.01%

Dominican Republic

Dominican Republic† (cost $3,413)	9.04%	1/23/2018	3	3,443

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.52%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.69%#	10/25/2030	20	20,935
Federal Home Loan Mortgage Corp. 2012-K707 B†	4.019%#	1/25/2047	42	43,676
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.872%#	4/25/2045	75	77,347
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.952%#	6/25/2047	85	88,051
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.684%#	8/25/2045	30	30,957
Federal Home Loan Mortgage Corp. 2013-K502 C†	3.19%#	3/25/2045	11	11,044
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.274%#	4/25/2046	30	30,800
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.08%#	10/25/2047	10	10,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046		$15	$15,373
Government National Mortgage Assoc. 2014-112 A	3.00	%#	1/16/2048		9	9,065
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047		20	20,543
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045		43	43,731
Government National Mortgage Assoc. 2014-64 IO	1.281	%#	12/16/2054		446	35,269
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047		1	1,124
Government National Mortgage Assoc. 2014-78 IO	0.743	%#	3/16/2056		71	4,071
Government National Mortgage Assoc. 2015-47 AE	2.90	%#	11/16/2055		13	12,947
Government National Mortgage Assoc. 2015-48 AS	2.90	%#	2/16/2049		31	31,980
Government National Mortgage Assoc. 2015-73 AC	2.90	%#	2/16/2053		51	52,571
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $539,997)						539,622

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.55%

Federal Home Loan Mortgage Corp.	2.896	%#	6/1/2041		18	19,299
Federal Home Loan Mortgage Corp.	3.06	%#	10/1/2043		19	20,094
Federal Home Loan Mortgage Corp.	3.181	%#	12/1/2040		41	42,427
Federal Home Loan Mortgage Corp.	3.375	%#	6/1/2042		14	14,780
Federal National Mortgage Assoc.	2.718	%#	12/1/2045		11	11,519
Federal National Mortgage Assoc.	2.736	%#	12/1/2045		48	49,879
Federal National Mortgage Assoc.	2.826	%#	10/1/2036		61	64,729
Federal National Mortgage Assoc.	2.836	%#	10/1/2045		12	12,092
Federal National Mortgage Assoc.	2.899	%#	6/1/2042		30	30,812
Federal National Mortgage Assoc.	3.00%		—	(f)	120	125,991
Federal National Mortgage Assoc.	3.137	%#	3/1/2042		27	28,685
Federal National Mortgage Assoc.	3.361	%#	12/1/2040		3	3,340
Federal National Mortgage Assoc.	3.432	%#	12/1/2040		6	6,360
Federal National Mortgage Assoc.	3.475	%#	10/1/2040		2	2,310
Federal National Mortgage Assoc.	3.70	%#	1/1/2042		58	60,995
Federal National Mortgage Assoc.	3.932	%#	4/1/2040		53	56,380
Total Government Sponsored Enterprises Pass-Throughs (cost $549,756)						549,692

GOVERNMENT SPONSORED ENTERPRISES SECURITY 0.25%

Federal Home Loan Bank (cost $90,470)	1.125%		4/25/2018		90	90,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.29%

Miscellaneous

Illinois	3.90%	1/1/2018	$5	$5,089
Illinois	5.163%	2/1/2018	50	51,514
Illinois	5.665%	3/1/2018	25	26,254
Illinois	5.877%	3/1/2019	10	10,843
New Jersey Transp Tr Fnd Auth	1.087%	12/15/2016	10	10,005

Total Municipal Bonds (cost $103,782)				103,705

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.73%

A10 Bridge Asset Financing LLC 2015-AA A†	2.574%#	5/15/2030	75	75,000
Americold LLC Trust 2010-ARTA A1†	3.847%	1/14/2029	49	51,707
Assurant Commercial Mortgage Trust 2016-1A A1†	1.362%	5/15/2049	24	24,230
Aventura Mall Trust 2013-AVM A†	3.743%#	12/5/2032	100	107,559
BAMLL-DB Trust 2012-OSI A1†	2.343%	4/13/2029	29	28,729
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%	10/10/2045	35	35,004
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-1 AJ	5.527%#	11/10/2042	2	1,790
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%	12/16/2043	100	100,053
BB-UBS Trust 2012-TFT A†	2.892%	6/5/2030	100	101,109
BB-UBS Trust 2012-TFT B†	3.584%#	6/5/2030	100	100,403
BB-UBS Trust 2012-TFT C†	3.584%#	6/5/2030	100	98,788
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%#	11/11/2041	15	15,858
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.854%#	11/11/2041	25	26,401
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%	4/10/2029	29	29,967
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%	4/10/2029	29	30,029
CGGS Commercial Mortgage Trust 2016-RNDA DFX†	4.387%	2/10/2033	100	103,089
Citigroup Commercial Mortgage Trust 2007-C6 A4	5.90%#	12/10/2049	1	1,018
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.90%#	12/10/2049	35	35,564
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%	9/10/2046	100	102,545
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008%#	1/12/2030	100	99,632
Citigroup Commercial Mortgage Trust 2014-GC19 A1	1.199%	3/10/2047	15	15,196
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.59%#	6/10/2048	992	30,130
Citigroup Commercial Mortgage Trust 2015-SHP2 XCP IO†	0.114%#	7/15/2027	46,545	42,188
Citigroup Commercial Mortgage Trust 2016-SMPL A†(g)	2.228%	9/10/2031	100	100,515
Citigroup Commercial Mortgage Trust 2016-SMPL E†(g)	4.509%	9/10/2031	100	100,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

COBALT CMBS Commercial Mortgage Trust 2007-C3 AM	5.954	%#	5/15/2046	$100	$102,137
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.296	%#	12/10/2049	50	51,342
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54	%#	3/10/2039	35	37,594
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	100	107,788
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%		10/10/2046	10	10,276
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%		3/10/2046	10	10,057
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%		1/10/2046	32	32,168
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	138	138,597
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.267	%#	6/8/2030	100	100,013
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.675	%#	6/15/2034	106	105,912
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.251	%#	9/10/2047	2,000	22,572
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.935	%#	7/10/2050	99	4,416
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.576	%#	8/10/2029	100	100,153
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000	118,764
Commericial Mortgage Trust 2016-CD1 XA IO	1.582	%#	8/10/2049	183	19,288
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	25	26,030
Core Industrial Trust 2015-CALW XA IO†	0.939	%#	2/10/2034	1,006	39,418
Credit Suisse Commercial Mortgage Trust 2006-C5 AM	5.343%		12/15/2039	32	32,008
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	50	54,029
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	100	110,357
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.324	%#	9/15/2038	100	97,704
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	10	10,483
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.976	%#	1/15/2049	999	119,923
DBJPM Mortgage Trust 2016-C3 XA IO	1.665	%#	9/10/2049	200	23,211
DBRR Trust 2013-EZ3 A†	1.636	%#	12/18/2049	18	18,301
DBUBS Mortgage Trust 2011-LC2A D†	5.727	%#	7/10/2044	100	105,648
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	23	23,575
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.495	%#	12/15/2034	100	101,931
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.495	%#	12/15/2034	20	19,639
Great Wolf Trust 2015-WOLF E†	4.974	%#	5/15/2034	100	99,370
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%		2/10/2046	100	102,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2006-GG8 AM	5.591%		11/10/2039	$64		$64,113
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.184	%#	1/10/2045	310		25,856
GS Mortgage Securities Trust 2013-GC14 A1	1.217%		8/10/2046	28		27,974
GS Mortgage Securities Trust 2015-GS1 XB IO	0.332	%#	11/10/2048	1,082		20,650
GS Mortgage Securities Trust 2016-RENT C†	4.202	%#	2/10/2029	100		103,518
H/2 Asset Funding 2015-1A-AFL	1.837	%#	6/24/2049	24		24,025
H/2 Asset Funding 2015-1A-AFX	3.353	%#	6/24/2049	24		24,140
H/2 Asset Funding 2015-1A-BFX	3.993	%#	6/24/2049	25		24,648
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417	%#	8/5/2034	1,000		68,185
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	35		35,285
JPMorgan Chase Commercial Mortgage Securities Trust 2004-LN2 A2	5.115%		7/15/2041	3		2,781
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP2 AJ	4.842	%#	7/15/2042	—	(h)	48
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.881	%#	2/12/2049	85		86,482
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.694	%#	12/5/2027	25		28,378
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	25		25,906
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 A1	1.539%		11/15/2047	8		7,547
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.318	%#	1/15/2048	991		58,792
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	100		103,319
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.858	%#	7/15/2048	993		38,011
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	50		50,698
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	33		33,261
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	25		25,196
LMREC, Inc. 2015-CRE1 A†	2.293	%#	2/22/2032	100		98,913
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.109	%#	3/10/2049	999		96,242
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	65		65,500
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	10		10,291
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.893	%#	7/15/2050	495		20,811
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	50		50,018
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100		99,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316	%#	9/13/2031	$9,863	$63,878
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.902	%#	4/12/2049	175	175,636
Morgan Stanley Capital I Trust 2011-C3 A4	4.118%		7/15/2049	61	66,852
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.137	%#	8/15/2049	1,000	83,281
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.988	%#	8/12/2045	100	101,238
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.988	%#	8/15/2045	100	101,400
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	22	22,767
Nationslink Funding Corp. 1999-LTL1 D†	6.45%		1/22/2026	57	59,285
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	67	67,921
Palisades Center Trust 2016-PLSD XCP IO†	1.106	%#	5/13/2018	1,000	16,395
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	100	99,420
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	47	47,706
Shops at Crystals Trust 2016-CSTL XB IO†	0.328	%#	7/5/2036	1,000	21,005
UBS-Barclays Commercial Mortgage Trust 2012-C4 AAB	2.459%		12/10/2045	25	25,632
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.194	%#	3/10/2046	951	48,750
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	20	21,371
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795	%#	7/15/2045	3	3,176
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%		11/15/2048	25	25,077
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%		12/15/2043	150	151,357
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591	%#	4/15/2047	50	50,677
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	3.008	%#	6/15/2029	100	100,017
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	5.124	%#	6/15/2029	27	27,038
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.799	%#	11/15/2043	100	109,921
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.101	%#	6/15/2048	2,000	7,570
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	10	10,519
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.756	%#	12/15/2048	36	40,190
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.966	%#	12/15/2047	989	51,241
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.955	%#	8/15/2049	999	135,540
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	75	78,054
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	18	18,175
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.255	%#	8/15/2045	408	31,656
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%		3/15/2045	65	65,357
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,683,627)					6,651,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Shares (000)	Fair Value
PREFERRED STOCK 0.03%

Oil

Templar Energy LLC Class A (cost $10,450)			1	$10,189

Total Long-Term Investments (cost $33,317,869)				33,508,392

			Principal Amount (000)
SHORT-TERM INVESTMENTS 7.09%

CORPORATE BONDS 4.24%

Banks: Regional 1.03%

Bank of America Corp.	6.00%	9/1/2017	$35	36,402
Bank of America Corp.	6.40%	8/28/2017	18	18,784
Capital One Financial Corp.	6.75%	9/15/2017	35	36,671
Deutsche Bank AG (United Kingdom)(b)	1.35%	5/30/2017	7	6,863
Deutsche Bank AG (United Kingdom)(b)	6.00%	9/1/2017	16	16,273
First Midwest Bancorp, Inc.	5.875%	11/22/2016	50	50,252
Intesa Sanpaolo SpA (Italy)(b)	2.375%	1/13/2017	200	200,291
Total				365,536

Beverages 0.18%

Beam Suntory, Inc.	1.875%	5/15/2017	62	62,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.01%

Valspar Corp. (The)	6.05%	5/1/2017	$5	$5,140

Computer Software 0.11%

Fidelity National Information Services, Inc.	1.45%	6/5/2017	38	38,019

Drugs 0.17%

Actavis Funding SCS (Luxembourg)(b)	1.30%	6/15/2017	9	8,994
Actavis Funding SCS (Luxembourg)(b)	1.85%	3/1/2017	50	50,132
Total				59,126

Electric: Power 0.46%

Appalachian Power Co.	5.00%	6/1/2017	25	25,623
Exelon Corp.	1.55%	6/9/2017	2	2,002
Jersey Central Power & Light Co.	5.65%	6/1/2017	11	11,298
TransAlta Corp. (Canada)(b)	1.90%	6/3/2017	125	125,109
Total				164,032

Financial Services 0.31%

International Lease Finance Corp.	8.75%	3/15/2017	10	10,299
Synchrony Financial	1.875%	8/15/2017	100	100,220
Total				110,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.56%

ConAgra Foods, Inc.	5.819%	6/15/2017	$194	$199,581

Health Care Products 0.07%

Zimmer Biomet Holdings, Inc.	1.45%	4/1/2017	25	25,016

Health Care Services 0.10%

Anthem, Inc.	5.875%	6/15/2017	35	36,104

Insurance 0.03%

Fidelity National Financial, Inc.	6.60%	5/15/2017	11	11,312

Lodging 0.10%

Marriott International, Inc.	6.375%	6/15/2017	25	25,839
Wyndham Worldwide Corp.	2.95%	3/1/2017	11	11,051
Total				36,890

Machinery: Agricultural 0.01%

Bunge Ltd. Finance Corp.	3.20%	6/15/2017	2	2,026

Media 0.23%

Scripps Networks Interactive, Inc.	2.70%	12/15/2016	75	75,181
Viacom, Inc.	2.50%	12/15/2016	7	7,017
Total				82,198

Metal Fabricating 0.11%

WireCo WorldGroup, Inc.	9.50%	5/15/2017	40	40,300

Natural Gas 0.14%

Sempra Energy	2.30%	4/1/2017	50	50,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.01%

Plains All American Pipeline LP/PAA Finance Corp.	6.125%	1/15/2017	$2	$2,024

Real Estate Investment Trusts 0.20%

Equity Commonwealth	6.25%	6/15/2017	16	16,136
First Industrial LP	5.95%	5/15/2017	49	50,256
Highwoods Realty LP	5.85%	3/15/2017	3	3,054
Total				69,446

Savings & Loan 0.07%

Astoria Financial Corp.	5.00%	6/19/2017	24	24,476

Steel 0.10%

Reliance Steel & Aluminum Co.	6.20%	11/15/2016	35	35,154

Transportation: Miscellaneous 0.24%

Kansas City Southern	1.443%#	10/28/2016	75	74,999
Ryder System, Inc.	3.50%	6/1/2017	11	11,167
Total				86,166
Total Corporate Bonds (cost $1,505,629)				1,505,609

MUNICIPAL BOND 0.14%

Miscellaneous

New Jersey Econ Dev Auth (cost $50,020)	1.348%	3/1/2017	50	50,063

U.S. TREASURY OBLIGATION 0.59%

U.S. Treasury Note (cost $209,151)	0.875%	10/15/2017	209	209,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 2.12%

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $770,000 of U.S. Treasury Note at 0.75% due 9/30/2018; value: $770,000; proceeds: $751,679 (cost $751,677)	$752	$751,677
Total Short-Term Investments (cost $2,516,477)		2,516,786

Total Investments in Securities 101.44% (cost $35,834,346)		36,025,178

Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (1.44%)		(511,950)
Net Assets 100.00%		$35,513,228

EUR	euro.
IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2016.
(a)	Amount represents less than 1,000 shares.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2016.
(d)	Interest rate to be determined.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Securities purchased on a when-issued basis (See Note 2(i)).
(h)	Amount is less than $1,000.
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 2-Year Treasury Note	December 2016	42	Long	$9,175,688	$10,627

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation

U.S. 5-Year Treasury Note	December 2016	18	Short	$(2,187,281)	$(5,086)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$5,510,950	$—		$5,510,950
Common Stock	—	—	528	(4)	528
Convertible Bonds	—	25,107	—		25,107
Corporate Bonds	—	19,694,112	—		19,694,112
Floating Rate Loans(5)
Auto Parts: Original Equipment	—	27,578	—		27,578
Business Services	—	12,974	—		12,974
Chemicals	—	43,013	—		43,013
Computer Software	—	100,570	—		100,570
Containers	—	39,201	224,686		263,887
Electric: Power	—	13,013	—		13,013
Electrical Equipment	—	137,114	—		137,114
Entertainment	—	20,185	—		20,185
Food	—	45,921	—		45,921
Gaming	—	78,269	—		78,269
Health Care Products	—	74,672	14,346		89,018
Health Care Services	—	4,029	19,024		23,053
Household Equipment/Products	—	124,857	—		124,857
Lodging	—	160,480	—		160,480
Manufacturing	—	—	53,325		53,325
Media	—	122,239	—		122,239
Miscellaneous	—	—	58,798		58,798
Oil	—	31,273	59,438		90,711
Real Estate Investment Trusts	—	80,791	—		80,791
Retail	—	167,514	—		167,514
Technology	—	18,114	—		18,114
Telecommunications	—	100,021	3,637		103,658
Foreign Government Obligation	—	3,443	—		3,443
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	539,622	—		539,622
Government Sponsored Enterprises Pass-Throughs	—	549,692	—		549,692
Government Sponsored Enterprises Security	—	90,451	—		90,451
Municipal Bonds	—	153,768	—		153,768
Non-Agency Commercial Mortgage-Backed Securities	—	6,184,603	466,517	(4)(6)	6,651,120
Preferred Stock	—	—	10,189	(4)	10,189
Repurchase Agreement	—	751,677	—		751,677
U.S. Treasury Obligation	—	209,437	—		209,437
Total	$—	$35,114,690	$910,488		$36,025,178
Other Financial Instruments
Futures Contracts
Assets	$10,627	$—	$—		$10,627
Liabilities	(5,086)	—	—		(5,086)
Total	$5,541	$—	$—		$5,541

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2016

(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.
(4)	Includes securities valued using third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)

Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

(6)	Non-Agency Commercial Mortgage-Backed Securities categorized as Level 3 investments include A10 Bridge Asset Financing LLC 2015-AA A, Citigroup Commercial Mortgage Trust 2016-SMPL E, Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO, H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX, H/2 Asset Funding 2015-1A-BFX and Prima Capital CRE Securization 2006-1.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stock	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of January 1, 2016	$380,147	$—	$3,850	$68,224	$420,319	$—
Accrued discounts/premiums	—	—	(30)	83	(2,954)	—
Realized gain (loss)	1,013	—	(7,039)	(10)	—	—
Change in unrealized appreciation/depreciation	31	(200)	3,219	642	1,178	(261)
Purchases	—	728	—	403,599	222,730	10,450
Sales	(112,863)	—	—	(30,208)	(26,624)	—
Net transfers in or out of Level 3	(268,328)	—	—	(9,076)	(148,132)	—
Balance as of September 30, 2016	$—	$528	$—	$433,254	$466,517	$10,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 106.24%

ASSET-BACKED SECURITIES 24.39%

Automobiles 13.77%

American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	$717	$734,007
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	184	184,457
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	42	42,218
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	157	156,731
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	402	405,432
AmeriCredit Automobile Receivables Trust 2014-2 A3	0.94%	2/8/2019	403	402,778
AmeriCredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	860	860,427
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,977	2,002,161
AmeriCredit Automobile Receivables Trust 2015-3 A3	1.54%	3/9/2020	475	476,255
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	300	300,418
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/8/2021	1,140	1,141,894
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	183	182,994
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	335	336,334
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	1,148	1,154,441
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	525	526,727
Avis Budget Rental Car Funding AESOP LLC 2013-1A A†	1.92%	9/20/2019	1,070	1,070,226
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	535	545,793
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	592	598,414
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	1,074	1,085,836
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	970	980,593
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	596	603,793
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	1,005	1,006,401
BMW Vehicle Owner Trust 2013-A A4	1.12%	4/27/2020	141	141,118
BMW Vehicle Owner Trust 2016-A A4	1.37%	12/25/2022	259	259,949
California Republic Auto Receivables Trust 2014-3 B	2.66%	8/17/2020	376	381,283
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	525	528,782
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908	913,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	$115	$117,242
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	778	780,014
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	1,633	1,664,743
California Republic Auto Receivables Trust 2016-2 A3	1.56%	7/15/2020	183	183,776
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	240	242,070
Capital Auto Receivables Asset Trust 2013-4 A3	1.09%	3/20/2018	112	112,204
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	938	949,299
Capital Auto Receivables Asset Trust 2015-1 A3	1.61%	6/20/2019	680	683,057
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	479	478,850
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	485	485,897
Capital Auto Receivables Asset Trust 2016-2 A3	1.46%	6/22/2020	368	368,380
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	193	193,086
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	5	4,807
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	222	222,040
CarMax Auto Owner Trust 2014-1 A4	1.32%	7/15/2019	331	331,720
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	87	86,524
CarMax Auto Owner Trust 2015-2 A3	1.37%	3/16/2020	201	201,576
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	382	384,504
CarMax Auto Owner Trust 2016-1 A2A	1.30%	4/15/2019	584	585,152
CarMax Auto Owner Trust 2016-3 A2	1.17%	8/15/2019	738	738,756
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	739	741,966
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	785	789,770
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	811	814,398
Chrysler Capital Auto Receivables Trust 2014-AA A3†	0.83%	9/17/2018	109	108,582
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	425	425,009
Chrysler Capital Auto Receivables Trust 2016-AA A2†	1.47%	4/15/2019	439	440,051
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	195	197,887
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	250	266,385
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	301	301,704
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	242	244,764
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	299	299,287
Drive Auto Receivables Trust 2015-CA B†	2.23%	9/16/2019	229	229,330
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	585	596,018
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	607	628,739
Drive Auto Receivables Trust 2016-BA A2†	1.38%	8/15/2018	985	985,803
Drive Auto Receivables Trust 2016-BA A3†	1.67%	7/15/2019	809	807,923
First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	261	263,046
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	571	570,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	$584	$584,374
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	131	130,878
Ford Credit Auto Owner Trust 2014-C A3	1.06%	5/15/2019	724	724,508
Ford Credit Auto Owner Trust 2016-B A2A	1.08%	3/15/2019	971	970,978
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	188	187,904
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	299	301,683
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	47	47,174
Honda Auto Receivables Owner Trust 2014-4 A3	0.99%	9/17/2018	707	707,357
Honda Auto Receivables Owner Trust 2015-1 A3	1.05%	10/15/2018	796	796,122
Hyundai Auto Receivables Trust 2012-C A4	0.73%	6/15/2018	13	13,399
Hyundai Auto Receivables Trust 2013-B A4	1.01%	2/15/2019	212	212,493
M&T Bank Auto Receivables Trust 2013-1A A4†	1.57%	8/15/2018	667	667,868
Mercedes-Benz Auto Lease Trust 2016-A A2A	1.34%	7/16/2018	1,033	1,034,383
Mercedes-Benz Auto Receivables Trust 2016-1 A2A	1.11%	3/15/2019	1,425	1,425,433
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	657	658,063
Porsche Financial Auto Securitization Trust 2014-1 A4†	1.14%	12/23/2021	1,686	1,686,924
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	467	467,431
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	375	377,722
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	2,302	2,314,611
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	497	497,979
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	638	645,199
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	1,924	1,948,688
Santander Drive Auto Receivables Trust 2015-5 A3	1.58%	9/16/2019	457	458,346
Santander Drive Auto Receivables Trust 2016-2 A2A	1.38%	7/15/2019	440	440,726
Santander Drive Auto Receivables Trust 2016-2 B	2.08%	2/16/2021	190	191,458
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%	6/15/2018	514	514,025
SunTrust Auto Receivables Trust 2015-1A A3†	1.42%	9/16/2019	2,091	2,096,106
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	727	721,531
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	1,273	1,275,128
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	791	799,228
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	632	632,711
Toyota Auto Receivables 2016-C A4	1.32%	11/15/2021	1,746	1,742,907
Toyota Auto Receivables Owner Trust 2016-B A2A	1.02%	10/15/2018	563	563,241
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	868	871,012
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	397	396,995
Total				61,652,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 2.97%

Capital One Multi-Asset Execution Trust 2014-A1	0.88%#	11/15/2019	$1,771	$1,771,865
Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	424	424,639
Capital One Multi-Asset Execution Trust 2015-A1	1.39%	1/15/2021	370	371,769
Capital One Multi-Asset Execution Trust 2016-A1	0.974%#	2/15/2022	1,335	1,343,881
Chase Issuance Trust 2014-A1	1.15%	1/15/2019	1,940	1,941,260
Chase Issuance Trust 2014-A6	1.26%	7/15/2019	800	801,820
Chase Issuance Trust 2015-A2	1.59%	2/18/2020	279	280,758
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	1,243	1,243,715
Citibank Credit Card Issuance Trust 2014-A2	1.02%	2/22/2019	1,699	1,699,651
Discover Card Execution Note Trust 2013-A5	1.04%	4/15/2019	474	474,004
Discover Card Execution Note Trust 2014-A3	1.22%	10/15/2019	2,440	2,443,705
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	504	512,928
Total				13,309,995

Home Equity 0.08%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.685%#	5/25/2036	35	33,105
Meritage Mortgage Loan Trust 2004-2 M3	1.50%#	1/25/2035	300	288,551
New Century Home Equity Loan Trust 2005-A A6	4.652%	8/25/2035	56	56,904
Total				378,560

Other 7.57%

Ally Master Owner Trust 2012-4 A	1.72%	7/15/2019	821	823,841
Ally Master Owner Trust 2012-5 A	1.54%	9/15/2019	1,129	1,133,302
Ally Master Owner Trust 2014-4 A2	1.43%	6/17/2019	1,402	1,404,648
Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	1,114	1,118,876
Apollo Credit Funding IV Ltd. 4A A1†	2.15%#	4/15/2027	1,000	1,003,100
Ballyrock CLO Ltd. 2016-1A A†	2.406%#	10/15/2028	1,100	1,101,513
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.829%#	4/18/2025	400	399,596
Carlyle Global Market Strategies CLO Ltd. 2013-4A A2R†	2.162%#	10/15/2025	350	350,692
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	2.204%#	4/27/2027	850	853,415
Cent CLO Ltd. 2013-19A A1A†	2.082%#	10/29/2025	850	850,584
CIFC Funding II Ltd. 2014-2A A1L†	2.305%#	5/24/2026	250	250,306
CNH Equipment Trust 2014-C A3	1.05%	11/15/2019	264	264,074
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	373	377,738
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	259	260,110
Dell Equipment Finance Trust 2016-1 A3†	1.65%	7/22/2021	100	100,492
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	59	59,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	$450	$461,404
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	1,040	1,045,253
Ford Credit Floorplan Master Owner Trust 2012-2 A	1.92%		1/15/2019	750	752,169
Ford Credit Floorplan Master Owner Trust 2014-1 A1	1.20%		2/15/2019	720	720,488
Fortress Credit BSL II Ltd. 2013-2A A1F†	2.188	%#	10/19/2025	200	200,700
Fortress Credit BSL Ltd. 2013-1A A†	1.868	%#	1/19/2025	900	900,250
GE Dealer Floorplan Master Note Trust 2012-2 A	1.282	%#	4/22/2019	337	337,875
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	394	393,913
Hempstead CLO LP 2013-1A A1†	2.18	%#	1/15/2026	1,000	1,001,210
Jackson Mill CLO Ltd. 2015-1A A†	2.22	%#	4/15/2027	350	350,458
JFIN Revolver CLO Ltd. 2015-4A A†	1.852	%#	4/22/2020	945	945,966
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	185	184,537
KKR CLO Ltd. 11-A†	2.20	%#	4/15/2027	1,250	1,251,606
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	535	535,898
Macquarie Equipment Funding Trust 2014-A A3†	1.23%		7/20/2021	691	689,727
Marathon CLO IV Ltd. 2012-4A A1†	2.201	%#	5/20/2023	548	549,062
MMAF Equipment Finance LLC 2016-AA A5†	2.21%		12/15/2032	320	326,342
NCF Dealer Floorplan Master Trust 2016-1A B†	6.032	%#	3/21/2022	169	165,307
NCF Dealer Floorplan Master Trust 2016-1A C†	9.032	%#	3/21/2022	698	691,315
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	601	599,420
Oaktree CLO Ltd. 2014-2A A1A†	2.226	%#	10/20/2026	1,000	1,001,275
Oaktree EIF I Series Ltd. 2015-A1 B†	3.279	%#	10/18/2027	900	911,559
Octagon Investment Partners XIX Ltd. 2014-1A A†	2.20	%#	4/15/2026	500	500,429
OHA Loan Funding Ltd. 2015-1A A†	2.317	%#	2/15/2027	1,000	1,001,218
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	315	323,254
OZLM Funding Ltd. 2012-1A A1R†	2.222	%#	7/22/2027	1,400	1,399,933
OZLM Funding Ltd. 2012-1A A2R†	3.052	%#	7/22/2027	750	752,112
OZLM VII Ltd. 2014-7A A1B†	2.169	%#	7/17/2026	1,000	1,000,697
OZLM VIII Ltd. 2014-8A A1A†	2.119	%#	10/17/2026	410	409,863
Sheridan Square CLO Ltd. 2013-1A A1†	1.73	%#	4/15/2025	500	497,130
SLM Private Education Loan Trust 2010-A 2A†	3.774	%#	5/16/2044	39	40,698
SLM Private Education Loan Trust 2012-A A1†	1.924	%#	8/15/2025	26	26,519
SLM Private Education Loan Trust 2012-E A1†	1.274	%#	10/16/2023	139	138,742
SLM Student Loan Trust 2011-1 A1	1.045	%#	3/25/2026	29	29,347
Sound Point CLO IV Ltd. 2013-3A A†	2.067	%#	1/21/2026	2,000	1,995,440
Tryon Park CLO Ltd. 2013-1A A1†	1.80	%#	7/15/2025	800	797,767
Venture XVIII CLO Ltd. 2014-18A A†	2.13	%#	10/15/2026	500	500,167
Westchester CLO Ltd. 2007-1A A1A†	0.982	%#	8/1/2022	114	113,942
Total					33,894,810
Total Asset-Backed Securities (cost $108,870,024)					109,236,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 27.42%

Aerospace/Defense 0.00%

Embraer SA (Brazil)(a)	5.15%	6/15/2022	$10	$10,563

Air Transportation 0.06%

Air Canada (Canada)†(a)	7.75%	4/15/2021	70	75,950
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	188	196,599
Total				272,549

Auto Parts: Original Equipment 0.12%

International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	280	275,450
MPG Holdco I, Inc.	7.375%	10/15/2022	253	259,958
Total				535,408

Automotive 0.60%

Ford Motor Co.	6.375%	2/1/2029	57	70,012
Ford Motor Co.	7.45%	7/16/2031	626	830,032
General Motors Co.	6.60%	4/1/2036	1,481	1,787,061
Total				2,687,105

Banks: Regional 4.36%

Banco de Bogota SA (Colombia)†(a)	6.25%	5/12/2026	400	426,360
Banco de Credito e Inversiones (Chile)†(a)	4.00%	2/11/2023	400	423,714
Bank of America Corp.	3.95%	4/21/2025	400	414,830
Bank of America Corp.	4.20%	8/26/2024	1,488	1,578,359
Bank of America Corp.	4.25%	10/22/2026	514	546,441
Bank of America Corp.	4.45%	3/3/2026	315	338,713
BBVA Banco Continental SA (Peru)†(a)	5.25%#	9/22/2029	200	214,500
Citigroup, Inc.	4.45%	9/29/2027	148	155,215
Citigroup, Inc.	5.50%	9/13/2025	967	1,104,785
Citigroup, Inc.	5.875%	2/22/2033	471	547,820
Discover Bank/Greenwood DE	3.45%	7/27/2026	796	802,270
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	338	443,506
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	1,273	1,625,926
Intesa Sanpaolo SpA (Italy)†(a)	5.71%	1/15/2026	523	493,675
JPMorgan Chase & Co.	3.90%	7/15/2025	1,159	1,251,137
JPMorgan Chase & Co.	4.25%	10/1/2027	627	674,220
Lloyds Banking Group plc (United Kingdom)†(a)	4.582%	12/10/2025	743	759,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Macquarie Bank Ltd. (Australia)†(a)	4.875%	6/10/2025	$700	$737,757
Morgan Stanley	3.125%	7/27/2026	1,225	1,234,916
Morgan Stanley	3.875%	1/27/2026	366	389,338
Morgan Stanley	4.00%	7/23/2025	27	29,089
Morgan Stanley	7.25%	4/1/2032	84	116,843
Santander UK Group Holdings plc (United Kingdom)†(a)	4.75%	9/15/2025	770	773,137
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	862	1,098,716
Toronto-Dominion Bank (The) (Canada)(a)	3.625%#	9/15/2031	284	285,274
UBS Group Funding Jersey Ltd. (Jersey)†(a)	4.125%	4/15/2026	1,167	1,229,503
Wells Fargo & Co.	4.10%	6/3/2026	673	714,872
Wells Fargo Bank NA	5.85%	2/1/2037	880	1,104,945
Total				19,515,409

Beverages 0.68%

Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	1,839	2,121,279
Becle SA de CV (Mexico)†(a)	3.75%	5/13/2025	350	357,565
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	205	215,250
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	27	27,810
Fomento Economico Mexicano SAB de CV (Mexico)(a)	4.375%	5/10/2043	300	309,056
Total				3,030,960

Biotechnology Research & Production 0.04%

Amgen, Inc.	4.95%	10/1/2041	158	175,964

Building Materials 0.32%

Standard Industries, Inc.†	5.50%	2/15/2023	272	285,600
Standard Industries, Inc.†	6.00%	10/15/2025	1,086	1,167,450
Total				1,453,050

Business Services 0.05%

Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	200	211,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.57%

Blue Cube Spinco, Inc.†	10.00%	10/15/2025	$1,070	$1,267,950
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	94	107,625
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	205	217,556
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	624	841,428
Valvoline, Inc.†	5.50%	7/15/2024	116	121,800
Total				2,556,359

Computer Hardware 0.58%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	6.02%	6/15/2026	563	618,343
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	7.125%	6/15/2024	294	323,554
Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	8.10%	7/15/2036	392	462,017
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	1,106	1,182,554
Total				2,586,468

Computer Software 0.03%

Camelot Finance SA (Luxembourg)†(a)(b)	7.875%	10/15/2024	141	145,759

Containers 0.05%

Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	200	205,500

Diversified 0.11%

DH Services Luxembourg Sarl (Luxembourg)†(a)	7.75%	12/15/2020	491	514,323

Drugs 0.77%

AbbVie, Inc.	4.30%	5/14/2036	581	604,914
Actavis Funding SCS (Luxembourg)(a)	4.55%	3/15/2035	472	502,913
Express Scripts Holding Co.	4.80%	7/15/2046	159	165,823
Express Scripts Holding Co.	6.125%	11/15/2041	241	299,538
Forest Laboratories LLC†	5.00%	12/15/2021	1,093	1,224,609
Mylan NV†	3.95%	6/15/2026	625	630,945
Total				3,428,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.17%

AES Gener SA (Chile)†(a)	5.00%	7/14/2025	$400	$416,215
Appalachian Power Co.	7.00%	4/1/2038	529	729,811
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	560	772,564
Cleco Corporate Holdings LLC†	3.743%	5/1/2026	601	626,848
Dominion Resources, Inc.	7.00%	6/15/2038	266	365,549
Exelon Generation Co. LLC	5.60%	6/15/2042	390	408,620
Exelon Generation Co. LLC	6.25%	10/1/2039	692	772,494
Massachusetts Electric Co.†	4.004%	8/15/2046	475	495,255
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	375	382,057
PPL Electric Utilities Corp.	5.20%	7/15/2041	185	231,144
Red Oak Power LLC	8.54%	11/30/2019	57	57,746
Total				5,258,303

Electrical Equipment 0.10%

NVIDIA Corp.	3.20%	9/16/2026	451	455,495

Engineering & Contracting Services 0.26%

China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	900	951,000
Mexico City Airport Trust (Mexico)†(a)	4.25%	10/31/2026	200	201,000
Total				1,152,000

Entertainment 0.30%

CCM Merger, Inc.†	9.125%	5/1/2019	258	269,987
Eldorado Resorts, Inc.	7.00%	8/1/2023	100	106,625
Mohegan Tribal Gaming Authority†(b)	7.875%	10/15/2024	409	409,000
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	163	163,829
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	390	393,900
Total				1,343,341

Financial Services 1.14%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	124,498
Affiliated Managers Group, Inc.	4.25%	2/15/2024	248	261,073
Ally Financial, Inc.	8.00%	11/1/2031	245	303,188
International Lease Finance Corp.	5.875%	4/1/2019	1,398	1,501,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Lazard Group LLC	6.85%	6/15/2017	$132	$136,215
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	386	394,183
Navient Corp.	6.625%	7/26/2021	182	183,820
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	749	782,705
OM Asset Management plc (United Kingdom)(a)	4.80%	7/27/2026	489	490,375
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	868	933,952
Total				5,111,111

Food 0.29%

Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC†	5.75%	3/15/2025	446	446,000
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	297	317,048
Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	214,500
Kraft Heinz Foods Co.	6.875%	1/26/2039	217	302,189
Total				1,279,737

Health Care Services 0.21%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	274	279,480
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	60	63,000
Aetna, Inc.	4.25%	6/15/2036	399	414,626
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	97	104,517
Surgical Care Affiliates, Inc.†	6.00%	4/1/2023	91	96,005
Total				957,628

Household Equipment/Products 0.15%

Central Garden & Pet Co.	6.125%	11/15/2023	513	551,475
Kimberly-Clark de Mexico SAB de CV (Mexico)†(a)	3.80%	4/8/2024	100	103,686
Total				655,161

Insurance 0.61%

CNO Financial Group, Inc.	5.25%	5/30/2025	235	234,413
MGIC Investment Corp.	5.75%	8/15/2023	323	336,727
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	906	1,021,425
Trinity Acquistion plc (United Kingdom)(a)	4.40%	3/15/2026	533	559,269
Willis North America, Inc.	7.00%	9/29/2019	524	587,973
Total				2,739,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.31%

Carnival plc (United Kingdom)	7.875%	6/1/2027	$277	$356,733
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	870	1,049,438
Total				1,406,171

Lodging 0.54%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	503	541,983
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	449	472,153
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	269	270,345
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	1,104	1,146,780
Total				2,431,261

Machinery: Agricultural 0.03%

Reynolds American, Inc.	8.125%	5/1/2040	78	111,525

Machinery: Industrial/Specialty 0.07%

SPX FLOW, Inc.†	5.625%	8/15/2024	300	305,250

Manufacturing 0.28%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	537	512,835
General Electric Co.	6.75%	3/15/2032	175	246,328
Trinity Industries, Inc.	4.55%	10/1/2024	513	511,013
Total				1,270,176

Media 2.18%

21st Century Fox America, Inc.	6.20%	12/15/2034	106	134,463
21st Century Fox America, Inc.	6.90%	8/15/2039	753	1,014,396
Block Communications, Inc.†	7.25%	2/1/2020	195	200,850
Cablevision Systems Corp.	5.875%	9/15/2022	453	413,363
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	278	295,375
Charter Communications Operating LLC/Charter Communications Operating Capital†	6.384%	10/23/2035	110	129,928
Comcast Corp.	6.95%	8/15/2037	489	714,281
Cox Communications, Inc.†	8.375%	3/1/2039	716	928,434
CSC Holdings LLC†	10.875%	10/15/2025	206	241,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Discovery Communications LLC	6.35%	6/1/2040	$583	$633,643
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	800	832,000
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040	335	384,653
Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	350	377,038
SFR Group SA (France)†(a)	6.00%	5/15/2022	500	511,875
Time Warner Cable, Inc.	7.30%	7/1/2038	1,270	1,630,022
Time Warner, Inc.	7.625%	4/15/2031	125	177,656
Univision Communications, Inc.†	5.125%	2/15/2025	24	24,240
Viacom, Inc.	4.85%	12/15/2034	44	44,994
Viacom, Inc.	6.875%	4/30/2036	473	557,925
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	507	530,829
Total				9,777,500

Metals & Minerals: Miscellaneous 1.21%

Aleris International, Inc.†	9.50%	4/1/2021	160	172,800
Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	91	98,278
Barrick International Barbados Corp. (Barbados)†(a)	6.35%	10/15/2036	158	179,022
Coeur Mining, Inc.	7.875%	2/1/2021	223	229,690
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.50%	9/16/2025	1,200	1,268,706
Glencore Finance Canada Ltd. (Canada)†(a)	6.00%	11/15/2041	648	642,769
Glencore Funding LLC†	4.625%	4/29/2024	88	89,980
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	411	444,791
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(a)	6.625%	10/14/2022	440	498,738
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	671	689,452
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	69	71,242
Teck Resources Ltd. (Canada)(a)	4.75%	1/15/2022	1,061	1,045,085
Total				5,430,553

Natural Gas 0.23%

Dominion Gas Holdings LLC	4.60%	12/15/2044	776	839,049
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	210,500
Total				1,049,549

Oil 2.22%

Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	244	939
Apache Corp.	6.00%	1/15/2037	341	390,242
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	88	91,300
CNOOC Finance 2012 Ltd. (Hong Kong)†(a)	3.875%	5/2/2022	1,150	1,237,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	$137	$146,076
Eni SpA (Italy)†(a)	5.70%	10/1/2040	1,650	1,724,549
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	200	201,584
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	150	158,563
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	567	583,301
Kerr-McGee Corp.	7.125%	10/15/2027	36	40,831
Kerr-McGee Corp.	7.875%	9/15/2031	528	656,509
LUKOIL International Finance BV (Netherlands)†(a)	4.563%	4/24/2023	450	467,158
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	100	114,901
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	14	11,147
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	450	357,750
Murphy Oil Corp.	6.875%	8/15/2024	92	95,215
PDC Energy, Inc.†	6.125%	9/15/2024	107	111,012
PDC Energy, Inc.	7.75%	10/15/2022	446	478,335
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	358	321,126
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	680	661,164
Shell International Finance BV (Netherlands)(a)	6.375%	12/15/2038	161	219,419
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	364	404,883
Tengizchevroil Finance Co. International Ltd.†	4.00%	8/15/2026	500	496,000
Valero Energy Corp.	10.50%	3/15/2039	286	441,607
YPF SA (Argentina)†(a)	8.50%	7/28/2025	481	528,956
Total				9,940,321

Oil: Crude Producers 1.82%

Enbridge Energy Partners LP	9.875%	3/1/2019	707	823,730
Energy Transfer Partners LP	6.125%	12/15/2045	117	122,620
Energy Transfer Partners LP	6.625%	10/15/2036	271	295,900
Energy Transfer Partners LP	7.50%	7/1/2038	897	1,031,477
Enterprise Products Operating LLC	7.55%	4/15/2038	423	553,745
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	370	388,662
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	370	418,143
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	57	66,375
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	158	188,432
Kinder Morgan, Inc.	7.75%	1/15/2032	1,383	1,676,076
Kinder Morgan, Inc.	7.80%	8/1/2031	157	191,781
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	160	176,626
Ruby Pipeline LLC†	6.00%	4/1/2022	576	598,281
Sabine Pass LNG LP	6.50%	11/1/2020	334	345,899
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	67	83,721
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	200	208,900
Williams Cos., Inc. (The)	8.75%	3/15/2032	794	988,530
Total				8,158,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.65%

FTS International, Inc.†	8.35%#	6/15/2020	$586	$497,977
Halliburton Co.	6.70%	9/15/2038	114	143,536
Halliburton Co.	7.45%	9/15/2039	227	309,600
National Oilwell Varco, Inc.	2.60%	12/1/2022	275	259,907
Oceaneering International, Inc.	4.65%	11/15/2024	451	454,757
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	501	468,435
Weatherford International Ltd.	9.875%	3/1/2039	795	767,175
Total				2,901,387

Paper & Forest Products 0.22%

Georgia-Pacific LLC	8.875%	5/15/2031	610	967,279

Real Estate Investment Trusts 1.55%

Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	620	653,784
EPR Properties	5.25%	7/15/2023	1,150	1,236,510
Equinix, Inc.	5.375%	4/1/2023	1,033	1,088,524
Equinix, Inc.	5.875%	1/15/2026	207	223,042
Hospitality Properties Trust	4.65%	3/15/2024	250	257,280
Kilroy Realty LP	6.625%	6/1/2020	364	417,759
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	5.625%	5/1/2024	224	243,533
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	87	91,593
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	639	667,666
PLA Administradora Industrial S de RL de CV (Mexico)†(a)	5.25%	11/10/2022	486	496,935
VEREIT Operating Partnership LP	3.00%	2/6/2019	1,544	1,568,889
Total				6,945,515

Retail 0.37%

New Albertson’s, Inc.	7.45%	8/1/2029	198	195,030
PetSmart, Inc.†	7.125%	3/15/2023	367	385,350
PVH Corp.	7.75%	11/15/2023	561	652,162
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	470	425,350
Total				1,657,892

Retail: Specialty 0.04%

Revlon Consumer Products Corp.†	6.25%	8/1/2024	186	192,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Savings & Loan 0.09%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	$323	$396,191

Technology 0.76%

Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	965	1,012,413
Amazon.com, Inc.	4.80%	12/5/2034	1,388	1,635,831
Baidu, Inc. (China)(a)	3.50%	11/28/2022	200	211,817
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	510	528,638
Total				3,388,699

Telecommunications 1.94%

AT&T, Inc.	6.00%	8/15/2040	1,621	1,948,622
AT&T, Inc.	6.50%	9/1/2037	803	1,008,269
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	400	307,880
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	200	177,500
Frontier Communications Corp.	7.625%	4/15/2024	225	211,500
Frontier Communications Corp.	9.25%	7/1/2021	910	983,937
Frontier Communications Corp.	11.00%	9/15/2025	375	392,813
GTH Finance BV (Netherlands)†(a)	7.25%	4/26/2023	200	217,560
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	200	203,010
MTN Mauritius Investment Ltd. (Mauritius)†(a)	4.755%	11/11/2024	200	194,500
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	300	311,288
T-Mobile USA, Inc.	6.00%	3/1/2023	841	901,602
T-Mobile USA, Inc.	6.542%	4/28/2020	440	455,400
Verizon Communications, Inc.	4.40%	11/1/2034	474	503,107
Verizon Communications, Inc.	5.05%	3/15/2034	350	394,553
Verizon Communications, Inc.	5.85%	9/15/2035	125	154,661
Verizon Communications, Inc.	6.40%	9/15/2033	232	301,433
Total				8,667,635

Transportation: Miscellaneous 0.17%

Autoridad del Canal de Panama (Panama)†(a)	4.95%	7/29/2035	200	228,000
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	496	510,880
Total				738,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.17%

Aquarion Co.†	4.00%	8/15/2024	$742	$782,676
Total Corporate Bonds (cost $119,163,207)				122,802,478

FOREIGN GOVERNMENT OBLIGATIONS 3.10%

Argentina 0.15%

Provincia de Mendoza†(a)	8.375%	5/19/2024	400	428,000
Republic of Argentina(a)	8.28%	12/31/2033	206	237,530
Total				665,530

Bahamas 0.08%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029	300	346,500

Bermuda 0.12%

Government of Bermuda†	5.603%	7/20/2020	471	532,230

Brazil 0.17%

Federal Republic of Brazil(a)	4.25%	1/7/2025	600	599,250
Federal Republic of Brazil(a)	5.00%	1/27/2045	200	182,500
Total				781,750

Chile 0.08%

Republic of Chile(a)	3.125%	3/27/2025	356	381,365

Dominican Republic 0.06%

Dominican Republic†(a)	6.85%	1/27/2045	250	281,250

El Salvador 0.09%

Republic of EI Salvador†(a)	6.375%	1/18/2027	424	428,240

Ethiopia 0.04%

Republic of Ethiopia†(a)	6.625%	12/11/2024	200	198,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Honduras 0.13%

Honduras Government†(a)	7.50%	3/15/2024	$500	$570,000

Hungary 0.11%

Republic of Hungary(a)	5.375%	3/25/2024	420	488,521

Indonesia 0.18%

Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	200	209,000
Perusahaan Penerbit SBSN†(a)	4.325%	5/28/2025	275	295,625
Republic of Indonesia†(a)	5.875%	1/15/2024	250	295,442
Total				800,067

Ivory Coast 0.05%

Ivory Coast Bond†(a)	6.375%	3/3/2028	200	210,050

Latvia 0.07%

Republic of Latvia†(a)	5.25%	6/16/2021	258	299,671

Lithuania 0.16%

Republic of Lithuania†(a)	7.375%	2/11/2020	592	703,814

Mexico 0.45%

United Mexican States(a)	4.00%	10/2/2023	1,864	1,996,344

Panama 0.09%

Republic of Panama(a)	4.00%	9/22/2024	200	219,750
Republic of Panama(a)	6.70%	1/26/2036	142	194,540
Total				414,290

Paraguay 0.25%

Republic of Paraguay†(a)	4.625%	1/25/2023	1,050	1,118,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Peru 0.04%

Republic of Peru(a)	4.125%	8/25/2027	$152	$174,420

Qatar 0.09%

State of Qatar†(a)	3.25%	6/2/2026	400	407,556

Romania 0.01%

Republic of Romania†(a)	6.125%	1/22/2044	49	66,327

Russia 0.20%

Russia Eurobonds†(a)	4.875%	9/16/2023	800	881,000

Sri Lanka 0.09%

Republic of Sri Lanka†(a)	6.25%	7/27/2021	200	209,519
Republic of Sri Lanka†(a)	6.85%	11/3/2025	200	215,352
Total				424,871

Trinidad And Tobago 0.05%

Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	200	213,000

Turkey 0.32%

Republic of Turkey(a)	3.25%	3/23/2023	220	207,312
Republic of Turkey(a)	5.625%	3/30/2021	616	657,580
Republic of Turkey(a)	5.75%	3/22/2024	510	550,341
Total				1,415,233

Uruguay 0.02%

Republic of Uruguay PIK(a)	7.875%	1/15/2033	61	86,468
Total Foreign Government Obligations (cost $13,352,814)				13,884,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES BONDS 4.12%

Federal Home Loan Mortgage Corp.	0.75%	4/9/2018	$11,929	$11,920,005
Federal Home Loan Mortgage Corp.	0.875%	3/7/2018	6,532	6,538,049
Total Government Sponsored Enterprises Bonds (cost $18,453,714)				18,458,054

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.78%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.343%#	2/25/2032	2,919	505,712
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	49	48,878
Government National Mortgage Assoc. 2015-47 AE	2.90%#	11/16/2055	1,544	1,582,138
Government National Mortgage Assoc. 2015-48 AS	2.90%#	2/16/2049	931	959,402
Government National Mortgage Assoc. 2015-73 AC	2.90%#	2/16/2053	370	382,337
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,464,623)				3,478,467

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 16.63%

Federal Home Loan Mortgage Corp.	3.50%	2/1/2046 - 3/1/2046	2,933	3,127,532
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	1,269	1,398,879
Federal Home Loan Mortgage Corp.	5.00%	9/1/2019 - 6/1/2026	302	313,511
Federal National Mortgage Assoc. (d)	3.00%	TBA	32,804	34,188,462
Federal National Mortgage Assoc.	3.137%#	3/1/2042	1,223	1,290,849
Federal National Mortgage Assoc.(d)	3.50%	TBA	5,890	6,215,330
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 4/1/2046	17,792	18,984,445
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 11/1/2044	4,497	4,868,098
Federal National Mortgage Assoc.(d)	4.50%	TBA	2,250	2,464,400
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 9/1/2036	1,460	1,658,369

Total Government Sponsored Enterprises Pass-Throughs (cost $73,413,293)				74,509,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.36%

Miscellaneous

Municipal Elec Auth of Georgia	7.055%		4/1/2057	$557	$698,400
North Texas Tollway Auth	8.91%		2/1/2030	538	643,922
Pennsylvania	5.35%		5/1/2030	235	262,401
Total Municipal Bonds (cost $1,498,950)					1,604,723

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.90%

Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.512	%#	9/15/2048	94	98,727
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	212	216,884
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	159	162,620
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	886,211
Citigroup Commercial Mortgage Trust 2016-P3 C	4.998	%#	4/15/2049	260	283,892
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#	4/15/2049	203	147,076
Citigroup Commercial Mortgage Trust 2016-P4 C	4.134	%#	7/10/2049	506	517,934
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526	%#	4/15/2047	165	166,937
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.431	%#	8/10/2047	748	46,846
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.801	%#	10/10/2053	350	365,843
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.801	%#	10/10/2053	606	504,629
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.591	%#	7/10/2050	178	188,958
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.591	%#	7/10/2050	410	373,187
CSAIL Commercial Mortgage Trust 2015-C2 C	4.352	%#	6/15/2057	700	703,560
DBWF Mortgage Trust 2015-LCM D†	3.535	%#	6/10/2034	257	243,797
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495	%#	12/15/2034	278	279,784
GS Mortgage Securities Trust 2014-GC26 D†	4.661	%#	11/10/2047	117	96,345
GS Mortgage Securities Trust 2015-GC32 C	4.559	%#	7/10/2048	195	202,705
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	695,335
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#	8/5/2034	629	607,972
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243	%#	4/15/2047	300	332,592
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.07	%#	1/15/2048	112	91,224
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.456	%#	7/15/2048	157	144,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	$8	$8,326
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	19	18,718
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%	10/25/2036	21	17,572
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.893%#	7/15/2050	19,793	832,436
Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	1,012	1,017,631
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%#	1/5/2043	250	266,354
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	13	12,884
UBS-BAMLL Trust 2012-WRM E†	4.379%#	6/10/2030	595	574,116
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%#	8/10/2049	200	218,947
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%#	3/18/2028	44	42,508
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.432%#	7/15/2046	364	333,682
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.274%#	5/15/2048	1,489	1,203,191
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	7/15/2048	750	758,044
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.045%#	1/15/2059	434	340,619
Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,571,530)				13,002,415

U.S. TREASURY OBLIGATIONS 26.54%

U.S. Treasury Bond	2.50%	5/15/2046	14,866	15,386,890
U.S. Treasury Bond	3.00%	5/15/2045	3,493	3,983,452
U.S. Treasury Note	0.875%	10/15/2017	22,041	22,087,066
U.S. Treasury Note	1.125%	9/30/2021	42,182	42,127,627
U.S. Treasury Note	1.25%	3/31/2021	8,353	8,398,031
U.S. Treasury Note	1.375%	5/31/2021	3,337	3,373,630
U.S. Treasury Note	1.375%	6/30/2018	9,419	9,519,077
U.S. Treasury Note	1.50%	8/15/2026	8,514	8,431,525
U.S. Treasury Note	1.75%	10/31/2020	1,012	1,038,802
U.S. Treasury Note	2.625%	11/15/2020	4,247	4,509,286
Total U.S. Treasury Obligations (cost $118,403,065)				118,855,386
Total Long-Term Investments (cost $469,191,220)				$475,832,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 4.54%

ASSET-BACKED SECURITY 0.06%

Other

Ascentium Equipment Receivables Trust 2016-1A A1† (cost $268,433)	0.95%	4/10/2017	$268	$268,440

REPURCHASE AGREEMENT 4.48%

Repurchase Agreement dated 9/30/2016, 0.03% due 10/3/2016 with Fixed Income Clearing Corp. collateralized by $20,470,000 of U.S. Treasury Note at 0.75% due 9/30/2018; value: $20,470,000; proceeds: $20,065,290 (cost $20,065,239)			20,065	20,065,239
Total Short-Term Investments (cost $20,333,672)				20,333,679

Total Investments in Securities 110.78% (cost $489,524,892)				496,165,867

Liabilities in Excess of Cash and Other Assets(e) (10.78%)				(48,284,001)
Net Assets 100.00%				$447,881,866

IO	Interest Only.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Defaulted (non-income producing security).
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2016	264	Long	$32,080,125	$36,660

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2016	94	Short	$(12,325,750)	$(13,382)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$109,504,483	$—	$109,504,483
Corporate Bonds	—	122,802,478	—	122,802,478
Foreign Government Obligations	—	13,884,747	—	13,884,747
Government Sponsored Enterprises Bonds	—	18,458,054	—	18,458,054
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	3,478,467	—	3,478,467
Government Sponsored Enterprises Pass-Throughs	—	74,509,875	—	74,509,875
Municipal Bonds	—	1,604,723	—	1,604,723
Non-Agency Commercial Mortgage-Backed Securities	—	13,002,415	—	13,002,415
U.S. Treasury Obligations	—	118,855,386	—	118,855,386
Repurchase Agreement	—	20,065,239	—	20,065,239
Total	$—	$496,165,867	$—	$496,165,867
Other Financial Instruments
Futures Contracts
Assets	$36,660	$—	$—	$36,660
Liabilities	(13,382)	—	—	(13,382)
Total	$23,278	$—	$—	$23,278

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Government Sponsored Enerprises Collateralized Mortgage Obligations
Balance as of January 1, 2016	$1,252,335	$539,804
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Net transfers in or out of Level 3	(1,252,335)	(539,804)
Balance as of September 30, 2016	$—	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	Fair Value
COMMON STOCKS 103.59%

Automobiles 1.03%

Thor Industries, Inc.	47	$3,981

Banks 7.90%

Bank of Hawaii Corp.	97	7,044
Chemical Financial Corp.	66	2,912
Citizens Financial Group, Inc.	229	5,659
East West Bancorp, Inc.	118	4,332
Webster Financial Corp.	101	3,839
Western Alliance Bancorp*	180	6,757
Total		30,543

Capital Markets 0.82%

Moelis & Co. Class A	118	3,173

Chemicals 2.12%

Ingevity Corp.*	14	645
RPM International, Inc.	89	4,781
Trinseo SA	49	2,772
Total		8,198

Commercial Services & Supplies 3.40%

Herman Miller, Inc.	173	4,948
KAR Auction Services, Inc.	190	8,200
Total		13,148

Communications Equipment 1.44%

ARRIS International plc*	197	5,581

Construction & Engineering 3.46%

AECOM*	266	7,908
Jacobs Engineering Group, Inc.*	106	5,483
Total		13,391

Containers & Packaging 3.92%

Berry Plastics Group, Inc.*	134	5,876
Sealed Air Corp.	114	5,224
WestRock Co.	84	4,072
Total		15,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	Fair Value
Diversified Telecommunication Services 2.05%

Zayo Group Holdings, Inc.*	267	$7,933

Electric: Utilities 1.09%

ITC Holdings Corp.	91	4,230

Electrical Equipment 1.31%

Hubbell, Inc.	47	5,064

Electronic Equipment, Instruments & Components 2.30%

Amphenol Corp. Class A	64	4,155
Belden, Inc.	69	4,760
Total		8,915

Energy Equipment & Services 0.66%

Helmerich & Payne, Inc.	38	2,557

Equity Real Estate Investment Trusts 8.08%

Federal Realty Investment Trust	62	9,544
Highwoods Properties, Inc.	147	7,662
Physicians Realty Trust	361	7,776
Retail Opportunity Investments Corp.	286	6,280
Total		31,262

Food Products 2.09%

Pinnacle Foods, Inc.	161	8,077

Health Care Equipment & Supplies 5.40%

Alere, Inc.*	255	11,026
Cooper Cos., Inc. (The)	28	5,019
STERIS plc (United Kingdom)(a)	66	4,825
Total		20,870

Health Care Providers & Services 4.07%

ExamWorks Group, Inc.*	204	7,150
HealthSouth Corp.	212	8,601
Total		15,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 1.73%

Aramark	176	$6,693

Household Durables 1.77%

Lennar Corp. Class A	97	4,107
Newell Brands, Inc.	52	2,738
Total		6,845

Information Technology Services 10.60%

Acxiom Corp.*	253	6,742
Amdocs Ltd.	110	6,364
Booz Allen Hamilton Holding Corp.	265	8,377
Cardtronics plc Class A (United Kingdom)*(a)	88	3,925
Fidelity National Information Services, Inc.	101	7,780
MAXIMUS, Inc.	74	4,185
Vantiv, Inc. Class A*	64	3,601
Total		40,974

Insurance 6.60%

Arch Capital Group Ltd.*	104	8,243
Hartford Financial Services Group, Inc. (The)	120	5,139
Markel Corp.*	4	3,715
RenaissanceRe Holdings Ltd.	70	8,411
Total		25,508

Internet Software & Services 1.21%

Akamai Technologies, Inc.*	88	4,663

Life Sciences Tools & Services 1.58%

PerkinElmer, Inc.	109	6,116

Machinery 1.12%

Wabtec Corp.	53	4,328

Media 2.19%

AMC Networks, Inc. Class A*	69	3,578
New York Times Co. (The) Class A	408	4,876
Total		8,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	Fair Value
Metals & Mining 1.88%

Reliance Steel & Aluminum Co.	101	$7,275

Multi-Line Retail 0.90%

Nordstrom, Inc.	67	3,476

Multi-Utilities 3.58%

Black Hills Corp.	84	5,143
CMS Energy Corp.	207	8,696
Total		13,839

Oil, Gas & Consumable Fuels 5.07%

Carrizo Oil & Gas, Inc.*	83	3,371
Cimarex Energy Co.	37	4,972
EQT Corp.	56	4,067
Rice Energy, Inc.*	275	7,180
Total		19,590

Pharmaceuticals 0.79%

Prestige Brands Holdings, Inc.*	63	3,041

Real Estate Management & Development 0.67%

Realogy Holdings Corp.	100	2,586

Road & Rail 2.24%

Genesee & Wyoming, Inc. Class A*	64	4,413
Old Dominion Freight Line, Inc.*	62	4,254
Total		8,667

Semiconductors & Semiconductor Equipment 4.11%

Cypress Semiconductor Corp.	282	3,429
Lam Research Corp.	40	3,788
MACOM Technology Solutions Holdings, Inc.*	101	4,276
Synaptics, Inc.*	75	4,394
Total		15,887

Software 0.84%

FireEye, Inc.*	221	3,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2016

Investments	Shares	Fair Value
Textiles, Apparel & Luxury Goods 2.47%

Ralph Lauren Corp.	30	$3,034
Steven Madden Ltd.*	189	6,532
Total		9,566

Thrifts & Mortgage Finance 1.02%

Essent Group Ltd.*	149	3,965

Trading Companies & Distributors 0.80%

MSC Industrial Direct Co., Inc. Class A	42	3,083

Water Utilities 1.28%

American Water Works Co., Inc.	66	4,939
Total Investments in Common Stock 103.59% (cost $352,862)		400,596

Liabilities in Excess of Cash and Other Assets (3.59)%		(13,888)

Net Assets 100%		$386,708

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO September 30, 2016

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Common Stocks
Health Care Providers & Services	$8,601	$—	$7,150	(4)	$15,751
Remaining Industries	384,845	—	—		384,845
Total	$393,446	$—	$7,150		$400,596

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2016.
(4)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock
Balance as of January 1, 2016	$—
Accrued discounts/premiums	—
Realized gain (loss)	104
Change in unrealized appreciation/depreciation	1,709
Purchases	—
Sales	(595)
Net transfers in or out of Level 3	5,932
Balance as of September 30, 2016	$7,150

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following thirteen portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Short Duration Income is to seek a high level of income consistent with preservation of capital. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Bond Debenture, Calibrated Dividend Growth, Short Duration Income and Total Return may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. Calibrated Dividend Growth may purchase and sell index future contracts to manage cash. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(h)	Credit Default Swaps-The Bond Debenture Portfolio may enter into credit default swap contracts in order to economically hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

Notes to Schedule of Investments (unaudited)(continued)

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Portfolio entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls-Bond Debenture and Total Return may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

Notes to Schedule of Investments (unaudited)(continued)

(k)	Floating Rate Loans-Bond Debenture, Short Duration Income and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2016, the following Fund had unfunded loan commitments:

Security Name	Fund Name
Short Duration Income
Lam Research Corporation 3 Year Tranche Loan	$25,000
Lam Research Corporation 5 Year Tranche Loan	19,000

(l)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Bond Debenture entered into forward foreign currency exchange contracts during the period ended September 30, 2016 (as described in Note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Bond Debenture, Short Duration Income and Total Return entered into U.S. Treasury futures contracts and Calibrated Dividend Growth entered into E-Mini S&P 500 index futures, during the period ended September 30, 2016 (as described in note 2(e)) to economically hedge against changes in interest rates and to manage cash. Bond Debenture, Short Duration Income and Total Return bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. Calibrated Dividend Growth bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2016, Bond Debenture, Calibrated Dividend Growth, Short Duration Income and Total Return had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

Bond Debenture
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$65,169
Futures Contracts	$533,147	$—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$25,777
Futures Contracts	$89,324	$—

Calibrated Dividend Growth
Asset Derivatives	Equity Index Contracts
Futures Contracts	$1,854

Short Duration Income
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$10,627
Liability Derivatives
Futures Contracts	$5,086

Notes to Schedule of Investments (unaudited)(concluded)

Total Return
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$36,660
Liability Derivatives
Futures Contracts	$13,382

4. FEDERAL TAX INFORMATION

As of September 30, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock
Tax cost	$993,276,343	$162,149,586	$41,695,183
Gross unrealized gain	68,824,283	7,601,720	3,746,496
Gross unrealized loss	(9,705,064)	(2,896,251)	(252,828)
Net unrealized security gain	$59,119,219	$4,705,469	$3,493,668

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$33,366,072	$362,365,836	$650,582,925
Gross unrealized gain	4,594,546	18,821,679	56,702,785
Gross unrealized loss	(434,389)	(2,440,977)	(3,953,811)
Net unrealized security gain	$4,160,157	$16,380,702	$52,748,974

	Growth Opportunities	International Core Equity	International Opportunities
Tax cost	$123,701,454	$58,383,166	$43,876,899
Gross unrealized gain	8,046,496	2,949,546	5,646,993
Gross unrealized loss	(3,380,260)	(1,616,997)	(1,648,926)
Net unrealized security gain	$4,666,236	$1,332,549	$3,998,067

	Mid Cap Stock	Short Duration Income	Total Return
Tax cost	$319,996,266	$36,059,732	$491,201,466
Gross unrealized gain	32,976,135	65,039	6,512,930
Gross unrealized loss	(4,719,557)	(99,593)	(1,548,529)
Net unrealized security gain (loss)	$28,256,578	$(34,554)	$4,964,401

Value Opportunities
Tax cost	$353,125
Gross unrealized gain	55,547
Gross unrealized loss	(8,076)
Net unrealized security gain	$47,471

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions received, amortization of premium and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2016